UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number     811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices)                         (Zip code)

Art Ally, The Timothy Plan

1055 Maitland Center Commons, Maitland, FL 32751

(Name and address of agent for service)

Registrant’s telephone number, including area code:    800-846-7526

Date of fiscal year end:    9/30

Date of reporting period: 3/31/20

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

SEMI-ANNUAL REPORT

March 31, 2020

TIMOTHY PLAN FAMILY OF FUNDS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, www.timothyplan.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Funds documents that have been mailed to you.

[1]

Fund Profile

As of March 31, 2020 - (Unaudited)

Aggressive Growth Fund

Top Ten Industries
(% of Net Assets)
Software	17.2%
Healthcare-Products	17.1%
Money Market Fund	8.8%
Semiconductors	7.7%
Computers	6.6%
Commercial Services	6.5%
Healthcare - Services	6.0%
REITS	4.4%
Pharmaceuticals	4.2%
Packaging & Containers	3.8%
Other Assets Less Liabilities - Net	17.7%

100.0%

Large/Mid Cap Growth Fund

Top Ten Industries
(% of Net Assets)
Exchange Traded Fund	22.2%
Semiconductors	13.4%
Retail	8.5%
Money Market Fund	7.2%
Software	5.8%
Healthcare - Products	5.7%
Electronics	5.6%
Pharmaceuticals	4.6%
Computers	4.0%
Internet	3.7%
Other Assets Less Liabilities - Net	19.3%

100.0%

Large/Mid Cap Value Fund

Top Ten Industries
(% of Net Assets)
Exchange Traded Funds	22.8%
Semiconductors	6.8%
Electronics	6.7%
Food	5.7%
Insurance	5.7%
Money Market Fund	5.0%
Healthcare-Products	4.9%
REITS	4.3%
Aerospace/Defense	4.2%
Banks	4.2%
Other Assets Less Liabilities - Net	29.7%

100.0%

International Fund

Top Ten Industries
(% of Net Assets)
Insurance	8.3%
Banks	7.3%
Internet	6.6%
Semiconductors	6.4%
Telecommunications	5.9%
Diversified Financial Services	4.8%
Healthcare - Products	4.7%
Money Market Fund	4.7%
Food	4.6%
Electric	3.6%
Other Assets Less Liabilities - Net	43.1%

100.0%

Small Cap Value Fund

Top Ten Industries
(% of Net Assets)
Exchange Traded Fund	10.4%
Banks	10.2%
REITS	7.6%
Retail	6.0%
Insurance	5.5%
Money Market Fund	4.3%
Electric	3.9%
Food	3.9%
Healthcare - Products	3.2%
Savings & Loans	3.2%
Other Assets Less Liabilities - Net	41.8%

100.0%

Fixed Income Fund

Top Ten Industries
(% of Net Assets)
Government Notes & Bonds	43.4%
Corporate Bonds	26.8%
Government Mortgage - Backed Securities	26.5%
Money Market Fund	2.9%
Other Assets Less Liabilities - Net	0.4%

100.0%

[2]

Fund Profile

As of March 31, 2020 - (Unaudited) (Continued)

High Yield Bond Fund

Top Ten Industries
(% of Net Assets)
Corporate Bonds	92.0%
Money Market Fund	5.2%
Convertible Bonds	0.7%
Other Assets Less Liabilities - Net	2.1%

100.0%

Defensive Strategies Fund

Top Ten Industries
(% of Net Assets)
Alternative Investments	28.2%
Treasury Inflation Protected Securities (TIPS)	27.7%
REITS	16.6%
Money Market Fund	6.4%
Mining	5.3%
Oil & Gas	4.9%
Water	2.1%
Chemicals	1.6%
Food	1.4%
Machinery - Diversified	1.3%
Other Assets Less Liabilities - Net	4.5%

100.0%

Conservative Growth Fund

Top Ten Industries
(% of Net Assets)
Mutual Funds	54.0%
Exchange Traded Funds	41.8%
Money Market Fund	4.3%
Other Assets Less Liabilities - Net	(0.1)%

100.0%

Israel Common Values Fund

Top Ten Industries
(% of Net Assets)
Banks	20.4%
Real Estate	10.9%
Food	7.2%
Telecommunications	6.7%
Software	5.7%
Semiconductors	5.2%
Computers	4.8%
Insurance	4.6%
Oil & Natural Gas	4.2%
Aerospace/Defense	4.0%
Other Assets Less Liabilities - Net	26.3%

100.0%

Strategic Growth Fund

Top Ten Industries
(% of Net Assets)
Exchange Traded Funds	57.7%
Mutual Funds	37.8%
Money Market Fund	4.6%
Other Assets Less Liabilities - Net	(0.1)%

100.0%

Growth & Income Fund

Top Ten Industries
(% of Net Assets)
Exchange Traded Fund	47.7%
Corporate Bonds	20.2%
Government Notes, Bonds & Agencies	16.1%
Government Mortgage - Backed Securities	13.8%
Money Market Fund	2.1%
Other Assets Less Liabilities - Net	0.1%

100.0%

[3]

Schedule of Investments | Aggressive Growth Fund

As of March 31, 2020 (Unaudited)

Shares		Fair Value
	COMMON STOCK – 86.7%
	AEROSPACE/DEFENSE – 2.3%
2,765	L3Harris Technologies, Inc.	$498,032

	APPAREL – 2.4%
3,874	Deckers Outdoor Corp. *	519,116

	COMMERCIAL SERVICES – 6.5%
4,437	ASGN, Inc. *	156,715
5,922	FTI Consulting, Inc. *	709,278
1,021	MarketAxess Holdings, Inc.	339,554
3,397	TransUnion	224,813

		1,430,360

	COMPUTERS – 6.6%
3,421	EPAM Systems, Inc. *	635,143
5,785	Genpact Ltd. *	168,922
14,682	Rapid7, Inc. *	636,171

		1,440,236

	DISTRIBUTION/WHOLESALE – 0.8%
5,769	IAA, Inc. *	172,839

	ELECTRONICS – 1.1%
3,116	Fortive Corp.	171,972
1,385	Woodward, Inc.	82,324

		254,296

	ENVIRONMENTAL CONTROL – 0.7%
2,892	Clean Harbors, Inc. *	148,475

	HEALTHCARE – PRODUCTS – 17.1%
5,162	DENTSPLY SIRONA, Inc.	200,440
2,741	Edwards Lifesciences Corp. *	517,007
7,066	Haemonetics Corp. *	704,198
2,160	Hill-Rom Holdings, Inc.	217,296
2,347	ICU Medical, Inc. *	473,554
2,599	Insulet Corp. *	430,602
4,041	Quidel Corp. *	395,250
1,499	STERIS PLC	209,815
2,050	Teleflex, Inc.	600,363

		3,748,525

	HEALTHCARE – SERVICES – 6.0%
5,261	Addus HomeCare Corp. *	355,644
3,421	ICON PLC *	465,256
1,565	LHC Group, Inc *	219,413
1,681	Teladoc Health, Inc. *	260,572

		1,300,885

	HOUSEHOLD PRODUCTS/WARES – 2.0%
3,075	Helen of Troy Ltd. *	442,892

	INSURANCE – 1.4%
3,771	Arthur J Gallagher & Co.	307,374

	INTERNET – 1.4%
2,975	Proofpoint, Inc. *	305,205

	MACHINERY – CONSTRUCTION & MINING – 1.0%
3,383	Oshkosh Corp.	217,629

The accompanying notes are an integral part of these financial statements.

[4]

Schedule of Investments | Aggressive Growth Fund

As of March 31, 2020 (Unaudited) (Continued)

Shares		Fair Value
	MISCELLANEOUS MANUFACTURING – 1.2%
3,103	Trane Technologies PLC	$256,277

	PACKAGING & CONTAINERS – 3.8%
14,495	Crown Holdings, Inc. *	841,290

	PHARMACEUTICALS – 4.2%
897	DexCom, Inc. *	241,535
17,964	Horizon Therapeutics Plc *	532,094
1,436	Sarepta Therapeutics, Inc. *	140,470

		914,099

	RETAIL – 2.2%
17,168	Bloomin’ Brands, Inc.	122,580
2,274	Burlington Stores, Inc. *	360,338

		482,918

	SEMICONDUCTORS – 7.7%
10,055	Advanced Micro Devices, Inc. *	457,302
1,568	Lam Research Corp.	376,320
3,583	Monolithic Power System, Inc.	600,009
3,098	Xilinx, Inc.	241,458

		1,675,089

	SOFTWARE – 17.2%
2,405	Akamai Technologies, Inc. *	220,033
981	ANSYS, Inc. *	228,053
6,069	Fidelity National Information Services, Inc.	738,234
4,313	Fiserv, Inc. *	409,692
1,418	MSCI, Inc.	409,745
24,704	Nutanix, Inc. *	390,323
3,140	RingCentral, Inc. *	665,398
1,666	ServiceNow, Inc. *	477,442
2,582	Twilio, Inc. *	231,063

		3,769,983

	TEXTILES – 1.1%
1,598	UniFirst Corp.	241,442

	TOTAL COMMON STOCK (Cost $18,439,592)	18,966,962

	REITs – 4.4%
8,596	Americold Realty Trust	292,608
17,191	Physicians Realty Trust	239,642
2,856	Prologis, Inc.	229,537
8,333	STAG Industrial, Inc.	187,659

	TOTAL REITs (Cost $1,020,246)	949,446

	MONEY MARKET FUND – 8.8%
1,926,263	Fidelity Institutional Money Market Funds – Government Portfolio – Class I, 0.30% (A) (Cost $1,926,263)	1,926,263

	TOTAL INVESTMENTS – 99.9% (Cost $21,386,101)	$21,842,671
	OTHER ASSETS IN EXCESS OF LIABILITIES – NET – 0.1%	29,929

	NET ASSETS – 100.0%	$21,872,600

*	Non-income producing securities.
PLC	Public Limited Co.
REITs	Real Estate Investment Trust.
(A)	Variable rate security; the rate shown represents the yield at March 31, 2020.

The accompanying notes are an integral part of these financial statements.

[5]

Schedule of Investments | International Fund

As of March 31, 2020 (Unaudited)

Shares		Fair Value
	COMMON STOCK – 94.7%
	AUTO PARTS & EQUIPMENT – 2.6%
37,300	Magna International, Inc. – Class A	$1,190,616
78,300	Valeo SA (ADR)	632,860

		1,823,476

	BANKS – 7.3%
97,000	Banco Bradesco SA (ADR)	393,820
36,839	DBS Group Holdings Ltd. (ADR)	1,904,944
91,000	DNB ASA (ADR)	1,009,190
77,200	ICICI Bank Ltd. (ADR)	656,200
50,600	KBC Group NV (ADR)	1,133,946

		5,098,100

	BUILDING MATERIALS – 1.7%
52,600	Xinyi Glass Holdings Ltd. (ADR)	1,173,506

	CHEMICALS – 1.4%
14,900	Arkema SA (ADR)	1,001,876

	COMMERCIAL SERVICES – 3.4%
33,700	Amadeus IT Group SA (ADR)	1,580,530
9,000	Ashtead Group PLC (ADR)	792,990

		2,373,520

	COSMETICS/PERSONAL CARE – 2.1%
90,000	Kao Corp. (ADR)	1,465,200

	DIVERSIFIED FINANCIAL SERVICES – 4.8%
120,000	Deutsche Boerse AG (ADR)	1,622,400
21,000	ORIX Corp. (ADR)	1,241,100
24,000	Pagseguro Digital Ltd. *	463,920

		3,327,420

	ELECTRIC – 3.6%
251,000	Enel SpA (ADR)	1,762,020
128,900	Power Assets Holdings Ltd. (ADR)	751,874

		2,513,894

	ELECTRONICS – 2.2%
18,000	Hoya Corp. (ADR)	1,529,820

	ENGINEERING & CONSTRUCTION – 3.5%
121,000	Vinci SA (ADR)	2,465,980

	FOOD – 4.6%
18,000	Kerry Group PLC (ADR)	2,040,660
75,000	Mowi ASA (ADR)	1,133,250

		3,173,910

	HAND/MACHINE TOOLS – 3.5%
76,650	Techtronic Industries Co. (ADR)	2,463,033

	HEALTHCARE – PRODUCTS – 4.7%
32,200	Alcon, Inc. *	1,636,404
45,400	Smith & Nephew PLC (ADR)	1,628,498

		3,264,902

	HEALTHCARE – SERVICES – 2.5%
53,000	Fresenius Medical Care AG & Co. (ADR)	1,738,400

The accompanying notes are an integral part of these financial statements.

[6]

Schedule of Investments | International Fund

As of March 31, 2020 (Unaudited) (Continued)

Shares		Fair Value
	INSURANCE – 8.3%
35,700	Ageas (ADR)	$1,471,036
69,000	AIA Group Ltd. (ADR)	2,483,310
40,200	Muenchener Rueckversicherungs AG (ADR)	797,488
68,600	Sampo Oyj (ADR)	990,584

		5,742,418

	INTERNET – 6.6%
14,100	Pinduoduo, Inc. (ADR) *	508,023
50,100	Tencent Holdings Ltd. (ADR)	2,459,409
46,700	Yandex NV *	1,590,135

		4,557,567

	LEISURE TIME – 2.0%
99,000	Shimano, Inc. (ADR)	1,398,672

	MACHINERY – DIVERSIFIED – 3.3%
53,500	Atlas Copco AB (ADR)	1,554,710
57,000	FANUC Corp. (ADR)	753,540

		2,308,250

	MINING – 1.3%
19,500	Rio Tinto PLC (ADR)	888,420

	OFFICE/BUSINESS EQUIPMENT – 1.7%
22,938	FUJIFILM Holdings Corp. (ADR)	1,147,359

	OIL & GAS – 3.4%
55,100	Eni SpA (ADR)	1,092,082
89,000	Equinor ASA (ADR)	1,084,020
36,000	Petroleo Brasileiro SA (ADR)	194,040

		2,370,142

	RETAIL – 2.2%
81,000	Pan Pacific International Holdings Corp. (ADR)	1,522,395

	SEMICONDUCTORS – 6.4%
6,550	ASML Holding NV (ADR)	1,713,742
6,900	Mellanox Technologies Ltd. *	837,108
11,000	NXP Semiconductors NV	912,230
20,000	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	955,800

		4,418,880

	SOFTWARE – 2.1%
42,640	Open Text Corp.	1,488,989

	TELECOMMUNICATIONS – 5.9%
14,200	Nice Ltd. (ADR) *	2,038,552
87,800	Nippon Telegraph & Telephone Corp. (ADR)	2,073,836

		4,112,388

	TRANSPORTATION – 3.6%
11,300	Canadian Pacific Railway Ltd.	2,481,367

	TOTAL COMMON STOCK (Cost $69,721,792)	65,849,884

	MONEY MARKET FUND – 4.7%
3,293,539	Fidelity Institutional Money Market Funds – Government Portfolio – Class I, 0.30% (A) (Cost $3,293,539)	3,293,539

	TOTAL INVESTMENTS – 99.4% (Cost $73,015,331)	$69,143,423
	OTHER ASSETS IN EXCESS OF LIABILITIES – NET – 0.6%	394,587

	NET ASSETS – 100.0%	$69,538,010

The accompanying notes are an integral part of these financial statements.

[7]

Schedule of Investments | International Fund

As of March 31, 2020 (Unaudited) (Continued)

*	Non-income producing securities.
ADR	American Depositary Receipt.
PLC	Public Limited Co.
(A)	Variable rate security; the rate shown represents the yield at March 31, 2020.

Diversification of Assets

Country	% of Net Assets
Japan	16.0%
Hong Kong	9.9%
Canada	7.4%
Germany	6.0%
France	5.9%
United Kingdom	4.8%
Norway	4.6%
China	4.3%
Israel	4.1%
Italy	4.1%
Netherlands	3.8%
Belgium	3.8%
Ireland	2.9%
Sinapore	2.7%
Switzerland	2.4%
Russia	2.3%
Spain	2.3%
Sweden	2.2%
Brazil	1.5%
Finland	1.4%
Taiwan	1.4%
India	0.9%

Total	94.7%
Money Market Fund	4.7%
Other Assets Less Liabilities – Net	0.6%

Grand Total	100.0%

The accompanying notes are an integral part of these financial statements.

[8]

Schedule of Investments | Large/Mid Cap Growth Fund

As of March 31, 2020 (Unaudited)

Shares		Fair Value
	COMMON STOCK – 70.8%
	AEROSPACE/DEFENSE – 1.5%
7,639	General Dynamics Corp.	$1,010,716

	BANKS – 0.5%
10,035	Western Alliance Bancorp	307,171

	BIOTECHNOLOGY – 1.8%
5,029	Vertex Pharmaceuticals, Inc. *	1,196,651

	CHEMICALS – 1.2%
9,932	FMC Corp.	811,345

	COMMERCIAL SERVICES – 1.5%
4,991	Grand Canyon Education, Inc. *	380,738
1,808	MarketAxess Holdings, Inc.	601,287

		982,025

	COMPUTERS – 4.0%
4,716	EPAM Systems, Inc. *	875,573
24,021	Rapid7, Inc. *	1,040,830
19,458	Western Digital Corp.	809,842

		2,726,245

	DIVERSIFIED FINANCIAL SERVICES – 1.6%
13,573	Intercontinental Exchange, Inc.	1,096,020

	ELECTRIC – 1.0%
28,390	PPL Corp.	700,665

	ELECTRICAL COMPONENTS & EQUIPMENT – 1.5%
20,893	Emerson Electric Co.	995,551

	ELECTRONICS – 5.6%
16,477	Amphenol Corp. – Class A	1,200,844
12,847	Fortive Corp.	709,026
13,906	Honeywell International, Inc.	1,860,484

		3,770,354

	FOOD – 1.4%
6,499	McCormick & Co., Inc.	917,724

	HEALTHCARE – PRODUCTS – 5.7%
5,109	Edwards Lifesciences Corp. *	963,660
5,527	Insulet Corp. *	915,713
1,850	Intuitive Surgical, Inc. *	916,138
3,693	Teleflex, Inc.	1,081,532

		3,877,043

	HEALTHCARE – SERVICES – 1.1%
6,897	IQVIA Holdings, Inc. *	743,910

	INSURANCE – 2.3%
19,475	Arthur J. Gallagher & Co.	1,587,407

	INTERNET – 3.7%
18,785	CDW Corp.	1,752,077
4,667	Palo Alto Networks, Inc. *	765,201

		2,517,278

	MACHINERY – CONSTRUCTION & MINING – 2.2%
7,950	Caterpillar, Inc.	922,518
8,569	Oshkosh Corp.	551,244

		1,473,762

The accompanying notes are an integral part of these financial statements.

[9]

Schedule of Investments | Large/Mid Cap Growth Fund

As of March 31, 2020 (Unaudited) (Continued)

Shares		Fair Value
	MACHINERY – DIVERSIFIED – 1.3%
13,422	Xylem, Inc.	$874,175

	OIL & GAS – 0.6%
12,372	ConocoPhillips	381,058

	PHARMACEUTICALS – 4.6%
6,118	Neurocrine Biosciences, Inc. *	529,513
5,558	Sarepta Therapeutics, Inc. *	543,684
17,408	Zoetis, Inc.	2,048,748

		3,121,945

	RETAIL – 8.5%
5,383	Burlington Stores, Inc. *	852,990
5,785	Costco Wholesale Corp.	1,649,477
9,425	Dollar General Corp.	1,423,269
2,266	Lululemon Athletica, Inc. *	429,520
2,256	O’Reilly Automotive, Inc. *	679,169
18,006	Restaurant Brands International, Inc.	720,780

		5,755,205

	SEMICONDUCTORS – 13.4%
31,035	Advanced Micro Devices, Inc. *	1,411,472
5,226	Broadcom Ltd.	1,239,085
21,331	Maxim Integrated Products, Inc.	1,036,900
25,621	Micron Technology, Inc. *	1,077,619
4,718	Monolithic Power Systems, Inc.	790,076
9,007	NVIDIA Corp.	2,374,245
13,231	NXP Semiconductors NV	1,097,247

		9,026,644

	SOFTWARE – 5.8%
8,444	Fidelity National Information Services, Inc.	1,027,128
6,087	ServiceNow, Inc. *	1,744,412
8,713	Synopsys, Inc. *	1,122,147

		3,893,687

	TOTAL COMMON STOCK (Cost $43,787,435)	47,766,581

	EXCHANGE TRADED FUND (A) – 22.2%
720,000	Timothy Plan U.S. Large Cap Core ETF (Cost $18,061,200)	14,925,600

	MONEY MARKET FUND – 7.2%
4,864,732	Fidelity Institutional Money Market Funds – Government Portfolio – Class I, 0.30% (B) (Cost $4,864,732)	4,864,732

	TOTAL INVESTMENTS – 100.2% (Cost $66,713,367)	$67,556,913
	OTHER ASSETS IN EXCESS OF LIABILITIES – NET – (0.2)%	(121,097)

	NET ASSETS – 100.0%	$67,435,816

*	Non-income producing securities.
ETF	Exchange Traded Fund.
(A)	Affiliated Fund.
(B)	Variable rate security; the rate shown represents the yield at March 31, 2020.

The accompanying notes are an integral part of these financial statements.

[10]

Schedule of Investments | Small Cap Value Fund

As of March 31, 2020 (Unaudited)

Shares		Fair Value
	COMMON STOCK – 77.2%
	AEROSPACE/DEFENSE – 1.7%
42,559	Kaman Corp.	$1,637,245

	APPAREL – 1.5%
41,293	Oxford Industries, Inc.	1,497,284

	AUTO PARTS & EQUIPMENT – 1.5%
40,365	Douglas Dynamics, Inc.	1,433,361

	BANKS – 10.2%
75,170	Central Pacific Financial Corp.	1,195,203
31,391	Columbia Banking System, Inc.	841,279
84,069	Great Western Bancorp, Inc.	1,721,733
121,753	Heritage Commerce Corp.	933,846
113,857	Hilltop Holdings, Inc.	1,721,518
82,826	Renasant Corp.	1,808,920
70,412	Sandy Spring Bancorp, Inc.	1,594,128

		9,816,627

	BUILDING MATERIALS – 3.0%
49,552	Apogee Enterprises, Inc.	1,031,673
49,880	Universal Forest Products, Inc.	1,855,037

		2,886,710

	CHEMICALS – 1.7%
23,468	Innospec, Inc.	1,630,791

	COMMERCIAL SERVICES – 1.9%
130,490	Repay Holdings Corp. *	1,872,532

	DIVERSIFIED FINANCIAL SERVICES – 2.5%
16,613	Houlihan Lokey, Inc.	865,870
56,314	Moelis & Co.	1,582,423

		2,448,293

	ELECTRIC – 3.9%
45,203	Avista Corp.	1,920,675
31,284	NorthWestern Corp.	1,871,722

		3,792,397

	ELECTRICAL COMPONENTS & EQUIPMENT – 1.8%
21,375	Novanta, Inc. *	1,707,435

	ENGINEERING & CONSTRUCTION – 1.8%
47,842	Comfort Systems USA, Inc.	1,748,625

	FOOD – 3.9%
197,914	Hostess Brands, Inc. *	2,109,763
13,915	J & J Snack Foods Corp.	1,683,715

		3,793,478

	GAS – 1.8%
67,648	South Jersey Industries, Inc.	1,691,200

	HEALTHCARE – PRODUCTS – 3.2%
25,491	CONMED Corp.	1,459,870
27,397	Merit Medical Systems, Inc. *	856,156
47,351	Patterson Cos, Inc.	723,997

		3,040,023

	HEALTHCARE – SERVICES – 1.0%
19,290	Magellan Health, Inc. *	928,042

The accompanying notes are an integral part of these financial statements.

[11]

Schedule of Investments | Small Cap Value Fund

As of March 31, 2020 (Unaudited) (Continued)

Shares		Fair Value
	HOME BUILDERS – 1.6%
56,055	Century Communities, Inc. *	$813,358
19,079	Installed Building Products, Inc. *	760,680

		1,574,038

	HOUSEHOLD PRODUCTS/WARES – 1.5%
57,046	Central Garden & Pet Co. *	1,458,666

	INSURANCE – 5.5%
41,698	Argo Group International Holdings Ltd	1,545,328
79,685	BRP Group, Inc. *	840,677
53,997	James River Group Holdings Ltd	1,956,851
23,708	Mercury General Corp.	965,390

		5,308,246

	INTERNET – 0.9%
62,385	1-800-Flowers.com, Inc. *	825,354

	MACHINERY – DIVERSIFIED – 2.9%
10,985	Alamo Group, Inc.	975,248
53,721	Altra Industrial Motion Corp.	939,580
35,852	Columbus McKinnon Corp.	896,300

		2,811,128

	MISCELLANEOUS MANUFACTURER – 2.1%
72,840	Federal Signal Corp.	1,987,075

	OFFICE FURNISHINGS – 2.8%
158,369	Interface, Inc.	1,197,270
141,623	Knoll, Inc.	1,461,549

		2,658,819

	OIL & GAS – 0.8%
119,277	PDC Energy, Inc. *	740,710

	RETAIL – 6.0%
73,881	BJ’s Wholesale Club Holdings, Inc. *	1,881,749
166,306	Bloomin’ Brands, Inc.	1,187,425
39,188	Children’s Place, Inc.	766,517
35,675	Papa John’s International, Inc.	1,903,975

		5,739,666

	SAVINGS & LOANS – 3.2%
104,131	Berkshire Hills Bancorp, Inc.	1,547,387
57,967	Washington Federal, Inc.	1,504,823

		3,052,210

	SEMICONDUCTORS – 2.7%
114,904	Amkor Technology, Inc. *	895,102
96,421	Lattice Semiconductor Corp. *	1,718,222

		2,613,324

	SOFTWARE – 1.8%
26,508	Omnicell, Inc. *	1,738,395

	TELECOMMUNICATIONS – 2.1%
177,982	Viavi Solutions, Inc. *	1,995,178

	TEXTILES – 1.9%
11,983	UniFirst Corp.	1,810,511

	TOTAL COMMON STOCK (Cost $102,615,097)	74,237,363

The accompanying notes are an integral part of these financial statements.

[12]

Schedule of Investments | Small Cap Value Fund

As of March 31, 2020 (Unaudited) (Continued)

Shares		Fair Value
	EXCHANGE TRADED FUND (A) – 10.4%
580,000	Timothy Plan U.S. Small Cap Core ETF (Cost $14,834,080)	$9,950,596

	REITs – 7.6%
133,208	Columbia Property Trust, Inc.	1,665,100
68,837	Easterly Government Properties, Inc.	1,696,144
34,694	National Storage Affiliates Trust	1,026,942
42,522	PotlatchDeltic Corp.	1,334,765
137,666	RPT Realty	830,126
173,912	Summit Hotel Properties, Inc.	733,909

	TOTAL REITS (Cost $10,766,080)	7,286,986

	MONEY MARKET FUND – 4.3%
4,176,924	Fidelity Institutional Money Market Funds – Government Portfolio – Class I, 0.30% (B) (Cost $4,176,924)	4,176,924

	TOTAL INVESTMENTS – 99.5% (Cost $132,392,181)	$95,651,869
	OTHER ASSETS IN EXCESS OF LIABILITIES – NET – 0.5%	478,981

	NET ASSETS – 100.0%	$96,130,850

*	Non-income producing securities.
REITs	Real Estate Investment Trust.
(A)	Affiliated Fund.
(B)	Variable rate security; the rate shown represents the yield at March 31, 2020.

The accompanying notes are an integral part of these financial statements.

[13]

Schedule of Investments | Large/Mid Cap Value Fund

As of March 31, 2020 (Unaudited)

Shares		Fair Value
	COMMON STOCK – 68.0%
	AEROSPACE/DEFENSE – 4.2%
23,493	General Dynamics Corp.	$3,108,359
19,915	L3Harris Technologies, Inc.	3,587,090

		6,695,449

	BANKS – 4.2%
45,316	East West Bancorp, Inc.	1,166,434
78,567	First Hawaiian, Inc.	1,298,713
88,155	TCF Financial Corp.	1,997,592
75,095	Western Alliance Bancorp	2,298,658

		6,761,397

	CHEMICALS – 2.1%
7,298	Sherwin-Williams Co.	3,353,577

	COMMERCIAL SERVICES – 2.0%
26,717	Equifax, Inc.	3,191,346

	COMPUTERS – 3.8%
15,401	CACI International, Inc. *	3,251,921
97,142	Genpact Ltd. *	2,836,546

		6,088,467

	DIVERSIFIED FINANCIAL SERVICES – 2.0%
39,459	Intercontinental Exchange, Inc.	3,186,314

	ELECTRIC – 4.1%
62,497	CMS Energy Corp.	3,671,699
33,725	WEC Energy Group, Inc.	2,972,184

		6,643,883

	ELECTRONICS – 6.7%
37,887	Amphenol Corp. – Class A	2,761,205
23,746	Honeywell International, Inc.	3,176,977
15,034	Hubbell, Inc.	1,725,001
41,990	PerkinElmer, Inc.	3,161,007

		10,824,190

	FOOD – 5.7%
27,680	JM Smucker Co.	3,072,480
45,240	Lamb Weston Holdings, Inc.	2,583,204
24,865	McCormick & Co., Inc.	3,511,187

		9,166,871

	HEALTHCARE – PRODUCTS – 4.9%
40,725	Dentsply Sirona, Inc.	1,581,352
25,055	STERIS PLC	3,506,948
27,779	Zimmer Biomet Holdings, Inc.	2,807,901

		7,896,201

	INSURANCE – 5.7%
38,288	Arthur J. Gallagher & Co.	3,120,855
31,050	Assurant, Inc.	3,231,994
15,012	Everest Re Group Ltd.	2,888,609

		9,241,458

	MACHINERY – DIVERSIFIED – 1.7%
29,125	Curtiss-Wright Corp.	2,691,441

The accompanying notes are an integral part of these financial statements.

[14]

Schedule of Investments | Large/Mid Cap Value Fund

As of March 31, 2020 (Unaudited) (Continued)

Shares		Fair Value
	MEDIA – 4.0%
1,875	Cable One, Inc.	$3,082,519
29,725	Liberty Broadband Corp. *	3,291,152

		6,373,671

	MISCELLANEOUS MANUFACTURING – 1.0%
21,506	Eaton Corp. PLC	1,670,801

	OIL & GAS – 1.5%
44,205	EOG Resources, Inc.	1,587,844
34,725	Marathon Petroleum Corp.	820,204

		2,408,048

	RETAIL – 3.5%
18,884	Dollar General Corp.	2,851,673
33,583	Tractor Supply Co.	2,839,443

		5,691,116

	SEMICONDUCTORS – 6.8%
74,045	Micron Technology, Inc. *	3,114,333
22,970	Monolithic Power Systems, Inc.	3,846,556
15,120	NVIDIA Corp.	3,985,632

		10,946,521

	SOFTWARE – 2.0%
47,475	Cadence Design Systems, Inc. *	3,135,249

	TRANSPORTATION – 2.1%
24,173	Union Pacific Corp.	3,409,360

	TOTAL COMMON STOCK (Cost $113,092,346)	109,375,360

	EXCHANGE TRADED FUNDS (A) – 22.8%
920,000	Timothy Plan High Dividend Stock ETF	17,553,600
920,000	Timothy Plan U.S. Large Cap Core ETF	19,071,600

	TOTAL EXCHANGE TRADED FUNDS (Cost $46,064,400)	36,625,200

	REITs – 4.3%
22,224	Crown Castle International Corp.	3,209,146
18,363	Public Storage	3,647,075

	TOTAL REITS (Cost $6,983,647)	6,856,221

	MONEY MARKET FUND – 5.0%
8,110,939	Fidelity Institutional Money Market Funds – Government Portfolio – Class I, 0.30% (B) (Cost $8,110,939)	8,110,939

	TOTAL INVESTMENTS – 100.1% (Cost $174,251,332)	$160,967,720
	OTHER ASSETS IN EXCESS OF LIABILITIES – NET – (0.1)%	(235,162)

	NET ASSETS – 100.0%	$160,732,558

*	Non-income producing securities.
ETF	Exchange Traded Funds.
PLC	Public Limited Co.
REITs	Real Estate Investment Trust.
(A)	Affiliated Funds.
(B)	Variable rate security; the rate shown represents the yield at March 31, 2020.

The accompanying notes are an integral part of these financial statements.

[15]

Schedule of Investments | Fixed Income Fund

As of March 31, 2020 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value
	BONDS & NOTES – 96.7%
	CORPORATE BONDS – 26.8%
$1,000,000	ABB Finance USA, Inc.	2.875	5/8/2022	$1,008,901
1,000,000	American Electric Power	3.200	11/13/2027	992,623
500,000	Analog Devices, Inc.	3.900	12/15/2025	522,830
1,000,000	Aptiv Corp.	4.150	3/15/2024	983,525
1,000,000	Canadian Pacific RR Co.	2.900	2/1/2025	959,975
1,000,000	CBOE Holdings, Inc.	3.650	1/12/2027	1,049,585
1,000,000	Columbia Pipeline Group, Inc.	4.500	6/1/2025	986,992
1,000,000	CSX Corp.	3.250	6/1/2027	1,043,320
500,000	Digital Realty Trust LP	3.700	8/15/2027	497,531
500,000	Dollar General Corp.	4.125	5/1/2028	529,512
865,000	Dominion Energy, Inc.	2.579	7/1/2020	864,006
750,000	Eaton Corp.	2.750	11/2/2022	750,346
1,000,000	Enable Midstream Partners LP	3.900	5/15/2024	555,801
855,000	European Investment Bank	2.375	6/15/2022	890,078
880,000	Healthpeak Properties, Inc.	3.500	7/15/2029	861,904
880,210	John Sevier Combined Cycle Generation LLC	4.626	1/15/2042	1,062,589
1,000,000	Kennametal, Inc.	3.875	2/15/2022	1,002,543
865,000	Kreditanstalt fuer Wiederaufbau	2.125	6/15/2022	894,993
800,000	LYB International Finance BV	4.000	7/15/2023	818,529
855,000	National Rural Utilities Cooperative Finance Corp.	2.950	2/7/2024	897,588
1,500,000	NiSource Finance Corp.	3.490	5/15/2027	1,519,630
1,000,000	Nutrien Ltd.	4.000	12/15/2026	983,850
1,000,000	Phillips 66 Partners LP	3.605	2/15/2025	951,285
870,000	Province of Ontario Canada	2.500	4/27/2026	939,988
865,000	Province of Quebec Canada	2.375	1/31/2022	892,637
700,000	Sunoco Logistics Partners LP	4.250	4/1/2024	618,619
1,200,000	Ventas Realty LP/CAP Corp.	3.250	8/15/2022	1,209,533
830,000	WEC Energy Group, Inc.	3.550	6/15/2025	845,853
1,000,000	Zimmer Biomet Holdings, Inc.	3.700	3/19/2023	1,026,736

	TOTAL CORPORATE BONDS (Cost $26,385,012)			26,161,302

	U.S. GOVERNMENT & AGENCY OBLIGATIONS – 69.9%
	GOVERNMENT MORTGAGE-BACKED SECURITIES – 26.5%
252,446	GNMA Pool G2 4520	5.000	8/20/2039	280,023
317,943	GNMA Pool G2 4947	5.000	2/20/2041	352,147
992,085	GNMA Pool G2 BN2662	3.000	10/20/2049	1,052,669
819,996	GNMA Pool G2 MA3376	3.500	1/20/2046	873,353
594,298	GNMA Pool G2 MA3596	3.000	4/20/2046	636,328
1,465,203	GNMA Pool G2 MA3663	3.500	5/20/2046	1,560,436
715,943	GNMA Pool G2 MA3735	3.000	6/20/2046	768,758
538,360	GNMA Pool G2 MA3736	3.500	6/20/2046	573,370
876,471	GNMA Pool G2 MA4004	3.500	10/20/2046	940,560
900,891	GNMA Pool G2 MA4126	3.000	12/20/2046	963,874
643,097	GNMA Pool G2 MA4509	3.000	6/20/2047	685,978
861,569	GNMA Pool G2 MA4652	3.500	8/20/2047	917,087
1,114,442	GNMA Pool G2 MA4719	3.500	9/20/2047	1,191,687
1,130,236	GNMA Pool G2 MA4778	3.500	10/20/2047	1,202,832
886,081	GNMA Pool G2 MA4901	4.000	12/20/2047	945,577
810,135	GNMA Pool G2 MA4963	4.000	1/20/2048	874,211
1,072,638	GNMA Pool G2 MA6092	4.500	8/20/2049	1,140,406
1,192,824	GNMA Pool G2 MA6156	4.500	9/20/2049	1,268,016
565,790	GNMA Pool G2 MA6157	5.000	9/20/2049	605,154
1,079,860	GNMA Pool G2 MA6221	4.500	10/20/2049	1,153,011
1,077,209	GNMA Pool G2 MA6338	3.000	12/20/2049	1,142,589

The accompanying notes are an integral part of these financial statements.

[16]

Schedule of Investments | Fixed Income Fund

As of March 31, 2020 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value
	GOVERNMENT MORTGAGE-BACKED SECURITIES (continued)
$1,456,309	GNMA Pool G2 MA6476	4.000	2/20/2050	$1,554,327
1,425,440	GNMA Pool G2 MA6478	5.000	2/20/2050	1,532,987
1,550,000	GNMA Pool G2 MA6544	4.500	3/20/2050	1,651,636
1,095,000	GNMA Pool G2 MA6545	5.000	3/20/2050	1,183,775
493,726	GNMA Pool GN 783060	4.000	8/15/2040	535,272
216,132	GNMA Pool GN 783403	3.500	9/15/2041	233,388

	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $25,255,675)			25,819,451

	GOVERNMENT NOTES & BONDS – 43.4%
2,100,000	United States Treasury Note	3.125	5/15/2021	2,170,629
5,540,000	United States Treasury Note	2.125	6/30/2022	5,779,345
6,510,000	United States Treasury Note	2.250	11/15/2024	7,070,216
9,760,000	United States Treasury Note	2.000	8/15/2025	10,569,775
8,260,000	United States Treasury Note	1.625	2/15/2026	8,798,191
4,540,000	United States Treasury Note	4.500	2/15/2036	6,964,112
715,000	United States Treasury Note	3.000	2/15/2049	996,391

	TOTAL GOVERNMENT NOTES & BONDS (Cost $39,000,512)			42,348,659

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $64,256,187)			68,168,110

	TOTAL BONDS AND NOTES (Cost $90,641,199)			94,329,412

Shares
	MONEY MARKET FUND – 2.9%
2,835,972	Fidelity Institutional Money Market Funds – Government Portfolio – Class I, 0.30% (A) (Cost $2,835,972)			2,835,972

	TOTAL INVESTMENTS – 99.6% (Cost $93,477,171)			$97,165,384
	OTHER ASSETS IN EXCESS OF LIABILITIES – NET – 0.4%			398,033

	NET ASSETS – 100.0%			$97,563,417

GNMA	Government National Mortgage Association.
LLC	Limited Liability Company.
LP	Limited Partnership.
(A)	Variable rate security; the rate shown represents the yield at March 31, 2020.

The accompanying notes are an integral part of these financial statements.

[17]

Schedule of Investments | High Yield Bond Fund

As of March 31, 2020 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS – 92.0%
$500,000	Adient Global Holdings Ltd. (A)	4.875	8/15/2026	$346,212
1,000,000	Adient US LLC (A)	7.000	5/15/2026	930,622
1,055,000	Alliance Data Systems Corp. (A)	4.750	12/15/2024	809,712
1,000,000	Alliance Resource Operating Partners LP (A)	7.500	5/1/2025	610,000
26,000	Asbury Automotive Group, Inc. (A)	4.500	3/1/2028	22,295
292,000	Asbury Automotive Group, Inc. (A)	4.750	3/1/2030	250,390
1,000,000	Ashtead Capital, Inc. (A)	4.125	8/15/2025	920,000
500,000	Ashtead Capital, Inc. (A)	4.000	5/1/2028	432,250
1,000,000	Ashton Woods Finance Co. (A)	6.750	8/1/2025	808,745
500,000	Ashton Woods Finance Co. (A)	6.625	1/15/2028	398,750
250,000	Bausch Health Cos, Inc. (A)	5.000	1/30/2028	238,550
1,000,000	Beazer Homes USA, Inc.	5.875	10/15/2027	762,575
500,000	BWX Technologies, Inc. (A)	5.375	7/15/2026	484,271
500,000	Cascades, Inc. (A)	5.125	1/15/2026	487,500
330,000	Cemex Finance LLC (A)	6.000	4/1/2024	286,265
1,988,000	Chemours Co.	6.625	5/15/2023	1,702,235
500,000	Chemours Co.	5.375	5/15/2027	386,212
1,000,000	CommScope, Inc. (A)	8.250	3/1/2027	969,450
1,000,000	Compass Minerals International, Inc. (A)	6.750	12/1/2027	908,300
250,000	Crestwood Midstream Finance Corp.	5.750	4/1/2025	148,792
1,000,000	Crestwood Midstream Finance Corp. (A)	5.625	5/1/2027	557,285
1,000,000	DaVita HealthCare Partners, Inc.	5.000	5/1/2025	1,004,945
500,000	DCP Midstream, LLC, 3 mo. LIBOR + 3.85% (A) (B)	5.850	5/21/2043	245,152
500,000	Diamond Sports Finance Co. (A)	5.375	8/15/2026	409,071
1,000,000	Edgewell Personal Care Co	4.700	5/24/2022	979,779
1,000,000	Endeavor Energy Resources LP (A)	5.750	1/30/2028	685,550
1,000,000	Energizer Holdings, Inc. (A)	5.500	6/15/2025	976,255
500,000	Freedom Mortgage Corp. (A)	10.750	4/1/2024	439,875
115,000	Freedom Mortgage Corp. (A)	8.125	11/15/2024	93,649
1,000,000	Freedom Mortgage Corp. (A)	8.250	4/15/2025	792,470
500,000	Garda World Security Corp. (A)	4.625	2/15/2027	451,250
500,000	Genesis Energy LP	7.750	2/1/2028	349,975
294,000	Geo Group, Inc.	5.875	1/15/2022	267,080
1,750,000	Geo Group, Inc.	5.125	4/1/2023	1,325,625
60,000	GFL Environmental, Inc. (A)	7.000	6/1/2026	58,587
400,000	GFL Environmental, Inc. (A)	8.500	5/1/2027	404,100
1,000,000	Global Finance Corp.	7.000	8/1/2027	758,542
1,075,000	Greif, Inc. (A)	6.500	3/1/2027	1,036,999
500,000	Hanesbrands, Inc. (A)	4.875	5/15/2026	492,830
250,000	Icahn Enterprises Finance Corp.	4.750	9/15/2024	230,865
1,000,000	Icahn Enterprises Finance Corp.	6.250	5/15/2026	950,622
500,000	Itron, Inc. (A)	5.000	1/15/2026	479,271
250,000	Jefferies Finance LLC (A)	6.250	6/3/2026	233,029
1,000,000	Kaiser Aluminum Corp. (A)	4.625	3/1/2028	893,050
1,000,000	Koppers, Inc. (A)	6.000	2/15/2025	807,470
750,000	Ladder Capital Finance Corp. (A)	4.250	2/1/2027	598,125
750,000	LifePoint Health, Inc. (A)	4.375	2/15/2027	712,125
500,000	Magnolia Oil Gas (A)	6.000	8/1/2026	312,500
300,000	MEDNAX, Inc. (A)	6.250	1/15/2027	243,023
1,000,000	Michaels Stores, Inc. (A)	8.000	7/15/2027	745,550
1,000,000	Millicom International Cellular SA (A)	5.125	1/15/2028	878,542
1,000,000	MPT Operating Partnership LP	5.250	8/1/2026	988,032
1,000,000	MSCI, Inc. (A)	4.000	11/15/2029	998,930
1,000,000	MTS Systems Corp. (A)	5.750	8/15/2027	936,043
1,000,000	Nationstar Mortgage Holdings, Inc. (A)	9.125	7/15/2026	908,750

The accompanying notes are an integral part of these financial statements.

[18]

Schedule of Investments | High Yield Bond Fund

As of March 31, 2020 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS (continued)
$500,000	Nationstar Mortgage Holdings, Inc. (A)	6.000	1/15/2027	$427,812
1,000,000	Navient Corp.	5.000	3/15/2027	867,200
1,500,000	Newmark Group, Inc.	6.125	11/15/2023	1,528,488
1,500,000	NGL Energy Partners LP	6.125	3/1/2025	523,118
1,000,000	NuStar Logistics LP	5.625	4/28/2027	774,350
1,000,000	Olin Corp.	5.625	8/1/2029	925,800
580,000	Panther BF Aggregator 2 LP (A)	6.250	5/15/2026	551,361
1,080,000	Panther BF Aggregator 2 LP (A)	8.500	5/15/2027	948,186
1,500,000	Parsley Finance Corp. (A)	4.125	2/15/2028	1,031,250
750,000	Party City Holdings, Inc. (A)	6.125	8/15/2023	180,000
250,000	Party City Holdings, Inc. (A)	6.625	8/1/2026	26,250
1,500,000	PBF Finance Corp. (A)	6.000	2/15/2028	1,001,250
1,500,000	Plastipak Holdings, Inc. (A)	6.250	10/15/2025	1,353,750
390,000	Qorvo, Inc. (A)	4.375	10/15/2029	364,894
500,000	Qualitytech LP (A)	4.750	11/15/2025	486,872
1,000,000	Reynolds Group Issuer, Inc. (A)	5.125	7/15/2023	996,255
750,000	Scotts Miracle-Gro Co.	5.250	12/15/2026	718,907
500,000	Scotts Miracle-Gro Co.	4.500	10/15/2029	480,038
250,000	Service Corp. International	5.125	6/1/2029	256,388
750,000	Signature Aviation US Holdings, Inc. (A)	5.375	5/1/2026	730,851
1,000,000	Signature Aviation US Holdings, Inc. (A)	4.000	3/1/2028	908,350
1,000,000	Standard Industries, Inc. (A)	5.000	2/15/2027	916,968
1,000,000	Suburban Propane Partners LP	5.875	3/1/2027	929,793
1,250,000	Targa Resources Partners LP (A)	5.500	3/1/2030	970,188
500,000	Teleflex, Inc.	4.875	6/1/2026	499,271
390,000	Tenet Healthcare Corp. (A)	4.625	9/1/2024	375,492
1,000,000	Tenet Healthcare Corp. (A)	6.250	2/1/2027	978,750
750,000	TRI Pointe Group, Inc.	5.875	6/15/2024	703,294
1,000,000	TTM Technologies, Inc. (A)	5.625	10/1/2025	848,745
250,000	United Rentals North America, Inc.	4.875	1/15/2028	243,888
500,000	Viper Energy Partners LP (A)	5.375	11/1/2027	422,775
750,000	Vistra Operations Co. LLC (A)	5.625	2/15/2027	777,600
1,185,000	Vizient, Inc. (A)	6.250	5/15/2027	1,165,990
1,500,000	Waste Pro USA, Inc. (A)	5.500	2/15/2026	1,402,151
325,000	Weekley Finance Corp.	6.000	2/1/2023	308,342
500,000	Weekley Finance Corp.	6.625	8/15/2025	454,373
750,000	Welbilt, Inc.	9.500	2/15/2024	644,059

	TOTAL CORPORATE BONDS (Cost $70,674,131)			60,871,121

	CONVERTIBLE BOND – 0.7%
	REITs – 0.7%
500,000	Arbor Realy Trust, Inc. (A) (Cost $500,000)	4.750	11/1/2022	437,522

The accompanying notes are an integral part of these financial statements.

[19]

Schedule of Investments | High Yield Bond Fund

As of March 31, 2020 (Unaudited) (Continued)

Shares		Fair Value
	MONEY MARKET FUND – 5.2%
3,414,278	Fidelity Institutional Money Market Funds – Government Portfolio – Class I, 0.30% (C) (Cost $3,414,278)	$3,414,278

	TOTAL INVESTMENTS – 97.9% (Cost $74,588,409)	$64,722,921
	OTHER ASSETS IN EXCESS OF LIABILITIES – NET – 2.1%	1,409,034

	NET ASSETS – 100.0%	$66,131,955

LIBOR	London Interbank Offered Rate. The 3 month U.S. LIBOR rate as of March 31, 2020 is 1.91%.
LLC	Limited Liability Company.
LP	Limited Partnership.
REITs	Real Estate Investment Trust.
(A)

144A Security – Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities had a fair value of $41,596,055 and represent 62.9% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(B)	Variable rate security; the interest rate shown reflects the effective rate at March 31, 2020.
(C)	Variable rate security; the rate shown represents the yield at March 31, 2020.

The accompanying notes are an integral part of these financial statements.

[20]

Schedule of Investments | Israel Common Values Fund

As of March 31, 2020 (Unaudited)

Shares		Fair Value
	COMMON STOCK – 94.2%
	AEROSPACE/DEFENSE – 4.0%
19,001	Elbit Systems Ltd.	$2,426,238

	AGRICULTURE – 0.0% **
900	Mehadrin Ltd. *	25,852

	BANKS – 20.4%
103,500	Bank Hapoalim BM (ADR)	3,001,500
443,000	Bank Leumi Le-Israel BM	2,454,537
58,300	First International Bank Of Israel Ltd.	1,429,874
754,000	Israel Discount Bank Ltd.	2,238,053
105,000	Mizrahi Tefahot Bank Ltd.	1,965,865
415,685	Tel Aviv Stock Exchange Ltd. *	1,410,117

		12,499,946

	BUILDING MATERIALS – 0.8%
150,000	Inrom Construction Industries Ltd.	519,866

	CHEMICALS – 3.7%
13,257	International Flavors & Fragrances, Inc.	1,422,584
277,902	Israel Chemicals Ltd.	853,159

		2,275,743

	COMPUTERS – 4.8%
17,600	CyberArk Software Ltd. *	1,505,856
56,210	Matrix IT Ltd.	923,208
8,500	Varonis Systems, Inc. *	541,195

		2,970,259

	ELECTRIC – 2.5%
7,000	Kenon Holdings Ltd.	102,899
20,700	Ormat Technologies, Inc.	1,400,586

		1,503,485

	ELECTRONICS – 0.5%
22,896	Ituran Location and Control Ltd.	325,352

	ENERGY-ALTERNATE SOURCES – 1.0%
216,360	Energix-Renewable Energies Ltd. *	624,471

	FOOD – 7.2%
23,700	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,315,829
210,000	Shufersal Ltd.	1,193,232
54,500	Strauss Group Ltd.	1,425,109
27,315	Victory Supermarket Chain Ltd.	492,642

		4,426,812

	HEALTHCARE – SERVICES – 2.0%
14,769	Danel Adir Yeoshua Ltd.	1,034,158
120,000	Mediterranean Towers Ltd.	223,551

		1,257,709

	HOLDING COMPANIES – DIVERSIFIED – 2.5%
45,000	Elco Ltd.	1,509,986

	HOME BUILDERS – 1.7%
1,800	Bayside Land Corp.	1,055,031

The accompanying notes are an integral part of these financial statements.

[21]

Schedule of Investments | Israel Common Values Fund

As of March 31, 2020 (Unaudited) (Continued)

Shares		Fair Value
	INSURANCE – 4.6%
50,512	Clal Insurance Enterprises Holdings Ltd. *	$422,522
184,000	Harel Insurance Investments & Financial Services Ltd.	1,009,089
1,080,000	Migdal Insurance & Financial Holding Ltd.	568,172
167,400	Phoenix Holdings Ltd.	804,478

		2,804,261

	LEISURE TIME – 1.3%
126,585	Maytronics Ltd.	800,136

	OIL & NATURAL GAS – 4.2%
346,541	Delek Drilling LP	290,952
37,968	Energean Oil & Gas PLC *	271,643
5,600	Israel Corp. Ltd. *	568,319
1,995,000	Oil Refineries Ltd.	547,610
8,000	Paz Oil Co. Ltd.	674,837
737,500	Ratio Oil Exploration 1992 LP *	207,024

		2,560,385

	PHARMACEUTICALS – 1.5%
1,575,013	Novolog Ltd.	927,879

	REAL ESTATE – 10.9%
105,000	Alony Hetz Properties & Investments Ltd.	1,225,883
176,000	Amot Investments Ltd.	1,044,821
31,000	Azrieli Group Ltd.	1,794,739
91,000	Gazit-Globe Ltd.	699,713
12,580	Melisron Ltd.	491,808
643,430	Mivne Real Estate KD Ltd. *	1,402,379

		6,659,343

	RETAIL – 1.8%
32,300	Tadiran Holdings Ltd.	1,121,271

	SEMICONDUCTORS – 5.2%
2,800	Mellanox Technologies Ltd. *	339,696
48,000	Nova Measuring Instruments Ltd. *	1,567,200
1	Tower Semiconductor Ltd. *	10
78,923	Tower Semiconductor Ltd. *	1,256,454

		3,163,360

	SOFTWARE – 5.7%
33,435	Hilan Ltd.	1,054,812
78,783	Magic Software Enterprises Ltd.	633,415
45,300	Sapiens International Corp. NV	861,606
21,500	Verint Systems, Inc. *	924,500

		3,474,333

	TELECOMMUNICATIONS – 6.7%
17,800	AudioCodes Ltd.	425,242
25,600	Nice Ltd. (ADR) *	3,675,136

		4,100,378

	TEXTILES – 1.2%
21,392	Fox Wizel Ltd.	712,977

	TOTAL COMMON STOCK (Cost $51,125,083)	57,745,073

The accompanying notes are an integral part of these financial statements.

[22]

Schedule of Investments | Israel Common Values Fund

As of March 31, 2020 (Unaudited) (Continued)

Shares		Fair Value
	REITs – 2.1%
259,000	Reit 1 Ltd. * (Cost $1,322,540)	$1,263,718

	MONEY MARKET FUND – 3.5%
2,119,347	Fidelity Institutional Money Market Funds – Government Portfolio – ClassI, 0.30% (A) (Cost $2,119,347)	2,119,347

	TOTAL INVESTMENTS – 99.8% (Cost $54,566,970)	$61,128,138
	OTHER ASSETS IN EXCESS OF LIABILITIES – NET – 0.2%	149,543

	NET ASSETS – 100.0%	$61,277,681

*	Non-income producing securities.
**	Amount is less than 0.05%
ADR	American Depositary Receipt.
LP	Limited Partnership.
PLC	Public Limited Co.
REITs	Real Estate Investment Trust.
(A)	Variable rate security; the rate shown represents the yield at March 31, 2020.

Diversification of Assets

Country	% of Net Assets
Israel	88.6%
United States	7.0%
United Kingdom	0.5%
Singapore	0.2%
Iceland	0.0%	**

Total	96.3%
Money Market Fund	3.5%
Other Assets Less Liabilities – Net	0.2%

Grand Total	100.0%

**	Amount is less than 0.05%

The accompanying notes are an integral part of these financial statements.

[23]

Schedule of Investments | Defensive Strategies Fund

As of March 31, 2020 (Unaudited)

Shares		Fair Value
	COMMON STOCK – 20.9%
	AGRICULTURE – 0.5%
3,565	Bunge Ltd.	$146,272
948	Darling Ingredients, Inc. *	18,173
743	Fresh Del Monte Produce, Inc.	20,514

		184,959

	BIOTECHNOLOGY – 0.9%
12,526	Corteva, Inc.	294,361

	CHEMICALS – 1.6%
5,466	CF Industries Holdings, Inc.	148,675
1,780	FMC Corp.	145,408
7,279	Mosaic Co.	78,759
4,281	Nutrien Ltd	145,297
1,463	Sasol Ltd. (ADR) *	2,941
1,807	Sociedad Quimica Y Minera de Chile, SA (ADR)	40,748

		561,828

	COAL – 0.0% **
1,506	Alliance Resource Partners LP (MLP)	4,669

	COMMERCIAL SERVICES – 0.0% **
1,043	Harsco Corp. *	7,270

	ELECTRICAL COMPONENETS & EQUIPMENT – 0.1%
1,300	GS Yuasa Corp	17,509

	ENERGY – ALTERNATIVE SOURCES – 0.2%
1,132	Enphase Energy, Inc. *	36,552
260	SolarEdge Technologies, Inc. *	21,289
259	Varta AG *	18,671

		76,512

	ENVIRONMENTAL CONTROL – 0.3%
3,576	Evoqua Water Technologies Corp. *	40,087
1,300	Kurita Water Industries Ltd.	30,081
1,279	Pentair PLC	38,063

		108,231

	FOOD – 1.4%
5,133	BRF SA (ADR) *	14,886
1,021	Cal-Maine Foods, Inc.	44,904
1,477	Ingredion, Inc.	111,514
1,100	Maple Leaf Foods, Inc.	19,722
800	Maruha Nichiro Corp.	16,733
1,900	Megmilk Snow Brand Co. Ltd.	43,225
600	Morinaga Milk Industry Co. Ltd.	23,232
12,300	Nippon Suisan Kaisha Ltd.	54,462
3,295	Pilgrim’s Pride Corp. *	59,705
716	Sanderson Farms, Inc.	88,297

		476,680

	FOREST PRODUCTS & PAPER – 0.0% **
900	Sumitomo Forestry Co. Ltd.	11,546

	HEALTHCARE – SERVICES – 0.7%
73,190	Brookdale Senior Living, Inc. *	228,353

	IRON/STEEL – 0.8%
365	Allegheny Technologies, Inc. *	3,102
3,413	ArcelorMittal (ADR)	31,843

The accompanying notes are an integral part of these financial statements.

[24]

Schedule of Investments | Defensive Strategies Fund

As of March 31, 2020 (Unaudited) (Continued)

Shares		Fair Value
	IRON/STEEL (continued)
10,906	Cleveland-Cliffs, Inc.	$43,079
5,293	Gerdau SA (ADR)	10,110
2,300	Hitachi Metals Ltd.	24,267
3,100	Kobe Steel Ltd.	9,591
2,000	Nippon Steel & Sumitomo Metal Corp.	17,144
349	POSCO (ADR)	11,395
588	Salzgitter AG *	6,974
3,204	Steel Dynamics, Inc.	72,218
841	Ternium SA (ADR)	10,008
1,800	Tokyo Steel Manufacturing Co. Ltd.	11,271
4,228	United States Steel Corp.	26,679

		277,681

	MACHINERY – DIVERSIFIED – 1.3%
1,442	AGCO Corp.	68,134
4,046	CNH Industrial NV	22,698
1,268	Deere & Co.	175,187
14,400	Kubota Corp.	184,277

		450,296

	METAL FABRICATE/HARDWARE – 0.0% **
942	Tenaris SA (ADR)	11,351

	MINING – 5.3%
1,408	Agnico Eagle Mines Ltd.	56,024
6,688	Alamos Gold, Inc.	33,440
3,064	Anglo American PLC	53,812
3,241	AngloGold Ashanti Ltd. (ADR)	53,898
1,391	Antofagasta PLC	13,332
5,479	BHP Group Ltd. (ADR)	201,025
234	BHP Group PLC (ADR)	7,100
2,352	Cameco Corp.	17,969
3,247	Cia De Minas Buenaventura (ADR)	23,671
817	Compass Minerals International, Inc.	31,430
145	Eramet *	4,633
4,058	First Majestic Silver Corp. *	25,119
873	Franco-Nevada Corp.	86,881
34,714	Glencore PLC	53,288
17,287	Gold Fields Ltd. (ADR)	82,113
5,729	IAMGOLD Corp. *	13,062
1,412	KAZ Minerals PLC	6,149
11,526	Kinross Gold Corp. *	45,873
3,303	Kirkland Lake Gold Ltd.	96,185
4,347	Livent Corp. *	22,822
1,800	Lundin Mining Corp.	6,690
1,863	MMC Norilsk Nickel PJSC (ADR) *	46,426
2,083	Newmont Corp.	94,318
1,527	Pan American Silver Corp.	21,882
3,600	Pretium Resources, Inc. *	20,412
8,161	Rio Tinto PLC (ADR)	371,815
536	Royal Gold, Inc.	47,013
1,615	Southern Copper Corp.	45,478
2,125	SSR Mining, Inc. *	24,182
4,100	Sumitomo Metal Mining Co. Ltd.	84,237
7,443	Teck Resources Ltd.	55,796
1,249	Vedanta Ltd. (ADR)	4,446

The accompanying notes are an integral part of these financial statements.

[25]

Schedule of Investments | Defensive Strategies Fund

As of March 31, 2020 (Unaudited) (Continued)

Shares		Fair Value
	MINING (continued)
2,065	Wheaton Precious Metals Corp.	$56,849

		1,807,370

	OIL & GAS – 4.9%
1,452	Apache Corp.	6,069
21,100	ARC Resources Ltd	60,038
3,554	Cabot Oil & Gas Corp.	61,093
16,155	Callon Petroleum Co. *	8,851
4,856	Canadian Natural Resources Ltd.	65,799
6,166	Cenovus Energy, Inc.	12,303
1,242	Cimarex Energy Co.	20,903
1,432	Concho Resources, Inc.	61,361
4,516	ConocoPhillips	139,093
8,592	Continental Resources, Inc.	65,643
42,200	Crescent Point Energy Corp.	32,317
6,651	Devon Energy Corp.	45,958
1,466	Diamondback Energy, Inc.	38,409
1,026	Ecopetrol SA (ADR)	9,757
4,600	Enerplus Corp.	6,690
819	Eni SpA (ADR)	16,233
3,866	EOG Resources, Inc.	138,867
127	EQT Corp.	898
8,014	Equinor ASA (ADR)	97,611
2,328	Helmerich & Payne, Inc.	36,433
463	Hess Corp.	15,418
3,600	Husky Energy, Inc.	8,954
10,200	Inpex Corp.	57,522
3,977	Kosmos Energy Ltd	3,562
2,024	Lukoil PJSC (ADR) *	121,440
8,520	Marathon Oil Corp.	28,031
1,550	Matador Resources Co. *	3,844
3,420	Murphy Oil Corp.	20,965
21	Noble Energy, Inc.	127
306	Novatek OJSC (GDR) *	35,282
197	Occidental Petroleum Corp.	2,281
1,892	Ovintiv, Inc.	5,108
2,800	Parex Resources, Inc. *	23,410
8,827	Parsley Energy, Inc.	50,579
5,705	Patterson-UTI Energy, Inc.	13,407
5,469	PDC Energy, Inc. *	33,962
3,018	Petroleo Brasileiro SA (ADR)	16,599
1,706	Pioneer Natural Resources Co.	119,676
3,059	PrairieSky Royalty Ltd.	15,968
8,242	Rosneft Oil Company (GDR) *	33,537
6,800	Seven Generations Energy Ltd. *	7,405
17,986	SM Energy Co.	21,943
2,100	Suncor Energy, Inc.	33,137
4,900	Tourmaline Oil Corp.	29,744
6,680	Transocean Ltd. *	7,749
3,648	Valaris PLC	1,642
1,062	Viper Energy Partners LP	7,041
9,225	WPX Energy, Inc. *	28,136
504	YPF SA (ADR)	2,102

		1,672,897

The accompanying notes are an integral part of these financial statements.

[26]

Schedule of Investments | Defensive Strategies Fund

As of March 31, 2020 (Unaudited) (Continued)

Shares		Fair Value
	OIL & GAS SERVICES – 0.5%
2,435	Archrock, Inc.	$9,156
3,092	Baker Hughes, Inc.	32,466
12,798	CGG SA *	11,726
682	Core Laboratories NV	7,052
463	Dril-Quip, Inc. *	14,121
5,000	Halliburton Co.	34,250
409	National Oilwell Varco, Inc.	4,020
2,632	Oceaneering International, Inc. *	7,738
3,399	Schlumberger Ltd.	45,853
733	TechnipFMC PLC (France) *	5,041
1,311	TechnipFMC PLC	8,836

		180,259

	TELECOMMUNICATIONS – 0.3%
7,903	Switch, Inc.	114,040

	WATER – 2.1%
459	American States Water Co.	37,519
1,999	American Water Works Co., Inc.	239,000
437	California Water Service Group	21,990
5,672	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	41,859
2,906	Essential Utilities, Inc.	118,274
1,154	Severn Trent PLC	32,625
256	SJW Group	14,789
3,649	United Utilities Group PLC	40,848
7,301	Veolia Environnement SA *	156,015

		702,919

	TOTAL COMMON STOCK (Cost $11,383,845)	7,188,731

	REITs – 16.6%
1,672	Alexandria Real Estate Equities, Inc.	229,164
800	American Tower Corp.	174,200
2,201	Apartment Investment & Management Co. – Class A	77,365
1,357	AvalonBay Communities, Inc.	199,710
1,078	Boston Properties, Inc.	99,424
2,583	Cousins Properties, Inc.	75,604
6,192	Duke Realty Corp.	200,497
523	EPR Properties	12,667
807	Equinix, Inc.	504,028
3,033	Equity Lifestyle Properties, Inc.	174,337
3,481	Equity Residential	214,812
949	Essex Property Trust, Inc.	209,008
1,130	Federal Realty Investment Trust	84,309
8,044	Healthpeak Properties, Inc.	191,849
5,091	Hudson Pacific Properties, Inc.	129,108
10,116	Invitation Homes, Inc.	216,179
2,892	Kilroy Realty Corp.	184,220
2,881	Kite Realty Group Trust	27,283
1,622	Life Storage, Inc.	153,360
4,672	Medical Properties Trust, Inc.	80,779
2,307	Mid-America Apartment Communities, Inc.	237,690
1,836	National Retail Properties, Inc.	59,101
3,748	Outfront Media, Inc.	50,523
998	PotlatchDeltic Corp.	31,327
6,868	Prologis, Inc.	551,981
475	PS Business Parks, Inc.	64,372

The accompanying notes are an integral part of these financial statements.

[27]

Schedule of Investments | Defensive Strategies Fund

As of March 31, 2020 (Unaudited) (Continued)

Shares				Fair Value
	REITs (continued)
567	Public Storage			$112,612
2,177	QTS Realty Trust, Inc.			126,288
1,450	Rayonier, Inc.			34,147
1,120	Regency Centers Corp.			43,042
845	Ryman Hospitality Properties, Inc.			30,293
6,352	Sabra Health Care REIT, Inc.			69,364
510	SBA Communications Corp.			137,685
1,193	Simon Property Group, Inc.			65,448
2,304	Spirit Realty Capital, Inc.			60,250
5,515	Store Capital Corp.			99,932
2,035	Sun Communities, Inc.			254,070
1,800	Terreno Realty Corp.			93,150
5,468	UDR, Inc.			199,801
2,940	Welltower, Inc.			134,593
1,726	Weyerhaeuser Co.			29,257

	TOTAL REITs (Cost $6,732,822)			5,722,829

Principal		Coupon Rate %	Maturity
	TREASURY INFLATION PROTECTED SECURITIES (TIPS) – 27.7%
$925,183	TIPS	0.125	4/15/2021	906,792
1,161,532	TIPS	0.125	4/15/2022	1,145,648
1,243,800	TIPS	0.625	1/15/2024	1,264,210
1,176,970	TIPS	2.375	1/15/2025	1,305,471
1,085,291	TIPS	2.000	1/15/2026	1,207,365
524,476	TIPS	2.375	1/15/2027	607,830
671,108	TIPS	1.750	1/15/2028	763,068
732,939	TIPS	2.500	1/15/2029	898,850
1,036,640	TIPS	2.125	2/15/2041	1,443,985

	TOTAL TREASURY INFLATION PROTECTED SECURITIES (TIPS) (Cost $9,234,978)			9,543,219

Ounces
	ALTERNATIVE INVESTMENTS – 28.2%
6,143	Gold Bars * (Cost $7,240,876)			9,689,408

Shares
	MONEY MARKET FUND – 6.4%
2,207,649	Fidelity Institutional Money Market Funds – Government Portfolio – Class I, 0.30% (A) (Cost $2,207,649)			2,207,649

	TOTAL INVESTMENTS – 99.8% (Cost $36,800,170)			$34,351,836
	OTHER ASSETS IN EXCESS OF LIABILITIES – NET – 0.2%			64,699

	NET ASSETS – 100.0%			$34,416,535

*	Non-income producing securities/investments.
**	Less than 0.05%.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
LP	Limited Partnership.
MLP	Master Limited Partnership.
PLC	Public Limited Co.
REITs	Real Estate Investment Trust.
(A)	Variable rate security; the rate shown represents the yield at March 31, 2020.

The accompanying notes are an integral part of these financial statements.

[28]

Schedule of Investments | Strategic Growth Fund

As of March 31, 2020 (Unaudited)

Shares		Fair Value
	EXCHANGE TRADED FUNDS (A) – 57.7%
159,533	Timothy Plan High Dividend Stock ETF	$3,043,890
364,861	Timothy Plan International ETF	7,189,002
242,469	Timothy Plan U.S. Large Cap Core ETF	5,026,382
123,031	Timothy Plan U.S. Small Cap Core ETF	2,110,744

	TOTAL EXCHANGE TRADED FUNDS (Cost $21,669,819)	17,370,018

	MUTUAL FUNDS – 37.8% (B)
206,184	Timothy Plan Defensive Strategies Fund	2,092,767
527,557	Timothy Plan Fixed Income Fund	5,581,556
188,043	Timothy Plan High Yield Bond Fund	1,500,582
284,838	Timothy Plan International Fund	2,193,254

	TOTAL MUTUAL FUNDS (Cost $11,922,000)	11,368,159

	MONEY MARKET FUND – 4.6%
1,392,991	Fidelity Institutional Money Market Funds – Government Portfolio – Class I, 0.30% (C) (Cost $1,392,991)	1,392,991

	TOTAL INVESTMENTS – 100.1% (Cost $34,984,810)	$30,131,168
	OTHER ASSETS IN EXCESS OF LIABILITIES – NET – (0.1)%	(29,892)

	NET ASSETS – 100.0%	$30,101,276

ETF	Exchange Traded Funds.
(A)	Affiliated Funds.
(B)	Affiliated Funds – Class A.
(C)	Variable rate security; the rate shown represents the yield at March 31, 2020.

The accompanying notes are an integral part of these financial statements.

[29]

Schedule of Investments | Conservative Growth Fund

As of March 31, 2020 (Unaudited)

Shares		Fair Value
	EXCHANGE TRADED FUNDS (A) – 41.8%
156,262	Timothy Plan High Dividend Stock ETF	$2,981,479
304,244	Timothy Plan International ETF	5,994,641
273,821	Timothy Plan US Large Cap Core ETF	5,676,309
120,523	Timothy Plan US Small Cap Core ETF	2,067,717

	TOTAL EXCHANGE FUNDS (Cost $20,602,426)	16,720,146

	MUTUAL FUNDS – 54.0% (B)
242,092	Timothy Plan Defensive Strategies Fund	2,457,238
1,428,650	Timothy Plan Fixed Income Fund	15,115,117
257,875	Timothy Plan High Yield Bond Fund	2,057,842
250,626	Timothy Plan International Fund	1,929,822

	TOTAL MUTUAL FUNDS (Cost $21,893,724)	21,560,019

	MONEY MARKET FUND – 4.3%
1,706,198	Fidelity Institutional Money Market Funds – Government Portfolio – Class I, 0.30% (C) (Cost $1,706,198)	1,706,198

	TOTAL INVESTMENTS – 100.1% (Cost $44,202,348)	$39,986,363
	OTHER ASSETS IN EXCESS OF LIABILITIES – NET – (0.1)%	(38,573)

	NET ASSETS – 100.0%	$39,947,790

ETF	Exchange Traded Funds.
(A)	Affiliated Funds.
(B)	Affiliated Funds – Class A.
(C)	Variable rate security; the rate shown represents the yield at March 31, 2020.

The accompanying notes are an integral part of these financial statements.

[30]

Schedule of Investments | Growth & Income Fund

As of March 31, 2020 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value
	BONDS & NOTES – 50.1%
	CORPORATE BONDS – 20.2%
$160,000	ABB Finance USA, Inc.	2.875	5/8/2022	$161,293
160,000	American Electric Power	3.200	11/13/2027	158,447
160,000	Aptiv Corp.	4.150	3/15/2024	157,081
160,000	Canadian Pacific RR Co.	2.900	2/1/2025	153,289
160,000	CBOE Holdings, Inc.	3.650	1/12/2027	167,544
160,000	CSX Corp.	3.250	6/1/2027	166,570
80,000	Digital Realty Trust LP	3.700	8/15/2027	79,427
80,000	Dollar General Corp.	4.125	5/1/2028	84,552
120,000	Dominion Energy, Inc.	2.579	7/1/2020	119,856
120,000	Eaton Corp.	2.750	11/2/2022	119,892
120,000	European Investment Bank	2.375	6/15/2022	124,816
120,000	Healthpeak Properties, Inc.	3.500	7/15/2029	117,256
120,000	Kreditanstalt fuer Wiederaufbau	2.125	6/15/2022	124,054
130,000	LYB International Finance BV	4.000	7/15/2023	132,767
120,000	National Rural Utilities Cooperative Finance Corp.	2.950	2/7/2024	125,735
240,000	NiSource Finance Corp.	3.490	5/15/2027	242,625
160,000	Nutrien Ltd.	4.000	12/15/2026	157,050
160,000	Phillips 66 Partners LP	3.605	2/15/2025	151,938
120,000	Province of Ontario Canada	2.500	4/27/2026	129,361
120,000	Province of Quebec Canada	2.375	1/31/2022	123,734
110,000	Sunoco Logistics Partners LP	4.250	4/1/2024	97,039
190,000	Ventas Capital Corp.	3.250	8/15/2022	191,295
115,000	WEC Energy Group, Inc.	3.550	6/15/2025	116,985

	TOTAL CORPORATE BONDS (Cost $3,219,841)			3,202,606

	U.S. GOVERNMENT & AGENCY OBLIGATIONS – 29.9%
	GOVERNMENT MORTGAGE-BACKED SECURITIES – 13.8%
69,446	GNMA Pool G2 BN2662	3.000	10/20/2049	73,557
145,873	GNMA Pool G2 MA3376	3.500	1/20/2046	155,091
123,593	GNMA Pool G2 MA3596	3.000	4/20/2046	132,102
97,680	GNMA Pool G2 MA3663	3.500	5/20/2046	103,846
129,615	GNMA Pool G2 MA3736	3.500	6/20/2046	137,801
126,840	GNMA Pool G2 MA4126	3.000	12/20/2046	135,470
45,583	GNMA Pool G2 MA4509	3.000	6/20/2047	48,537
143,027	GNMA Pool G2 MA4652	3.500	8/20/2047	151,975
141,838	GNMA Pool G2 MA4719	3.500	9/20/2047	151,403
147,315	GNMA Pool G2 MA6092	4.500	8/20/2049	156,346
117,371	GNMA Pool G2 MA6156	4.500	9/20/2049	124,550
126,251	GNMA Pool G2 MA6157	5.000	9/20/2049	134,719
124,784	GNMA Pool G2 MA6221	4.500	10/20/2049	133,003
134,031	GNMA Pool G2 MA6338	3.000	12/20/2049	141,914
104,734	GNMA Pool G2 MA6476	4.000	2/20/2050	111,587
69,777	GNMA Pool G2 MA6478	5.000	2/20/2050	74,867
120,000	GNMA Pool G2 MA6544	4.500	3/20/2050	127,644
80,000	GNMA Pool G2 MA6545	5.000	3/20/2050	86,286

	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $2,132,853)			2,180,698

	GOVERNMENT NOTES, BONDS & AGENCIES – 16.1%
245,000	United States Treasury Note	3.125	5/15/2021	253,211
145,000	United States Treasury Note	1.125	2/28/2022	147,407
205,000	United States Treasury Note	2.125	6/30/2022	213,825
90,000	United States Treasury Note	2.250	11/15/2024	97,727
500,000	United States Treasury Note	1.125	2/28/2025	518,340
210,000	United States Treasury Note	2.000	8/15/2025	227,382

The accompanying notes are an integral part of these financial statements.

[31]

Schedule of Investments | Growth & Income Fund

As of March 31, 2020 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value
	GOVERNMENT NOTES, BONDS & AGENCIES (continued)
$410,000	United States Treasury Note	1.625	2/15/2026	$436,634
340,000	United States Treasury Note	4.500	2/15/2036	521,449
100,000	United States Treasury Note	3.000	2/15/2049	139,324

	TOTAL GOVERNMENT NOTES, BONDS & AGENCIES (Cost $2,377,627)			2,555,299

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $4,510,480)			4,735,997

	TOTAL BONDS & NOTES (Cost $7,730,321)			7,938,603

Shares
	EXCHANGE TRADED FUND (A) – 47.7%
396,000	Timothy Plan High Dividend Stock ETF (Cost $9,884,413)			7,555,680

	MONEY MARKET FUND – 2.1%
338,388	Fidelity Institutional Money Market Funds – Government Portfolio – Class I, 0.30% (B) (Cost $338,388)			338,388

	TOTAL INVESTMENTS – 99.9% (Cost $17,953,122)			$15,832,671
	OTHER ASSETS IN EXCESS OF LIABILITIES – NET – 0.1%			10,137

	NET ASSETS – 100.0%			$15,842,808

ETF	Exchange Traded Fund.
GNMA	Government National Mortgage Association.
LP	Limited Partnership.
(A)	Affiliated Fund.
(B)	Variable rate security; the rate shown represents the yield at March 31, 2020.

The accompanying notes are an integral part of these financial statements.

[32]

Timothy Plan Funds

Statements of Assets and Liabilities (Unaudited)

March 31, 2020

	Aggressive Growth Fund	International Fund	Large/Mid Cap Growth Fund	Small Cap Value Fund	Large/Mid Cap Value Fund	Fixed Income Fund
Assets:
Investments, at cost	$21,386,101	$73,015,331	$48,652,167	$117,558,101	$128,186,932	$93,477,171
Investments in affiliates, at cost	—	—	18,061,200	14,834,080	46,064,400	—

Investments, at value	$21,842,671	$69,143,423	$52,631,313	$85,701,273	$124,342,520	$97,165,384
Investments in affiliates, at value	—	—	14,925,600	9,950,596	36,625,200	—
Cash	—	—	—	16,199	—	—
Dividends and interest receivable	10,911	166,208	37,277	94,341	45,278	498,078
Receivable for fund shares sold	138,472	140,016	9,914	69,458	68,734	55,659
Receivable for securities sold	121,085	—	—	1,110,813	—	—
Receivable for foreign tax reclaims	—	200,391	—	—	—	—
Prepaid expenses and other assets	21,557	31,784	28,658	37,285	25,487	28,168

Total assets	22,134,696	69,681,822	67,632,762	96,979,965	161,107,219	97,747,289

Liabilities:
Payable for securities purchased	220,554	—	—	676,043	—	—
Payable for fund shares redeemed	3,682	8,861	82,402	26,901	118,009	72,681
Payable to service providers	5,129	36,688	20,801	41,172	77,642	29,107
Accrued advisory fees	13,841	56,671	48,325	65,317	107,540	36,872
Accrued 12b-1 fees	5,554	11,212	16,830	19,399	33,815	25,093
Accrued expenses and other liabilities	13,336	30,380	28,588	20,283	37,655	20,119

Total liabilities	262,096	143,812	196,946	849,115	374,661	183,872

Net assets	$21,872,600	$69,538,010	$67,435,816	$96,130,850	$160,732,558	$97,563,417

Net assets consist of:
Paid in capital ($0 par value, unlimited shares authorized)	$21,080,684	$77,704,317	$65,238,255	$132,053,363	$175,166,695	$94,640,406
Accumulated earnings/(losses)	791,916	(8,166,307)	2,197,561	(35,922,513)	(14,434,137)	2,923,011

Net assets	$21,872,600	$69,538,010	$67,435,816	$96,130,850	$160,732,558	$97,563,417

Class A
Net assets	$18,332,183	$43,587,514	$52,642,983	$63,587,903	$108,499,095	$79,701,077
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,534,349	5,663,173	7,251,908	5,429,457	7,906,770	7,533,300
Net Asset Value, offering price and redemption price per share	$7.23	$7.70	$7.26	$11.71	$13.72	$10.58

Offering price per share (NAV / 0.945) *(NAV / 0.955)	$7.65	$8.15	$7.68	$12.39	$14.52	$11.08	*

Class C
Net assets	$2,110,745	$2,114,442	$6,419,591	$5,575,653	$12,356,021	$8,933,417
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	363,589	282,421	1,120,714	710,803	1,183,312	878,660
Net Asset Value, offering price and redemption price per share	$5.81	$7.49	$5.73	$7.84	$10.44	$10.17

Minimum redemption Price Per Share (NAV * 0.99)	$5.75	$7.42	$5.67	$7.76	$10.34	$10.07

Class I
Net assets	$1,429,672	$23,836,054	$8,373,242	$26,967,294	$39,877,442	$8,928,923
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	193,695	3,096,292	1,129,489	2,265,300	2,876,753	849,956
Net Asset Value, offering price and redemption price per share	$7.38	$7.70	$7.41	$11.90	$13.86	$10.51

The accompanying notes are an integral part of these financial statements.

[33]

Timothy Plan Funds

Statements of Assets and Liabilities (Unaudited) (Continued)

March 31, 2020

	High Yield Bond Fund		Israel Common Values Fund	Defensive Strategies Fund	Strategic Growth Fund	Conservative Growth Fund	Growth & Income Fund
Assets:
Investments, at cost	$74,588,409		$54,566,970	$29,559,294	$1,392,991	$1,706,198	$8,068,709
Investments in affiliates, at cost	—		—	—	33,591,819	42,496,150	9,884,413

Investments, at value	$64,722,921		$61,128,138	$24,662,428	$1,392,991	$1,706,198	$8,276,991
Investments in affiliates, at value	—		—	—	28,738,177	38,280,165	7,555,680
Gold Investments, at fair value (Cost $7,240,876)	—		—	9,689,408	—	—	—
Foreign Cash
Canadian Dollar (CAD)(Cost $804)	—		—	804	—	—	—
Euro (EUR)(Cost $76)	—		—	78	—	—	—
Great British Pound (GBP)(Cost $(1,078))	—		—	112	—	—	—
Israel Shekel (ILS)(Cost $22,178)	—		22,193	—	—	—	—
Dividends and interest receivable	1,190,479		29,790	80,909	987	1,323	45,859
Receivable for fund shares sold	83,531		178,257	4,431	4,032	4,860	3,435
Receivable for securities sold	259,700		50,516	65,566	—	—	—
Receivable for foreign tax reclaims	—		—	7,458	—	—	—
Prepaid expenses and other assets	32,950		21,888	13,070	13,873	17,768	14,598

Total assets	66,289,581		61,430,782	34,524,264	30,150,060	40,010,314	15,896,563

Liabilities:
Payable for fund shares redeemed	98,199		67,478	39,898	7,886	9,898	8,684
Payable to service providers	3,065		2,796	18,809	10,040	12,978	12,106
Accrued advisory fees	32,273		52,760	16,399	13,315	20,352	7,102
Accrued 12b-1 fees	11,422		13,785	5,352	1,169	2,698	4,357
Accrued expenses and other liabilities	12,667		16,282	27,271	16,374	16,598	21,506

Total Liabilities	157,626		153,101	107,729	48,784	62,524	53,755

Net assets	$66,131,955		$61,277,681	$34,416,535	$30,101,276	$39,947,790	$15,842,808

Net assets consist of:
Paid in capital ($0 par value, unlimited shares authorized)	$77,931,434		$57,193,535	$37,576,002	$33,841,991	$43,078,016	$18,593,712
Accumulated earnings/(losses)	(11,799,479)		4,084,146	(3,159,467)	(3,740,715)	(3,130,226)	(2,750,904)

Net assets	$66,131,955		$61,277,681	$34,416,535	$30,101,276	$39,947,790	$15,842,808

Class A
Net assets	$42,715,835		$33,754,797	$27,336,883	$27,604,501	$35,234,948	$11,798,487
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,353,880		2,349,434	2,692,746	3,445,803	3,788,404	1,297,735
Net Asset Value, offering price and redemption price per share	$7.98		$14.37	$10.15	$8.01	$9.30	$9.09

Offering price per share (NAV / 0.945) *(NAV / 0.955)	$8.36	*	$15.21	$10.74	$8.48	$9.84	$9.62

Class C
Net assets	$2,253,390		$7,939,124	$2,383,240	$2,496,775	$4,712,842	$2,004,041
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	278,130		579,298	246,471	353,105	568,213	228,809
Net Asset Value, offering price and redemption price per share	$8.10		$13.70	$9.67	$7.07	$8.29	$8.76

Minimum redemption Price Per Share (NAV * 0.99)	$8.02		$13.56	$9.57	$7.00	$8.21	$8.67

Class I
Net assets	$21,162,730		$19,583,760	$4,696,412	$—	$—	$2,040,280
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,652,130		1,354,315	463,595	—	—	222,848
Net Asset Value, offering price and redemption price per share	$7.98		$14.46	$10.13	$—	$—	$9.16

The accompanying notes are an integral part of these financial statements.

[34]

Timothy Plan Funds

Statements of Operations (Unaudited)

For the Six Months Ended March 31, 2020

	Aggressive Growth Fund	International Fund	Large/Mid Cap Growth Fund	Small Cap Value Fund	Large/Mid Cap Value Fund	Fixed Income Fund
Investment Income:
Interest income	$11,242	$21,658	$29,777	$22,589	$34,953	$1,255,176
Dividend income	83,725	534,411	383,864	1,425,691	1,241,770	—
Dividend income from affiliated investments	—	—	87,861	30,134	393,793	—
Foreign tax withheld	(308)	(180,342)	(5,364)	—	—	—

Total investment income	94,659	375,727	496,138	1,478,414	1,670,516	1,255,176

Operating expenses:
Investment advisory fees	106,049	421,806	377,880	589,840	876,937	306,597
12b-1 Fees:
Class A	26,261	68,615	81,973	116,574	175,097	106,525
Class C	12,507	13,594	40,088	42,048	80,296	44,211
Administration fees	32,524	106,103	102,546	157,703	239,110	123,287
Registration fees	16,836	22,938	22,107	31,892	34,190	21,748
Audit fees	6,588	6,588	6,771	6,108	6,588	6,588
Non 12b-1 shareholder service fees	5,781	38,528	20,998	32,289	51,790	34,664
Printing expenses	5,458	18,480	17,779	24,641	40,411	13,722
Compliance officer fees	1,840	5,023	4,925	7,726	11,513	5,412
Custody fees	1,461	7,056	7,614	12,448	16,868	8,536
Trustees’ fees	951	5,620	5,228	9,358	10,841	4,774
Insurance expenses	183	507	1,941	3,173	4,888	915
Miscellaneous expenses	4,274	2,813	4,617	2,598	2,493	3,395

Total operating expenses	220,713	717,671	694,467	1,036,398	1,551,022	680,374
Less: Expenses waived by Advisor	(12,476)	(21,090)	(22,228)	(69,393)	(103,169)	(102,199)

Net operating expenses	208,237	696,581	672,239	967,005	1,447,853	578,175

Net investment income (loss)	(113,578)	(320,854)	(176,101)	511,409	222,663	677,001

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on
investments	1,270,602	1,585,308	1,891,143	3,796,211	(1,461,432)	639,978
and foreign currency transactions	—	75	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments	(2,917,899)	(12,628,591)	(8,616,638)	(38,234,763)	(23,902,240)	1,276,954
affiliated investments	—	—	(3,473,568)	(4,883,484)	(10,378,704)	—
and foreign currency translations	—	(86)	—	—	—	—

Net realized and unrealized gain (loss) on investments	(1,647,297)	(11,043,294)	(10,199,063)	(39,322,036)	(35,742,376)	1,916,932

Net increase (decrease) in net assets resulting from operations	$(1,760,875)	$(11,364,148)	$(10,375,164)	$(38,810,627)	$(35,519,713)	$2,593,933

The accompanying notes are an integral part of these financial statements.

[35]

Timothy Plan Funds

Statements of Operations (Unaudited) (Continued)

For the Six Months Ended March 31, 2020

	High Yield Bond Fund	Israel Common Values Fund	Defensive Strategies Fund	Strategic Growth Fund	Conservative Growth Fund	Growth & Income Fund
Investment Income:
Interest income	$1,967,430	$21,580	$114,421	$10,349	$15,691	$100,402
Dividend income	—	661,168	238,700	—	—	—
Dividend income from affiliated investments	—	—	—	285,911	379,312	139,618
Foreign tax withheld	—	(164,209)	(7,953)	—	—	(2,012)

Total investment income	1,967,430	518,539	345,168	296,260	395,003	238,008

Operating expenses:
Investment advisory fees	206,585	398,231	117,953	115,253	148,301	84,192
12b-1 fees:
Class A	54,069	55,885	40,100	—	—	17,717
Class C	13,451	49,768	14,989	12,005	20,317	11,824
Administration fees	78,466	91,668	56,842	44,835	54,208	33,771
Non 12b-1 shareholder service fees	20,735	20,364	13,311	703	1,863	6,406
Registration fees	20,474	24,992	16,796	15,381	18,610	16,162
Printing expenses	10,326	14,411	7,954	6,040	8,242	6,526
Audit fees	6,771	6,993	7,176	6,771	6,588	6,588
Custody fees	4,605	31,537	22,427	2,951	3,340	3,392
Compliance officer fees	3,007	4,386	2,291	2,144	2,827	1,562
Trustees’ fees	2,745	4,081	2,186	1,784	2,382	1,085
Miscellaneous expenses	2,287	1,781	3,764	2,248	2,212	4,274
Insurance expenses	474	1,503	928	183	928	732

Total operating expenses	423,995	705,600	306,717	210,298	269,818	194,231
Less: Expenses waived by advisor	(17,215)	—	(9,829)	—	—	(34,667)

Net operating expenses	406,780	705,600	296,888	210,298	269,818	159,564

Net investment income (loss)	1,560,650	(187,061)	48,280	85,962	125,185	78,444

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on
investments	(724,313)	743,168	(518,177)	—	—	46,128
foreign currency transactions	—	(10,113)	(1,507)	—	—	1
and affiliated investments	—	—	—	1,208,221	1,102,467	(246,359)
Net change in unrealized appreciation (depreciation) on investments	(10,983,803)	(14,963,835)	(4,260,982)	—	—	26,502
affiliated investments	—	—	—	(6,065,037)	(5,482,950)	(2,601,037)
alternative investments	—	—	642,815	—	—	—
and foreign currency translations	—	210	1,231	—	—	31

Net realized and unrealized loss on investments	(11,708,116)	(14,230,570)	(4,136,620)	(4,856,816)	(4,380,483)	(2,774,734)

Net decrease in net assets resulting from operations	$(10,147,466)	$(14,417,631)	$(4,088,340)	$(4,770,854)	$(4,255,298)	$(2,696,290)

The accompanying notes are an integral part of these financial statements.

[36]

Timothy Plan Funds

Statements of Changes in Net Assets

	Aggressive Growth Fund		International Fund		Large/Mid Cap Growth Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Operations:
Net investment income (loss)	$(113,578)	$(241,350)	$(320,854)	$995,620	$(176,101)	$(314,776)
Net realized gain (loss) from investments and foreign currency transactions	1,270,602	(657,613)	1,585,383	(3,463,536)	1,891,143	3,640,176
Net change in unrealized appreciation (depreciation) on investments, affiliated investments and foreign currency translations	(2,917,899)	(2,362,602)	(12,628,677)	(3,661,313)	(12,090,206)	(5,864,309)

Net decrease in net assets resulting from operations	(1,760,875)	(3,261,565)	(11,364,148)	(6,129,229)	(10,375,164)	(2,538,909)

Distributions to shareholders:
Return of Capital
Class A	—	(363)	—	—	—	—
Class C	—	(40)	—	—	—	—
Class I	—	(21)	—	—	—	—
Total distributions paid
Class A	—	(1,499,415)	(415,268)	(708,387)	(2,645,527)	(3,489,484)
Class C	—	(288,448)	—	(6,387)	(411,753)	(615,960)
Class I	—	(73,870)	(304,198)	(385,842)	(662,464)	(360,231)

Total dividends and distributions to shareholders	—	(1,862,157)	(719,466)	(1,100,616)	(3,719,744)	(4,465,675)

Share transactions of beneficial interest:
Net proceeds from shares sold
Class A	3,441,682	7,677,448	9,887,760	9,719,151	9,219,042	16,861,703
Class C	276,356	598,286	549,254	487,937	666,539	1,375,432
Class I	530,971	334,672	8,666,149	12,092,068	5,771,179	10,550,381
Reinvestment of dividends and distributions
Class A	—	1,464,627	339,337	589,421	2,530,212	3,336,072
Class C	—	275,499	—	5,743	392,575	572,523
Class I	—	67,868	188,255	245,561	626,060	328,907
Cost of shares redeemed
Class A	(5,487,020)	(8,980,506)	(17,405,955)	(17,850,706)	(12,827,929)	(30,537,990)
Class C	(389,465)	(2,135,525)	(681,916)	(2,332,459)	(1,192,103)	(4,394,174)
Class I	(207,814)	(267,041)	(9,502,093)	(13,001,207)	(9,771,319)	(6,775,094)

Net decrease in net assets from share transactions of beneficial interest	(1,835,290)	(964,672)	(7,959,209)	(10,044,491)	(4,585,744)	(8,682,240)

Total Decrease in Net Assets	(3,596,165)	(6,088,394)	(20,042,823)	(17,274,336)	(18,680,652)	(15,686,824)
Net Assets:
Beginning of period	25,468,765	31,557,159	89,580,833	106,855,169	86,116,468	101,803,292

End of period	$21,872,600	$25,468,765	$69,538,010	$89,580,833	$67,435,816	$86,116,468

The accompanying notes are an integral part of these financial statements.

[37]

Timothy Plan Funds

Statements of Changes in Net Assets (Continued)

	Aggressive Growth Fund		International Fund		Large/Mid Cap Growth Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Share Activity:
Shares Sold
Class A	416,794	953,759	1,062,045	1,092,071	1,050,194	2,002,309
Class C	40,886	92,555	60,122	56,309	98,689	203,906
Class I	64,153	41,644	957,056	1,354,200	632,454	1,232,870
Shares Reinvested
Class A	—	213,192	35,128	72,589	282,704	454,506
Class C	—	49,462	—	726	55,448	96,874
Class I	—	9,709	19,488	30,241	68,497	44,031
Shares Redeemed
Class A	(653,850)	(1,192,228)	(1,859,811)	(2,008,393)	(1,458,559)	(3,636,280)
Class C	(61,217)	(328,106)	(77,749)	(264,990)	(175,902)	(646,675)
Class I	(24,289)	(32,820)	(1,015,144)	(1,454,079)	(1,152,926)	(807,955)

Net decrease in shares of beneficial interest outstanding	(217,523)	(192,833)	(818,865)	(1,121,326)	(599,401)	(1,056,414)

The accompanying notes are an integral part of these financial statements.

[38]

Timothy Plan Funds

Statements of Changes in Net Assets

	Small Cap Value Fund		Large/Mid Cap Value Fund		Fixed Income Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Operations:
Net investment income	$511,409	$544,000	$222,663	$1,041,919	$677,001	$1,351,956
Net realized gain (loss) from investments and foreign currency transactions	3,796,211	2,564,882	(1,461,432)	23,401,368	639,978	(60,200)
Capital gain dividends from REITs	—	118,100	—	12,891	—	—
Net change in unrealized appreciation (depreciation) on investments, affiliated investments and foreign currency translations	(43,118,247)	(10,298,517)	(34,280,944)	(20,650,465)	1,276,954	5,200,724

Net increase (decrease) in net assets resulting from operations	(38,810,627)	(7,071,535)	(35,519,713)	3,805,713	2,593,933	6,492,480

Distributions to shareholders:
Total distributions paid
Class A	(3,484,745)	(12,397,401)	(16,241,198)	(14,065,260)	(655,696)	(1,270,649)
Class C	(444,256)	(2,186,667)	(2,284,461)	(2,541,277)	(36,776)	(103,735)
Class I	(1,608,471)	(3,941,007)	(5,910,352)	(3,049,819)	(75,555)	(100,824)

Total dividends and distributions to shareholders	(5,537,472)	(18,525,075)	(24,436,011)	(19,656,356)	(768,027)	(1,475,208)

Share transactions of beneficial interest:
Net proceeds from shares sold
Class A	7,510,687	17,337,139	15,832,820	35,570,961	10,367,702	33,469,517
Class C	637,349	1,491,795	1,180,711	2,507,557	2,216,598	3,045,521
Class I	13,498,607	14,472,068	18,776,297	22,824,218	5,949,782	5,617,316
Reinvestment of dividends and distributions
Class A	3,340,386	11,849,967	15,085,002	13,102,756	586,806	1,128,758
Class C	428,980	2,115,445	2,150,333	2,373,937	29,265	85,898
Class I	1,504,962	3,695,999	5,493,549	2,724,948	65,632	87,826
Cost of shares redeemed
Class A	(16,846,560)	(27,525,777)	(24,660,818)	(66,666,482)	(18,168,658)	(19,588,969)
Class C	(1,652,159)	(6,267,871)	(2,553,043)	(11,659,902)	(1,971,571)	(4,788,268)
Class I	(12,975,285)	(11,268,023)	(17,140,310)	(11,992,169)	(5,310,516)	(1,082,881)

Net increase (decrease) in net assets from share transactions of beneficial interest	(4,553,033)	5,900,742	14,164,541	(11,214,176)	(6,234,960)	17,974,718

Total Increase (Decrease) in Net Assets	(48,901,132)	(19,695,868)	(45,791,183)	(27,064,819)	(4,409,054)	22,991,990
Net Assets:
Beginning of period	145,031,982	164,727,850	206,523,741	233,588,560	101,972,471	78,980,481

End of period	$96,130,850	$145,031,982	$160,732,558	$206,523,741	$97,563,417	$101,972,471

The accompanying notes are an integral part of these financial statements.

[39]

Timothy Plan Funds

Statements of Changes in Net Assets (Continued)

	Small Cap Value Fund		Large/Mid Cap Value Fund		Fixed Income Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Share Activity:
Shares Sold
Class A	471,289	1,029,152	917,557	1,965,482	985,621	3,307,246
Class C	60,168	127,840	89,471	174,277	220,884	314,165
Class I	836,078	848,925	1,056,446	1,245,993	567,912	555,144
Shares Reinvested
Class A	191,646	822,914	859,544	818,924	56,434	111,290
Class C	36,665	214,114	160,593	187,663	2,939	8,847
Class I	85,026	252,804	310,020	168,832	6,350	8,672
Shares Redeemed
Class A	(1,009,554)	(1,639,322)	(1,423,611)	(3,679,480)	(1,721,954)	(1,947,266)
Class C	(152,528)	(543,038)	(188,764)	(807,950)	(196,231)	(494,340)
Class I	(775,970)	(660,690)	(981,616)	(651,174)	(508,474)	(109,114)

Net increase (decrease) in shares of beneficial interest outstanding	(257,180)	452,699	799,640	(577,433)	(586,519)	1,754,644

The accompanying notes are an integral part of these financial statements.

[40]

Timothy Plan Funds

Statements of Changes in Net Assets

	High Yield Bond Fund		Israel Common Values Fund		Defensive Strategies Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Operations:
Net investment income (loss)	$1,560,650	$2,327,917	$(187,061)	$(3,115)	$48,280	$214,573
Net realized gain (loss) from investments and foreign currency transactions	(724,313)	(120,540)	733,055	1,327,753	(519,684)	696,983
Capital gain dividends from REITs	—	—	—	—	—	68,360
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(10,983,803)	2,025,674	(14,963,625)	7,771,239	(3,616,936)	789,691

Net increase (decrease) in net assets resulting from operations	(10,147,466)	4,233,051	(14,417,631)	9,095,877	(4,088,340)	1,769,607

Distributions to shareholders:
Total distributions paid
Class A	(937,022)	(1,557,285)	(450,018)	(243,814)	(923,139)	(935,146)
Class C	(43,348)	(91,853)	(33,849)	(60,850)	(75,912)	(93,234)
Class I	(531,542)	(640,911)	(312,475)	(66,962)	(130,863)	(78,462)

Total dividends and distributions to shareholders	(1,511,912)	(2,290,049)	(796,342)	(371,626)	(1,129,914)	(1,106,842)

Share transactions of beneficial interest:
Net proceeds from shares sold
Class A	19,126,143	15,115,879	10,632,560	19,868,088	2,665,650	7,505,953
Class C	379,612	578,549	1,532,805	1,278,811	300,595	405,740
Class I	12,621,242	9,071,441	10,309,998	10,931,321	2,303,224	1,383,319
Reinvestment of dividends and distributions
Class A	790,931	1,312,260	406,728	222,531	880,162	890,434
Class C	40,439	84,398	29,270	52,260	70,252	87,912
Class I	431,399	508,873	286,984	63,076	120,968	57,489
Cost of shares redeemed
Class A	(9,357,206)	(19,860,715)	(18,857,288)	(17,312,111)	(5,977,565)	(15,577,577)
Class C	(426,020)	(1,338,739)	(1,354,571)	(1,915,130)	(710,881)	(2,865,541)
Class I	(6,615,558)	(3,402,024)	(6,900,399)	(1,949,665)	(745,013)	(898,725)

Net increase (decrease) in net assets from share transactions of beneficial interest	16,990,982	2,069,922	(3,913,913)	11,239,181	(1,092,608)	(9,010,996)

Total Increase (Decrease) in Net Assets	5,331,604	4,012,924	(19,127,886)	19,963,432	(6,310,862)	(8,348,231)
Net Assets:
Beginning of period	60,800,351	56,787,427	80,405,567	60,442,135	40,727,397	49,075,628

End of period	$66,131,955	$60,800,351	$61,277,681	$80,405,567	$34,416,535	$40,727,397

The accompanying notes are an integral part of these financial statements.

[41]

Timothy Plan Funds

Statements of Changes in Net Assets (Continued)

	High Yield Bond Fund		Israel Common Values Fund		Defensive Strategies Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Share Activity:
Shares Sold
Class A	2,065,074	1,652,409	634,057	1,223,010	236,315	659,905
Class C	39,595	62,759	89,588	82,872	27,878	37,624
Class I	1,347,712	992,290	576,192	676,199	201,880	121,889
Shares Reinvested
Class A	91,699	143,994	21,974	15,315	77,140	83,845
Class C	4,546	9,155	1,654	3,757	6,451	8,644
Class I	49,564	55,522	15,421	4,317	10,630	5,429
Shares Redeemed
Class A	(1,038,718)	(2,215,554)	(1,060,723)	(1,098,199)	(522,104)	(1,388,078)
Class C	(45,340)	(144,851)	(86,427)	(123,096)	(67,158)	(265,431)
Class I	(700,171)	(375,994)	(435,593)	(119,939)	(64,796)	(79,725)

Net increase (decrease) in shares of beneficial interest outstanding	1,813,961	179,730	(243,857)	664,236	(93,764)	(815,898)

The accompanying notes are an integral part of these financial statements.

[42]

Timothy Plan Funds

Statements of Changes in Net Assets

	Strategic Growth Fund		Conservative Growth Fund		Growth & Income Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Operations:
Net investment income	$85,962	$66,106	$125,185	$183,927	$78,444	$108,764
Net realized gain from investments, affiliated investments and foreign currency transactions	1,208,221	537,455	1,102,467	697,815	(200,230)	(430,082)
Capital gain distributions from affiliated investments	—	922,334	—	976,773	—	—
Capital gain dividends from REITs	—	—	—	—	—	106
Net change in unrealized appreciation (depreciation) on investments, affiliated investments and foreign currency translations	(6,065,037)	(1,747,061)	(5,482,950)	(1,356,488)	(2,574,504)	(49,360)

Net increase (decrease) in net assets resulting from operations	(4,770,854)	(221,166)	(4,255,298)	502,027	(2,696,290)	(370,572)

Distributions to shareholders:
Return of Capital
Class A	—	—	—	—	—	(5,772)
Class C	—	—	—	—	—	(951)
Class I	—	—	—	—	—	(1,266)
Total distributions paid
Class A	(1,199,081)	(100,346)	(1,464,847)	(896,237)	(68,877)	(565,583)
Class C	(137,411)	(22,035)	(221,058)	(216,818)	(3,470)	(56,700)
Class I	—	—	—	—	(14,884)	(70,194)

Total dividends and distributions to shareholders	(1,336,492)	(122,381)	(1,685,905)	(1,113,055)	(87,231)	(700,466)

Share transactions of beneficial interest:
Net proceeds from shares sold
Class A	2,689,621	6,003,858	3,716,319	6,203,911	2,050,049	2,652,484
Class C	210,150	826,373	736,021	950,990	167,979	347,351
Class I	—	—	—	—	1,526,569	1,230,114
Reinvestment of dividends and distributions
Class A	1,178,596	97,936	1,391,939	860,318	62,914	544,800
Class C	134,396	21,796	211,608	202,216	3,370	52,310
Class I	—	—	—	—	13,090	66,587
Cost of shares redeemed
Class A	(3,035,752)	(5,635,144)	(5,263,519)	(8,100,727)	(2,854,911)	(15,565,523)
Class C	(533,451)	(3,797,182)	(997,510)	(4,669,461)	(218,995)	(1,079,663)
Class I	—	—	—	—	(2,192,905)	(1,012,494)

Net increase (decrease) in net assets from share transactions of beneficial interest	643,560	(2,482,363)	(205,142)	(4,552,753)	(1,442,840)	(12,764,034)

Total Decrease in Net Assets	(5,463,786)	(2,825,910)	(6,146,345)	(5,163,781)	(4,226,361)	(13,835,072)
Net Assets:
Beginning of period	35,565,062	38,390,972	46,094,135	51,257,916	20,069,169	33,904,241

End of period	$30,101,276	$35,565,062	$39,947,790	$46,094,135	$15,842,808	$20,069,169

The accompanying notes are an integral part of these financial statements.

[43]

Timothy Plan Funds

Statements of Changes in Net Assets (Continued)

	Strategic Growth Fund		Conservative Growth Fund		Growth & Income Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Share Activity:
Shares Sold
Class A	296,997	642,410	362,649	594,953	194,243	258,763
Class C	25,055	98,951	81,784	102,264	16,934	35,230
Class I	—	—	—	—	141,730	118,099
Shares Reinvested
Class A	121,756	11,481	131,563	89,617	6,868	55,559
Class C	15,700	2,857	22,393	23,297	382	5,581
Class I	—	—	—	—	1,419	6,694
Shares Redeemed
Class A	(326,127)	(607,077)	(511,803)	(787,889)	(271,279)	(1,496,576)
Class C	(66,098)	(448,707)	(110,091)	(495,509)	(22,443)	(109,113)
Class I	—	—	—	—	(218,372)	(102,055)

Net increase (decrease) in shares of beneficial interest outstanding	67,283	(300,085)	(23,505)	(473,267)	(150,518)	(1,227,818)

The accompanying notes are an integral part of these financial statements.

[44]

Timothy Aggressive Growth Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016		For the Year Ended September 30, 2015
Net asset value, beginning of period	$7.87		$9.27	$8.10	$6.82	$7.98		$9.18

Income (loss) from investment operations:
Net investment loss (A)	(0.04)		(0.07)	(0.09)	(0.08)	(0.04)		(0.08)
Net realized and unrealized gain (loss) on investments	(0.60)		(0.81)	1.26	1.36	(0.02	)(B)	(0.05)

Total from investment operations	(0.64)		(0.88)	1.17	1.28	(0.06)		(0.13)

Less Distributions:
From net realized gains on investments	—		(0.52)	—	—	(1.10)		(1.07)
Return of Capital	—		(0.00)*	—	—	—		—

Total distributions	—		(0.52)	—	—	(1.10)		(1.07)

Net asset value, end of period	$7.23		$7.87	$9.27	$8.10	$6.82		$7.98

Total return (C)(D)	(8.13	)%(E)	(8.72)%	14.44%	18.77%	(1.03)%		(2.35)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$18,332		$21,802	$25,926	$22,549	$21,209		$16,306
Ratios to average net assets
Expenses, before waiver and reimbursement	1.71	%(F)	1.64%	1.73%	1.69%	1.69%		1.77%
Expenses, net waiver and reimbursement (G)	1.61	%(F)	1.56%	1.63%	1.59%	1.59%		1.67%
Net investment loss, before waiver and reimbursement	(0.95	)%(F)	(0.91)%	(1.16)%	(1.12)%	(0.73)%		(1.04)%
Net investment loss, net waiver and reimbursement (G)	(0.85	)%(F)	(0.82)%	(1.06)%	(1.02)%	(0.63)%		(0.94)%
Portfolio turnover rate	62	%(E)	77%	85%	151%	124%		144%

*	Amount is less than $0.005 per share.
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(C)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.
(D)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.
(G)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

[45]

Timothy Aggressive Growth Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016		For the Year Ended September 30, 2015
Net asset value, beginning of period	$6.34		$7.64	$6.73	$5.71	$6.90		$8.13

Income (loss) from investment operations:
Net investment loss (A)	(0.05)		(0.11)	(0.13)	(0.11)	(0.08)		(0.13)
Net realized and unrealized gain (loss) on investments	(0.48)		(0.67)	1.04	1.13	(0.01	)(B)	(0.03)

Total from investment operations	(0.53)		(0.78)	0.91	1.02	(0.09)		(0.16)

Less Distributions:
From net realized gains on investments	—		(0.52)	—	—	(1.10)		(1.07)
Return of Capital	—		(0.00)*	—	—	—		—

Total distributions	—		(0.52)	—	—	(1.10)		(1.07)

Net asset value, end of period	$5.81		$6.34	$7.64	$6.73	$5.71		$6.90

Total return (C)(D)	(8.36	)%(E)	(9.33)%	13.52%	17.86%	(1.73)%		(3.10)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$2,111		$2,433	$4,358	$3,584	$3,426		$3,442
Ratios to average net assets
Expenses, before waiver and reimbursement	2.46	%(F)	2.39%	2.48%	2.44%	2.44%		2.52%
Expenses, net waiver and reimbursement (G)	2.36	%(F)	2.31%	2.38%	2.34%	2.34%		2.42%
Net investment loss, before waiver and reimbursement	(1.70	)%(F)	(1.73)%	(1.91)%	(1.88)%	(1.47)%		(1.78)%
Net investment loss, net waiver and reimbursement (G)	(1.60	)%(F)	(1.64)%	(1.81)%	(1.78)%	(1.37)%		(1.69)%
Portfolio turnover rate	62	%(E)	77%	85%	151%	124%		144%

*	Amount is less than $0.005 per share.
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(C)	Total return calculation does not reflect redemption fee. Total return represents aggregate total return based on Net Asset Value.
(D)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.
(G)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

[46]

Timothy Aggressive Growth Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016		For the Year Ended September 30, 2015
Net asset value, beginning of period	$8.02		$9.41	$8.21	$6.89	$8.03		$9.21

Income (loss) from investment operations:
Net investment loss (A)	(0.03)		(0.05)	(0.07)	(0.06)	(0.03)		(0.06)
Net realized and unrealized gain (loss) on investments	(0.61)		(0.82)	1.27	1.38	(0.01	)(B)	(0.05)

Total from investment operations	(0.64)		(0.87)	1.20	1.32	(0.04)		(0.11)

Less Distributions:
From net realized gains on investments	—		(0.52)	—	—	(1.10)		(1.07)
Return of Capital	—		(0.00)*	—	—	—		—

Total distributions	—		(0.52)	—	—	(1.10)		(1.07)

Net asset value, end of period	$7.38		$8.02	$9.41	$8.21	$6.89		$8.03

Total return (C)	(7.98	)%(D)	(8.48)%	14.62%	19.16%	(0.75)%		(2.10)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$1,430		$1,233	$1,273	$887	$395		$303
Ratios to average net assets
Expenses, before waiver and reimbursement	1.46	%(E)	1.39%	1.48%	1.44%	1.44%		1.52%
Expenses, net waiver and reimbursement (F)	1.36	%(E)	1.31%	1.38%	1.34%	1.34%		1.42%
Net investment loss, before waiver and reimbursement	(0.70	)%(E)	(0.67)%	(0.91)%	(0.88)%	(0.48)%		(0.74)%
Net investment loss, net waiver and reimbursement (F)	(0.60	)%(E)	(0.57)%	(0.81)%	(0.78)%	(0.38)%		(0.69)%
Portfolio turnover rate	62	%(D)	77%	85%	151%	124%		144%

*	Amount is less than $0.005 per share.
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

[47]

Timothy International Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
Net asset value, beginning of period	$9.09		$9.74	$9.86	$8.53	$8.47	$8.89

Income (loss) from investment operations:
Net investment income (loss) (A)	(0.04)		0.09	0.11	0.04	0.00 *	0.08
Net realized and unrealized gain (loss) on investments	(1.27)		(0.64)	(0.02)	1.38	0.15	(0.50)

Total from investment operations	(1.31)		(0.55)	0.09	1.42	0.15	(0.42)

Less Distributions:
From net investment income	(0.08)		(0.10)	(0.21)	(0.09)	(0.09)	—

Total distributions	(0.08)		(0.10)	(0.21)	(0.09)	(0.09)	—

Net asset value, end of period	$7.70		$9.09	$9.74	$9.86	$8.53	$8.47

Total return (B)(C)	(14.62	)%(D)	(5.55)%	0.91%	16.78%	1.85%	(4.72	)%(E)
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$43,588		$58,397	$70,790	$81,153	$70,013	$53,458
Ratios to average net assets
Expenses, before waiver and reimbursement	1.76	%(F)	1.71%	1.71%	1.69%	1.68%	1.67%
Expenses, net waiver and reimbursement (G)	1.71	%(F)	1.67%	1.66%	1.64%	1.63%	1.62%
Net investment income (loss) before waiver and reimbursement	(0.86	)%(F)	0.96%	1.05%	0.35%	(0.03)%	0.88%
Net investment income (loss), net waiver and reimbursement (G)	(0.81	)%(F)	1.01%	1.10%	0.40%	0.02%	0.93%
Portfolio turnover rate	11	%(D)	27%	19%	42%	28%	30%

*	Amount is less than $0.005 per share.
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)

As a result of a trade error, the Fund experienced a loss totaling $4,927.83 for the year ended September 30, 2015, all of which was reimbursed by the Advisor; there was no effect on total return due to trade error.

(F)	Annualized.
(G)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

[48]

Timothy International Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
Net asset value, beginning of period	$8.80		$9.41	$9.55	$8.25	$8.21	$8.67

Income (loss) from investment operations:
Net investment income (loss) (A)	(0.07)		0.01	0.03	(0.03)	(0.06)	0.02
Net realized and unrealized gain (loss) on investments	(1.24)		(0.61)	(0.01)	1.34	0.15	(0.48)

Total from investment operations	(1.31)		(0.60)	0.02	1.31	0.09	(0.46)

Less Distributions:
From net investment income	—		(0.01)	(0.16)	(0.01)	(0.05)	—

Total distributions	—		(0.01)	(0.16)	(0.01)	(0.05)	—

Net asset value, end of period	$7.49		$8.80	$9.41	$9.55	$8.25	$8.21

Total return (B)(C)	(14.89	)%(D)	(6.31)%	0.12%	15.93%	1.09%	(5.31	)%(E)
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$2,114		$2,641	$4,779	$4,620	$4,495	$3,498
Ratios to average net assets
Expenses, before waiver and reimbursement	2.51	%(F)	2.46%	2.46%	2.44%	2.43%	2.41%
Expenses, net waiver and reimbursement (G)	2.46	%(F)	2.42%	2.41%	2.39%	2.38%	2.36%
Net investment income (loss) before waiver and reimbursement	(1.66	)%(F)	0.09%	0.28%	(0.41)%	(0.74)%	0.17%
Net investment income (loss), net waiver and reimbursement (G)	(1.61	)%(F)	0.12%	0.33%	(0.36)%	(0.69)%	0.18%
Portfolio turnover rate	11	%(D)	27%	19%	42%	28%	30%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fee.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)

As a result of a trade error, the Fund experienced a loss totaling $4,927.83 for the year ended September 30, 2015, all of which was reimbursed by the Advisor; there was no effect on total return due to trade error.

(F)	Annualized.
(G)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

[49]

Timothy International Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
Net asset value, beginning of period	$9.10	$9.76	$9.89	$8.55	$8.49	$8.88

Income (loss) from investment operations:
Net investment income (A)	(0.03)	0.11	0.17	0.07	0.02	0.15
Net realized and unrealized gain (loss) on investments	(1.26)	(0.64)	(0.06)	1.38	0.15	(B)	(0.54)

Total from investment operations	(1.29)	(0.53)	0.11	1.45	0.17	(0.39)

Less Distributions:
From net investment income	(0.11)	(0.13)	(0.24)	(0.11)	(0.11)	—

Total distributions	(0.11)	(0.13)	(0.24)	(0.11)	(0.11)	—

Net asset value, end of period	$7.70	$9.10	$9.76	$9.89	$8.55	$8.49

Total return (C)	(14.46	)%(D)	(5.33)%	1.04%	17.18%	2.08%	(4.39	)%(E)
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$23,836	$28,542	$31,286	$13,083	$2,880	$1,581
Ratios to average net assets
Expenses, before waiver and reimbursement	1.51	%(F)	1.46%	1.45%	1.43%	1.45%	1.42%
Expenses, net waiver and reimbursement (G)	1.46	%(F)	1.42%	1.41%	1.38%	1.39%	1.37%
Net investment income, before waiver and reimbursement	(0.63	)%(F)	1.24%	1.60%	0.74%	0.22%	1.13%
Net investment income, net waiver and reimbursement (G)	(0.58	)%(F)	1.28%	1.65%	0.79%	0.29%	1.18%
Portfolio turnover rate	11	%(D)	27%	19%	42%	28%	30%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)

As a result of a trade error, the Fund experienced a loss totaling $4,927.83 for the year ended September 30, 2015, all of which was reimbursed by the Advisor; there was no effect on total return due to trade error.

(F)	Annualized.
(G)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

[50]

Timothy Large/Mid Cap Growth Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
Net asset value, beginning of period	$8.70	$9.34	$8.59	$7.46	$7.75	$8.66

Income (loss) from investment operations:
Net investment loss (A)	(0.02)	(0.03)	(0.02)	(0.01)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	(1.05)	(0.19)	0.99	1.23	0.51	0.03	(B)

Total from investment operations	(1.07)	(0.22)	0.97	1.22	0.49	0.02

Less Distributions:
From net realized gains on investments	(0.37)	(0.42)	(0.22)	(0.09)	(0.78)	(0.93)

Total distributions	(0.37)	(0.42)	(0.22)	(0.09)	(0.78)	(0.93)

Net asset value, end of period	$7.26	$8.70	$9.34	$8.59	$7.46	$7.75

Total return (C)(D)	(13.11	)%(E)	(1.48)%	11.49%	16.53%	6.65%	(0.35)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$52,643	$64,150	$79,897	$68,291	$53,827	$52,682
Ratios to average net assets
Expenses, before waiver and reimbursement	1.54	%(F)	1.56%	1.52%	1.52%	1.54%	1.56%
Expenses, net waiver and reimbursement (G)	1.49	%(F)	1.52%	1.47%	1.47%	1.49%	1.51%
Net investment loss, before waiver and reimbursement	(0.42	)%(F)	(0.35)%	(0.25)%	(0.19)%	(0.38)%	(0.14)%
Net investment loss, net waiver and reimbursement (G)	(0.37	)%(F)	(0.31)%	(0.20)%	(0.14)%	(0.33)%	(0.09)%
Portfolio turnover rate	8	%(E)	44%	57%	76%	71%	73%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(C)	Total return calculation does not reflect sales load.
(D)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.
(G)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

[51]

Timothy Large/Mid Cap Growth Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
Net asset value, beginning of period	$6.96	$7.63	$7.11	$6.24	$6.64	$7.60

Income (loss) from investment operations:
Net investment loss (A)	(0.04)	(0.07)	(0.07)	(0.06)	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.82)	(0.18)	0.81	1.02	0.45	0.03	(B)

Total from investment operations	(0.86)	(0.25)	0.74	0.96	0.38	(0.03)

Less Distributions:
From net realized gains on investments	(0.37)	(0.42)	(0.22)	(0.09)	(0.78)	(0.93)

Total distributions	(0.37)	(0.42)	(0.22)	(0.09)	(0.78)	(0.93)

Net asset value, end of period	$5.73	$6.96	$7.63	$7.11	$6.24	$6.64

Total return (C)(D)	(13.38	)%(E)	(2.24)%	10.63%	15.58%	6.04%	(1.14)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$6,420	$7,950	$11,355	$9,909	$7,636	$6,490
Ratios to average net assets
Expenses, before waiver and reimbursement	2.29	%(F)	2.31%	2.27%	2.27%	2.30%	2.31%
Expenses, net waiver and reimbursement (G)	2.24	%(F)	2.27%	2.22%	2.22%	2.24%	2.26%
Net investment loss, before waiver and reimbursement	(1.17	)%(F)	(1.10)%	(1.00)%	(0.94)%	(1.14)%	(0.88)%
Net investment loss, net waiver and reimbursement (G)	(1.12	)%(F)	(1.06)%	(0.95)%	(0.89)%	(1.08)%	(0.84)%
Portfolio turnover rate	8	%(E)	44%	57%	76%	71%	73%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(C)	Total return calculation does not reflect redemption fee.
(D)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.
(G)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

[52]

Timothy Large/Mid Cap Growth Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
Net asset value, beginning of period	$8.86	$9.48	$8.70	$7.54	$7.80	$8.69

Income (loss) from investment operations:
Net investment income (loss) (A)	(0.01)	(0.01)	0.00	*	0.01	(0.01)	0.02
Net realized and unrealized gain (loss) on investments	(1.07)	(0.19)	1.00	1.24	0.53	0.02	(B)

Total from investment operations	(1.08)	(0.20)	1.00	1.25	0.52	0.04

Less Distributions:
From net realized gains on investments	(0.37)	(0.42)	(0.22)	(0.09)	(0.78)	(0.93)

Total distributions	(0.37)	(0.42)	(0.22)	(0.09)	(0.78)	(0.93)

Net asset value, end of period	$7.41	$8.86	$9.48	$8.70	$7.54	$7.80

Total return (C)	(12.99	)%(D)	(1.24)%	11.69%	16.75%	7.01%	(0.10)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$8,373	$14,016	$10,551	$3,936	$1,088	$1,202
Ratios to average net assets
Expenses, before waiver and reimbursement	1.29	%(E)	1.31%	1.27%	1.26%	1.29%	1.31%
Expenses, net waiver and reimbursement (F)	1.24	%(E)	1.27%	1.22%	1.21%	1.24%	1.26%
Net investment income (loss), before waiver and reimbursement	(0.17	)%(E)	(0.09)%	(0.03)%	0.10%	(0.12)%	0.13%
Net investment income (loss), net waiver and reimbursement (F)	(0.12	)%(E)	(0.06)%	0.02%	0.15%	(0.08)%	0.16%
Portfolio turnover rate	8	%(D)	44%	57%	76%	71%	73%

*	Amount is less than $0.005 per share.
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

[53]

Timothy Small Cap Value Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
Net asset value, beginning of period	$17.15		$20.67	$20.50	$17.09	$16.93	$19.79

Income (loss) from investment operations:
Net investment income (loss) (A)	0.06		0.06	0.00 *	0.03	(0.01)	(0.07)
Net realized and unrealized gain (loss) on investments	(4.86)		(1.28)	1.96	3.63	1.65	0.64

Total from investment operations	(4.80)		(1.22)	1.96	3.66	1.64	0.57

Less Distributions:
From net investment income	(0.04)		—	(0.00)*	—	—	—
From net realized gains on investments	(0.60)		(2.30)	(1.79)	(0.25)	(1.48)	(3.43)

Total distributions	(0.64)		(2.30)	(1.79)	(0.25)	(1.48)	(3.43)

Net asset value, end of period	$11.71		$17.15	$20.67	$20.50	$17.09	$16.93

Total return (B)(C)	(29.20	)%(D)	(3.77)%	10.11%	21.55%	10.67%	1.90%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$63,588		$99,077	$114,985	$112,953	$94,871	$71,840
Ratios to average net assets
Expenses, before waiver and reimbursement	1.52	%(E)	1.52%	1.50%	1.46%	1.48%	1.53%
Expenses, net waiver and reimbursement (F)	1.42	%(E)	1.43%	1.44%	1.41%	1.44%	1.48%
Net investment income (loss), before waiver and reimbursement	0.61	%(E)	0.29%	(0.08)%	0.13%	(0.09)%	(0.45)%
Net investment income (loss), net waiver and reimbursement (F)	0.71	%(E)	0.38%	(0.02)%	0.18%	(0.04)%	(0.40)%
Portfolio turnover rate	43	%(D)	63%	58%	57%	73%	30%

*	Amount is less than $0.005 per share.
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

[54]

Timothy Small Cap Value Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
Net asset value, beginning of period	$11.69		$15.09	$15.54	$13.10	$13.42	$16.45

Income (loss) from investment operations:
Net investment loss (A)	(0.00	)*	(0.05)	(0.11)	(0.08)	(0.10)	(0.17)
Net realized and unrealized gain (loss) on investments	(3.25)		(1.05)	1.45	2.77	1.26	0.57

Total from investment operations	(3.25)		(1.10)	1.34	2.69	1.16	0.40

Less Distributions:
From net realized gains on investments	(0.60)		(2.30)	(1.79)	(0.25)	(1.48)	(3.43)

Total distributions	(0.60)		(2.30)	(1.79)	(0.25)	(1.48)	(3.43)

Net asset value, end of period	$7.84		$11.69	$15.09	$15.54	$13.10	$13.42

Total return (B)(C)	(29.49	)%(D)	(4.49)%	9.24%	20.70%	9.81%	1.14%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$5,576		$8,963	$14,603	$13,210	$10,257	$8,981
Ratios to average net assets
Expenses, before waiver and reimbursement	2.27	%(E)	2.27%	2.25%	2.21%	2.23%	2.28%
Expenses, net waiver and reimbursement (F)	2.17	%(E)	2.18%	2.19%	2.16%	2.18%	2.23%
Net investment loss, before waiver and reimbursement	(0.14	)%(E)	(0.50)%	(0.82)%	(0.62)%	(0.84)%	(1.19)%
Net investment loss, net waiver and reimbursement (F)	(0.04	)%(E)	(0.42)%	(0.76)%	(0.57)%	(0.78)%	(1.14)%
Portfolio turnover rate	43	%(D)	63%	58%	57%	73%	30%

*	Amount is less than $0.005 per share.
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fee.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

[55]

Timothy Small Cap Value Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
Net asset value, beginning of period	$17.45		$20.93	$20.74	$17.24	$17.03	$19.84

Income (loss) from investment operations:
Net investment income (loss) (A)	0.08		0.11	0.06	0.08	0.04	(0.03)
Net realized and unrealized gain (loss) on investments	(4.94)		(1.29)	1.97	3.67	1.65	0.65

Total from investment operations	(4.86)		(1.18)	2.03	3.75	1.69	0.62

Less Distributions:
From net investment income	(0.09)		—	(0.05)	—	—	—
From net realized gains on investments	(0.60)		(2.30)	(1.79)	(0.25)	(1.48)	(3.43)

Total distributions	(0.69)		(2.30)	(1.84)	(0.25)	(1.48)	(3.43)

Net asset value, end of period	$11.90		$17.45	$20.93	$20.74	$17.24	$17.03

Total return (B)	(29.09	)%(C)	(3.51)%	10.37%	21.89%	10.92%	2.18%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$26,967		$36,993	$35,140	$19,103	$2,324	$870
Ratios to average net assets
Expenses, before waiver and reimbursement	1.27	%(D)	1.27%	1.25%	1.21%	1.26%	1.28%
Expenses, net waiver and reimbursement (E)	1.17	%(D)	1.18%	1.19%	1.16%	1.20%	1.23%
Net investment income (loss), before waiver and reimbursement	0.88	%(D)	0.56%	0.21%	0.38%	0.18%	(0.19)%
Net investment income (loss), net waiver and reimbursement (E)	0.98	%(D)	0.64%	0.27%	0.43%	0.23%	(0.14)%
Portfolio turnover rate	43	%(C)	63%	58%	57%	73%	30%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	For periods of less than one full year, total return and turnover are not annualized.
(D)	Annualized.
(E)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

[56]

Timothy Large/Mid Cap Value Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
Net asset value, beginning of period	$18.86		$20.38	$19.16	$17.15	$18.20	$19.61

Income (loss) from investment operations:
Net investment income (loss) (A)	0.02		0.09	0.07	0.05	0.01	(0.01)
Net realized and unrealized gain (loss) on investments (B)	(2.98)		0.12	2.45	2.18	1.04	0.38

Total from investment operations	(2.96)		0.21	2.52	2.23	1.05	0.37

Less Distributions:
From net investment income	(0.08)		(0.06)	(0.03)	—	—	—
From net realized gains on investments	(2.10)		(1.67)	(1.27)	(0.22)	(2.10)	(1.78)

Total distributions	(2.18)		(1.73)	(1.30)	(0.22)	(2.10)	(1.78)

Net asset value, end of period	$13.72		$18.86	$20.38	$19.16	$17.15	$18.20

Total return (C)(D)	(18.19	)%(E)	2.54%	13.58%	13.10%	6.40%	1.59%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$108,499		$142,420	$172,163	$167,056	$154,260	$135,091
Ratios to average net assets
Expenses, before waiver and reimbursement	1.51	%(F)	1.51%	1.46%	1.49%	1.48%	1.48%
Expenses, net waiver and reimbursement (G)	1.41	%(F)	1.41%	1.35%	1.41%	1.43%	1.43%
Net investment income (loss), before waiver and reimbursement	0.11	%(F)	0.42%	0.27%	0.18%	(0.01)%	(0.13)%
Net investment income (loss), net waiver and reimbursement (G)	0.21	%(F)	0.52%	0.38%	0.26%	0.04%	(0.08)%
Portfolio turnover rate	15	%(E)	51%	24%	39%	45%	11%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.

(C)	Total return calculation does not reflect sales load.
(D)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.
(G)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

[57]

Timothy Large/Mid Cap Value Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
Net asset value, beginning of period	$14.82		$16.49	$15.82	$14.30	$15.62	$17.19

Income (loss) from investment operations:
Net investment loss (A)	(0.04)		(0.03)	(0.06)	(0.07)	(0.10)	(0.14)
Net realized and unrealized gain (loss) on investments (B)	(2.24)		0.03	2.00	1.81	0.88	0.35

Total from investment operations	(2.28)		0.00	1.94	1.74	0.78	0.21

Less Distributions:
From net realized gains on investments	(2.10)		(1.67)	(1.27)	(0.22)	(2.10)	(1.78)

Total distributions	(2.10)		(1.67)	(1.27)	(0.22)	(2.10)	(1.78)

Net asset value, end of period	$10.44		$14.82	$16.49	$15.82	$14.30	$15.62

Total return (C)(D)	(18.49	)%(E)	1.74%	12.75%	12.27%	5.64%	0.82%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$12,356		$16,627	$25,852	$23,803	$20,855	$18,458
Ratios to average net assets
Expenses, before waiver and reimbursement	2.26	%(F)	2.26%	2.21%	2.24%	2.23%	2.23%
Expenses, net waiver and reimbursement (G)	2.16	%(F)	2.16%	2.10%	2.16%	2.18%	2.18%
Net investment loss, before waiver and reimbursement	(0.64	)%(F)	(0.32)%	(0.48)%	(0.57)%	(0.76)%	(0.88)%
Net investment loss, net waiver and reimbursement (G)	(0.54	)%(F)	(0.22)%	(0.37)%	(0.49)%	(0.70)%	(0.83)%
Portfolio turnover rate	15	%(E)	51%	24%	39%	45%	11%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(C)	Total return calculation does not reflect redemption fee.
(D)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.
(G)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

[58]

Timothy Large/Mid Cap Value Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
Net asset value, beginning of period	$19.05	$20.58	$19.34	$17.27	$18.26	$19.63

Income (loss) from investment operations:
Net investment income (A)	0.04	0.14	0.13	0.10	0.05	0.03
Net realized and unrealized gain (loss) on investments	(3.00)	0.11	2.45	2.19	1.06	(B)	0.38

Total from investment operations	(2.96)	0.25	2.58	2.29	1.11	0.41

Less Distributions:
From net investment income	(0.13)	(0.11)	(0.07)	—	—	—
From net realized gains on investments	(2.10)	(1.67)	(1.27)	(0.22)	(2.10)	(1.78)

Total distributions	(2.23)	(1.78)	(1.34)	(0.22)	(2.10)	(1.78)

Net asset value, end of period	$13.86	$19.05	$20.58	$19.34	$17.27	$18.26

Total return (C)	(18.05	)%(D)	2.78%	13.83%	13.36%	6.74%	1.81%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$39,877	$47,477	$35,573	$19,384	$5,382	$3,424
Ratios to average net assets
Expenses, before waiver and reimbursement	1.26	%(E)	1.26%	1.21%	1.23%	1.25%	1.23%
Expenses, net waiver and reimbursement (F)	1.16	%(E)	1.16%	1.10%	1.14%	1.19%	1.18%
Net investment income, before waiver and reimbursement	0.36	%(E)	0.66%	0.54%	0.46%	0.24%	0.12%
Net investment income, net waiver and reimbursement (F)	0.46	%(E)	0.77%	0.65%	0.55%	0.30%	0.18%
Portfolio turnover rate	15	%(D)	51%	24%	39%	45%	11%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

[59]

Timothy Fixed Income Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
Net asset value, beginning of period	$10.39		$9.81	$10.22	$10.47	$10.27	$10.43

Income (loss) from investment operations:
Net investment income (A)	0.07		0.16	0.16	0.13	0.14	0.15
Net realized and unrealized gain (loss) on investments	0.20		0.60	(0.39)	(0.22)	0.21	(0.04)

Total from investment operations	0.27		0.76	(0.23)	(0.09)	0.35	0.11

Less Distributions:
From net investment income	(0.08)		(0.18)	(0.18)	(0.16)	(0.15)	(0.25)
From net realized gains on investments	—		—	—	—	—	(0.02)

Total distributions	(0.08)		(0.18)	(0.18)	(0.16)	(0.15)	(0.27)

Net asset value, end of period	$10.58		$10.39	$9.81	$10.22	$10.47	$10.27

Total return (B)(C)	2.64	%(D)	7.76%	(2.31)%	(0.81)%	3.47%	1.08%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$79,701		$85,375	$66,119	$75,858	$86,142	$66,107
Ratios to average net assets
Expenses, before waiver and reimbursement	1.29	%(E)	1.30%	1.30%	1.30%	1.24%	1.28%
Expenses, net waiver and reimbursement (F)	1.09	%(E)	1.13%	1.10%	1.10%	1.04%	1.11%
Net investment income, before waiver and reimbursement	1.17	%(E)	1.46%	1.40%	1.05%	1.19%	1.29%
Net investment income, net waiver and reimbursement (F)	1.37	%(E)	1.62%	1.60%	1.25%	1.39%	1.48%
Portfolio turnover rate	20	%(D)	53%	30%	43%	40%	28%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

[60]

Timothy Fixed Income Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
Net asset value, beginning of period	$9.99		$9.44	$9.85	$10.09	$9.89	$10.07

Income (loss) from investment operations:
Net investment income (A)	0.03		0.09	0.08	0.05	0.07	0.08
Net realized and unrealized gain (loss) on investments	0.19		0.57	(0.39)	(0.20)	0.19	(0.04)

Total from investment operations	0.22		0.66	(0.31)	(0.15)	0.26	0.04

Less Distributions:
From net investment income	(0.04)		(0.11)	(0.10)	(0.09)	(0.06)	(0.20)
From net realized gains on investments	—		—	—	—	—	(0.02)

Total distributions	(0.04)		(0.11)	(0.10)	(0.09)	(0.06)	(0.22)

Net asset value, end of period	$10.17		$9.99	$9.44	$9.85	$10.09	$9.89

Total return (B)(C)	2.23	%(D)	7.06%	(3.15)%	(1.49)%	2.66%	0.36%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$8,933		$8,502	$9,653	$9,637	$9,660	$8,510
Ratios to average net assets
Expenses, before waiver and reimbursement	2.04	%(E)	2.05%	2.05%	2.06%	1.99%	2.03%
Expenses, net waiver and reimbursement (F)	1.84	%(E)	1.88%	1.85%	1.86%	1.79%	1.86%
Net investment income, before waiver and reimbursement	0.42	%(E)	0.72%	0.65%	0.30%	0.46%	0.56%
Net investment income, net waiver and reimbursement (F)	0.62	%(E)	0.89%	0.85%	0.50%	0.65%	0.73%
Portfolio turnover rate	20	%(D)	53%	30%	43%	40%	28%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fee.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

[61]

Timothy Fixed Income Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
Net asset value, beginning of period	$10.32		$9.74	$10.15	$10.41	$10.20	$10.36

Income (loss) from investment operations:
Net investment income (A)	0.08		0.19	0.18	0.16	0.17	0.18
Net realized and unrealized gain (loss) on investments	0.21		0.59	(0.39)	(0.23)	0.22	(0.05)

Total from investment operations	0.29		0.78	(0.21)	(0.07)	0.39	0.13

Less Distributions:
From net investment income	(0.10)		(0.20)	(0.20)	(0.19)	(0.18)	(0.27)
From net realized gains on investments	—		—	—	—	—	(0.02)

Total distributions	(0.10)		(0.20)	(0.20)	(0.19)	(0.18)	(0.29)

Net asset value, end of period	$10.51		$10.32	$9.74	$10.15	$10.41	$10.20

Total return (B)	2.80	%(C)	8.05%	(2.06)%	(0.64)%	3.91%	1.28%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$8,929		$8,095	$3,208	$2,134	$564	$483
Ratios to average net assets
Expenses, before waiver and reimbursement	1.04	%(D)	1.05%	1.05%	1.08%	0.96%	1.03%
Expenses, net waiver and reimbursement (E)	0.84	%(D)	0.88%	0.85%	0.88%	0.78%	0.87%
Net investment income, before waiver and reimbursement	1.42	%(D)	1.68%	1.66%	1.37%	1.45%	1.58%
Net investment income, net waiver and reimbursement (E)	1.62	%(D)	1.86%	1.86%	1.57%	1.63%	1.73%
Portfolio turnover rate	20	%(C)	53%	30%	43%	40%	28%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	For periods of less than one full year, total return and turnover are not annualized.
(D)	Annualized.
(E)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

[62]

Timothy High Yield Bond Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
Net asset value, beginning of period	$9.39		$9.02	$9.40	$9.11	$8.64	$9.49

Income (loss) from investment operations:
Net investment income (A)	0.21		0.39	0.34	0.34	0.36	0.40
Net realized and unrealized gain (loss) on investments	(1.42)		0.36	(0.36)	0.28	0.46	(0.85)

Total from investment operations	(1.21)		0.75	(0.02)	0.62	0.82	(0.45)

Less Distributions:
From net investment income	(0.20)		(0.38)	(0.36)	(0.33)	(0.35)	(0.40)

Total distributions	(0.20)		(0.38)	(0.36)	(0.33)	(0.35)	(0.40)

Net asset value, end of period	$7.98		$9.39	$9.02	$9.40	$9.11	$8.64

Total return (B)(C)	(13.10	)%(D)	8.50%	(0.17)%	6.94%	9.80%	(4.88)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$42,716		$39,777	$41,991	$52,950	$49,187	$36,279
Ratios to average net assets
Expenses, before waiver and reimbursement	1.28	%(E)	1.35%	1.44%	1.32%	1.29%	1.30%
Expenses, net waiver and reimbursement (F)	1.23	%(E)	1.31%	1.39%	1.27%	1.24%	1.25%
Net investment income, before waiver and reimbursement	4.43	%(E)	4.24%	3.67%	3.66%	4.03%	4.28%
Net investment income, net waiver and reimbursement (F)	4.48	%(E)	4.28%	3.72%	3.71%	4.08%	4.33%
Portfolio turnover rate	39	%(D)	75%	12%	45%	27%	39%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

[63]

Timothy High Yield Bond Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
Net asset value, beginning of period	$9.52		$9.14	$9.51	$9.22	$8.72	$9.57

Income (loss) from investment operations:
Net investment income (A)	0.18		0.32	0.28	0.28	0.30	0.33
Net realized and unrealized gain (loss) on investments	(1.45)		0.36	(0.36)	0.27	0.47	(0.86)

Total from investment operations	(1.27)		0.68	(0.08)	0.55	0.77	(0.53)

Less Distributions:
From net investment income	(0.15)		(0.30)	(0.29)	(0.26)	(0.27)	(0.32)

Total distributions	(0.15)		(0.30)	(0.29)	(0.26)	(0.27)	(0.32)

Net asset value, end of period	$8.10		$9.52	$9.14	$9.51	$9.22	$8.72

Total return (B)(C)	(13.43	)%(D)	7.63%	(0.85)%	6.04%	9.04%	(5.58)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$2,253		$2,660	$3,219	$3,539	$3,108	$2,714
Ratios to average net assets
Expenses, before waiver and reimbursement	2.03	%(E)	2.10%	2.19%	2.07%	2.03%	2.05%
Expenses, net waiver and reimbursement (F)	1.98	%(E)	2.06%	2.14%	2.02%	1.98%	2.00%
Net investment income, before waiver and reimbursement	3.67	%(E)	3.46%	2.92%	2.91%	3.30%	3.53%
Net investment income, net waiver and reimbursement (F)	3.72	%(E)	3.50%	2.97%	2.96%	3.35%	3.57%
Portfolio turnover rate	39	%(D)	75%	12%	45%	27%	39%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fee.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

[64]

Timothy High Yield Bond Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
Net asset value, beginning of period	$9.39		$9.02	$9.41	$9.12	$8.65	$9.50

Income (loss) from investment operations:
Net investment income (A)	0.22		0.42	0.36	0.37	0.39	0.43
Net realized and unrealized gain (loss) on investments	(1.42)		0.35	(0.36)	0.28	0.46	(0.86)

Total from investment operations	(1.20)		0.77	0.00	0.65	0.85	(0.43)

Less Distributions:
From net investment income	(0.21)		(0.40)	(0.39)	(0.36)	(0.38)	(0.42)

Total distributions	(0.21)		(0.40)	(0.39)	(0.36)	(0.38)	(0.42)

Net asset value, end of period	$7.98		$9.39	$9.02	$9.41	$9.12	$8.65

Total return (B)	(12.98	)%(C)	8.78%	0.00%	7.21%	10.12%	(4.62)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$21,163		$18,363	$11,578	$9,717	$1,560	$2,758
Ratios to average net assets
Expenses, before waiver and reimbursement	1.03	%(D)	1.10%	1.19%	1.06%	0.96%	1.06%
Expenses, net waiver and reimbursement (E)	0.98	%(D)	1.06%	1.14%	1.01%	0.92%	1.00%
Net investment income, before waiver and reimbursement	4.67	%(D)	4.52%	3.92%	3.89%	4.38%	4.55%
Net investment income, net waiver and reimbursement (E)	4.72	%(D)	4.56%	3.97%	3.94%	4.42%	4.58%
Portfolio turnover rate	39	%(C)	75%	12%	45%	27%	39%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	For periods of less than one full year, total return and turnover are not annualized.
(D)	Annualized.
(E)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

[65]

Timothy Israel Common Values Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
Net asset value, beginning of period	$17.84		$15.74	$14.91	$12.45	$11.10	$12.31

Income (loss) from investment operations:
Net investment income (loss)(A)	(0.04)		0.00 *	(0.04)	0.07	(0.09)	(0.10)
Net realized and unrealized gain (loss) on investments	(3.25)		2.20	1.07	2.58	1.44	(1.11)

Total from investment operations	(3.29)		2.20	1.03	2.65	1.35	(1.21)

Less Distributions:
From net investment income	(0.18)		—	(0.14)	(0.19)	—	—
From net realized gains on investments	—		(0.10)	—	—	—	—
Return of Capital	—		—	(0.06)	—	—	—

Total distributions	(0.18)		(0.10)	(0.20)	(0.19)	—	—

Net asset value, end of period	$14.37		$17.84	$15.74	$14.91	$12.45	$11.10

Total return (B)(C)	(18.68	)%(D)	14.12%	7.00%	21.62%	12.16%	(9.83)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$33,755		$49,123	$41,137	$34,958	$16,030	$11,756
Ratio of expenses to average net assets	1.75	%(E)	1.76%	1.84%	1.80%	1.96%	1.93%
Ratio of net investment income (loss) to average net assets	(0.46	)%(E)	0.02%	(0.27)%	0.54%	(0.82)%	(0.83)%
Portfolio turnover rate	7	%(D)	23%	9%	10%	38%	24%

*	Amount is less than $0.005 per share.
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

[66]

Timothy Israel Common Values Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
Net asset value, beginning of period	$16.97		$15.09	$14.33	$12.01	$10.78	$12.05

Income (loss) from investment operations:
Net investment loss (A)	(0.10)		(0.12)	(0.15)	(0.03)	(0.18)	(0.18)
Net realized and unrealized gain (loss) on investments	(3.11)		2.10	1.03	2.48	1.41	(1.09)

Total from investment operations	(3.21)		1.98	0.88	2.45	1.23	(1.27)

Less Distributions:
From net investment income	(0.06)		—	(0.07)	(0.13)	—	—
From net realized gains on investments	—		(0.10)	—	—	—	—
Return of Capital	—		—	(0.05)	—	—	—

Total distributions	(0.06)		(0.10)	(0.12)	(0.13)	—	—

Net asset value, end of period	$13.70		$16.97	$15.09	$14.33	$12.01	$10.78

Total return (B)(C)	(19.00	)%(D)	13.26%	6.20%	20.60%	11.41%	(10.54)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$7,939		$9,750	$9,220	$7,905	$4,144	$2,722
Ratio of expenses to average net assets	2.50	%(E)	2.51%	2.59%	2.56%	2.71%	2.68%
Ratio of net investment loss to average net assets	(1.20	)%(E)	(0.75)%	(1.01)%	(0.21)%	(1.57)%	(1.59)%
Portfolio turnover rate	7	%(D)	23%	9%	10%	38%	24%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

[67]

Timothy Israel Common Values Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
Net asset value, beginning of period	$17.97	$15.81	$14.97	$12.50	$11.11	$12.29

Income (loss) from investment operations:
Net investment income (loss) (A)	(0.02)	0.06	0.01	0.12	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments	(3.27)	2.20	1.06	(B)	2.57	(B)	1.47	(B)	(1.15	)(B)

Total from investment operations	(3.29)	2.26	1.07	2.69	1.39	(1.18)

Less Distributions:
From net investment income	(0.22)	—	(0.04)	(0.22)	—	—
From net realized gains on investments	—	(0.10)	—	—	—	—
Return of Capital	—	—	(0.19)	—	—	—

Total distributions	(0.22)	(0.10)	(0.23)	(0.22)	—	—

Net asset value, end of period	$14.46	$17.97	$15.81	$14.97	$12.50	$11.11

Total return (C)	(18.58	)%(D)	14.44%	7.22%	21.87%	12.51%	(9.60)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$19,584	$21,533	$10,084	$2,189	$520	$236
Ratio of expenses to average net assets	1.50	%(E)	1.51%	1.69%	1.56%	1.72%	1.68%
Ratio of net investment income (loss) to average net assets	(0.20	)%(E)	0.38%	0.05%	0.83%	(0.58)%	(0.58)%
Portfolio turnover rate	7	%(D)	23%	9%	10%	38%	24%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

[68]

Timothy Defensive Strategies Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
Net asset value, beginning of period	$11.69		$11.44	$11.37	$11.49	$10.54	$11.38

Income (loss) from investment operations:
Net investment income (A)	0.02		0.06	0.10	0.00 *	0.04	0.02
Net realized and unrealized gain (loss) on investments	(1.22)		0.48	(0.01)	(0.08)	0.91	(0.73)

Total from investment operations	(1.20)		0.54	0.09	(0.08)	0.95	(0.71)

Less Distributions:
From net investment income	(0.06)		(0.11)	(0.02)	(0.04)	—	(0.12)
From net realized gains on investments	(0.28)		(0.18)	—	—	—	(0.01)

Total distributions	(0.34)		(0.29)	(0.02)	(0.04)	—	(0.13)

Net asset value, end of period	$10.15		$11.69	$11.44	$11.37	$11.49	$10.54

Total return (B)(C)	(10.61	)%(D)	4.92%	0.75%	(0.72)%	9.01%	(6.30)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$27,337		$33,926	$40,573	$50,080	$68,706	$71,569
Ratios to average net assets
Expenses, before waiver and reimbursement	1.53	%(E)	1.45%	1.41%	1.44%	1.35%	1.26%
Expenses, net waiver and reimbursement (F)	1.48	%(E)	1.41%	1.36%	1.39%	1.30%	1.21%
Net investment income, before waiver and reimbursement	0.22	%(E)	0.52%	0.86%	(0.05)%	0.35%	0.11%
Net investment income, net waiver and reimbursement (F)	0.27	%(E)	0.56%	0.91%	0.00%	0.40%	0.16%
Portfolio turnover rate	37	%(D)	34%	35%	51%	58%	42%

*	Amount is less than $0.005 per share.
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

[69]

Timothy Defensive Strategies Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
Net asset value, beginning of period	$11.13	$10.90	$10.90	$11.07	$10.22	$11.04

Income (loss) from investment operations:
Net investment income (loss) (A)	(0.03)	(0.03)	0.02	(0.08)	(0.04)	(0.07)
Net realized and unrealized gain (loss) on investments	(1.15)	0.46	(0.02)	(0.09)	0.89	(B)	(0.71)

Total from investment operations	(1.18)	0.43	0.00	(0.17)	0.85	(0.78)

Less Distributions:
From net investment income	—	(0.02)	—	—	—	(0.03)
From net realized gains on investments	(0.28)	(0.18)	—	—	—	(0.01)

Total distributions	(0.28)	(0.20)	—	—	—	(0.04)

Net asset value, end of period	$9.67	$11.13	$10.90	$10.90	$11.07	$10.22

Total return (C)(D)	(10.90	)%(E)	4.06%	0.00%	(1.54)%	8.32%	(7.06)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$2,383	$3,110	$5,432	$6,683	$9,630	$14,671
Ratios to average net assets
Expenses, before waiver and reimbursement	2.28	%(F)	2.20%	2.16%	2.21%	2.07%	2.01%
Expenses, net waiver and reimbursement (G)	2.23	%(F)	2.16%	2.11%	2.16%	2.02%	1.96%
Net investment income (loss), before waiver and reimbursement	(0.54	)%(F)	(0.31)%	0.09%	(0.79)%	(0.46)%	(0.67)%
Net investment income (loss), net waiver and reimbursement (G)	(0.49	)%(F)	(0.27)%	0.14%	(0.74)%	(0.41)%	(0.62)%
Portfolio turnover rate	37	%(E)	34%	35%	51%	58%	42%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(C)	Total return calculation does not reflect redemption fee. Total return represents aggregate total return based on Net Asset Value.
(D)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.
(G)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

[70]

Timothy Defensive Strategies Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
Net asset value, beginning of period	$11.69		$11.45	$11.38	$11.51	$10.52	$11.36

Income (loss) from investment operations:
Net investment income (A)	0.03		0.09	0.14	0.06	0.09	0.05
Net realized and unrealized gain (loss) on investments	(1.22)		0.47	(0.02)	(0.12)	0.90	(0.73)

Total from investment operations	(1.19)		0.56	0.12	(0.06)	0.99	(0.68)

Less Distributions:
From net investment income	(0.09)		(0.14)	(0.05)	(0.07)	—	(0.15)
From net realized gains on investments	(0.28)		(0.18)	—	—	—	(0.01)

Total distributions	(0.37)		(0.32)	(0.05)	(0.07)	—	(0.16)

Net asset value, end of period	$10.13		$11.69	$11.45	$11.38	$11.51	$10.52

Total return (B)(C)	(10.53	)%(D)	5.17%	1.04%	(0.54)%	9.41%	(6.09)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$4,696		$3,692	$3,071	$2,661	$398	$163
Ratios to average net assets
Expenses, before waiver and reimbursement	1.28	%(E)	1.20%	1.16%	1.14%	1.18%	1.01%
Expenses, net waiver and reimbursement (F)	1.23	%(E)	1.16%	1.11%	1.09%	1.12%	0.96%
Net investment income, before waiver and reimbursement	0.55	%(E)	0.78%	1.14%	0.44%	0.73%	0.42%
Net investment income, net waiver and reimbursement (F)	0.60	%(E)	0.82%	1.19%	0.49%	0.79%	0.47%
Portfolio turnover rate	37	%(D)	34%	35%	51%	58%	42%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return represents aggregate total return based on Net Asset Value.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

[71]

Timothy Strategic Growth Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
Net asset value, beginning of period	$9.64		$9.70	$9.48	$8.73	$8.42	$8.90

Income (loss) from investment operations:
Net investment income (loss) (A)	0.03		0.01	0.00 *	(0.04)	(0.03)	0.03
Net realized and unrealized gain (loss) on investments	(1.30)		(0.04)	0.22	0.79	0.37	(0.40)

Total from investment operations	(1.27)		(0.03)	0.22	0.75	0.34	(0.37)

Less Distributions:
From net investment income	—		—	—	—	(0.03)	(0.11)
From net realized gains on investments	(0.36)		(0.03)	—	—	—	—

Total distributions	(0.36)		(0.03)	—	—	(0.03)	(0.11)

Net asset value, end of period	$8.01		$9.64	$9.70	$9.48	$8.73	$8.42

Total return (B)(C)	(13.79	)%(D)	(0.26)%	2.32%	8.59%	4.03%	(4.16)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$27,605		$32,318	$32,078	$32,767	$32,800	$33,071
Ratio of expenses to average net assets (E)	1.12	%(F)	1.12%	1.10%	1.07%	1.05%	1.08%
Ratio of net investment income (loss), to average net assets (E)(G)	0.55	%(F)	0.16%	0.00%	(0.45)%	(0.38)%	0.37%
Portfolio turnover rate	41	%(D)	50%	8%	36%	37%	24%

*	Amount is less than $0.005 per share.
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Annualized.
(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

[72]

Timothy Strategic Growth Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
Net asset value, beginning of period	$8.58		$8.70	$8.57	$7.95	$7.70	$8.15

Income (loss) from investment operations:
Net investment income (loss) (A)	(0.01)		0.03	(0.06)	(0.10)	(0.08)	(0.02)
Net realized and unrealized gain (loss) on investments	(1.14)		(0.12)	0.19	0.72	0.33	(0.38)

Total from investment operations	(1.15)		(0.09)	0.13	0.62	0.25	(0.40)

Less Distributions:
From net investment income	—		—	—	—	—	(0.05)
From net realized gains on investments	(0.36)		(0.03)	—	—	—	—

Total distributions	(0.36)		(0.03)	—	—	—	(0.05)

Net asset value, end of period	$7.07		$8.58	$8.70	$8.57	$7.95	$7.70

Total return (B)(C)	(14.10	)%(D)	(0.99)%	1.52%	7.80%	3.25%	(4.89)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$2,497		$3,247	$6,313	$6,966	$7,380	$7,713
Ratio of expenses to average net assets (E)	1.87	%(F)	1.87%	1.85%	1.82%	1.80%	1.84%
Ratio of net investment income (loss), to average net assets (E)(G)	(0.19	)%(F)	0.35%	(0.70)%	(1.18)%	(1.09)%	(0.29)%
Portfolio turnover rate	41	%(D)	50%	8%	36%	37%	24%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Annualized.
(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

[73]

Timothy Conservative Growth Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
Net asset value, beginning of period	$10.66		$10.75	$10.67	$10.06	$10.32	$11.01

Income (loss) from investment operations:
Net investment income (loss) (A)	0.03		0.05	0.02	(0.02)	(0.03)	0.06
Net realized and unrealized gain (loss) on investments	(1.00)		0.10	0.09	0.63	0.43	(0.32)

Total from investment operations	(0.97)		0.15	0.11	0.61	0.40	(0.26)

Less Distributions:
From net investment income	—		—	—	—	(0.05)	(0.10)
From net realized gains on investments	(0.39)		(0.24)	(0.03)	—	(0.61)	(0.33)

Total distributions	(0.39)		(0.24)	(0.03)	—	(0.66)	(0.43)

Net asset value, end of period	$9.30		$10.66	$10.75	$10.67	$10.06	$10.32

Total return (B)(C)	(9.57	)%(D)	1.61%	1.06%	6.06%	4.22%	(2.47)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$35,235		$40,590	$42,040	$45,110	$44,437	$44,706
Ratio of expenses to average net assets (E)	1.09	%(F)	1.08%	1.08%	1.04%	1.02%	1.07%
Ratio of net investment income (loss) to average net assets (E)(G)	0.64	%(F)	0.44%	0.14%	(0.20)%	(0.27)%	0.53%
Portfolio turnover rate	30	%(D)	42%	7%	27%	27%	25%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Annualized.
(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

[74]

Timothy Conservative Growth Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
Net asset value, beginning of period	$9.59	$9.76	$9.76	$9.27	$9.58	$10.22

Income (loss) from investment operations:
Net investment income (loss) (A)	(0.00	)*	0.01	(0.06)	(0.09)	(0.09)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.91)	0.06	0.09	(B)	0.58	(B)	0.39	(B)	(0.30	)(B)

Total from investment operations	(0.91)	0.07	0.03	0.49	0.30	(0.31)

Less Distributions:
From net realized gains on investments	(0.39)	(0.24)	(0.03)	—	(0.61)	(0.33)

Total distributions	(0.39)	(0.24)	(0.03)	—	(0.61)	(0.33)

Net asset value, end of period	$8.29	$9.59	$9.76	$9.76	$9.27	$9.58

Total return (C)(D)	(10.01	)%(E)	0.94%	0.34%	5.29%	3.39%	(3.19)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$4,713	$5,504	$9,218	$9,981	$10,697	$11,135
Ratio of expenses to average net assets (F)	1.84	%(G)	1.83%	1.83%	1.79%	1.77%	1.82%
Ratio of net investment income (loss), to average net assets (F)(H)	(0.11	)%(G)	0.14%	(0.63)%	(0.96)%	(1.01)%	(0.14)%
Portfolio turnover rate	30	% (E)	42%	7%	27%	27%	25%

*	Amount is less than $0.005 per share.
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(C)	Total return calculation does not reflect redemption fees. Total return represents aggregate total return based on Net Asset Value.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(G)	Annualized.
(H)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

[75]

Timothy Growth & Income Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
Net asset value, beginning of period	$10.60		$10.87	$11.28	$10.76	$10.53	$10.95

Income (loss) from investment operations:
Net investment income (A)	0.04		0.04	0.01	0.01	0.03	0.01
Net realized and unrealized gain (loss) on investments	(1.50)		(0.07)	(0.14)	0.52	0.22	(0.42)

Total from investment operations	(1.46)		(0.03)	(0.13)	0.53	0.25	(0.41)

Less Distributions:
From net investment income	(0.05)		(0.05)	(0.01)	(0.01)	(0.02)	(0.01)
From net realized gains on investments	—		(0.19)	(0.27)	—	—	—
Return of Capital	—		(0.00)*	—	—	—	—

Total distributions	(0.05)		(0.24)	(0.28)	(0.01)	(0.02)	(0.01)

Net asset value, end of period	$9.09		$10.60	$10.87	$11.28	$10.76	$10.53

Total return (B)(C)	(13.75	)%(D)	(0.10)%	(1.22)%	4.91%	2.36%	(3.75)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$11,798		$14,500	$27,716	$30,426	$36,486	$26,378
Ratios to average net assets
Expenses, before waiver and reimbursement	1.91	%(E)	1.69%	1.70%	1.59%	1.59%	1.56%
Expenses, net waiver and reimbursement (F)	1.56	%(E)	1.65%	1.65%	1.54%	1.54%	1.51%
Net investment income (loss), before waiver and reimbursement	0.46	%(E)	0.37%	0.08%	0.03%	0.20%	0.08%
Net investment income (loss), net waiver and reimbursement (F)	0.81	%(E)	0.42%	0.13%	0.08%	0.25%	0.13%
Portfolio turnover rate	21	%(D)	167%	56%	118%	45%	75%

*	Amount is less than $0.005 per share
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

[76]

Timothy Growth & Income Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
Net asset value, beginning of period	$10.21	$10.51	$10.99	$10.55	$10.39	$10.87

Income (loss) from investment operations:
Net investment income (loss) (A)	0.00	*	(0.03)	(0.07)	(0.07)	(0.06)	(0.06)
Net realized and unrealized gain (loss) on investments	(1.43)	(0.07)	(0.14)	0.51	0.22	(B)	(0.42)

Total from investment operations	(1.43)	(0.10)	(0.21)	0.44	0.16	(0.48)

Less Distributions:
From net investment income	(0.02)	(0.01)	—	—	—	—
From net realized gains on investments	—	(0.19)	(0.27)	—	—	—
Return of Capital	—	(0.00	)*	—	—	—	—

Total distributions	(0.02)	(0.20)	(0.27)	—	—	—

Net asset value, end of period	$8.76	$10.21	$10.51	$10.99	$10.55	$10.39

Total return (C)(D)	(14.05	)%(E)	(0.82)%	(1.97)%	4.17%	1.54%	(4.42)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$2,004	$2,388	$3,176	$3,006	$3,028	$3,330
Ratios to average net assets
Expenses, before waiver and reimbursement	2.66	%(F)	2.44%	2.45%	2.34%	2.32%	2.30%
Expenses, net waiver and reimbursement (G)	2.31	%(F)	2.40%	2.40%	2.29%	2.28%	2.25%
Net investment income (loss), before waiver and reimbursement	(0.28	%)(F)	(0.34%)	(0.67%)	(0.73%)	(0.61%)	(0.60%)
Net investment income (loss), net waiver and reimbursement (G)	0.07	%(F)	(0.29%)	(0.62%)	(0.68%)	(0.56%)	(0.55%)
Portfolio turnover rate	21	%(E)	167%	56%	118%	45%	75%

*	Amount is less than $0.005 per share
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(C)	Total return calculation does not reflect redemption fee.
(D)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.
(G)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

[77]

Timothy Growth & Income Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
Net asset value, beginning of period	$10.67		$10.94	$11.34	$10.81	$10.56	$10.96

Income (loss) from investment operations:
Net investment income (A)	0.06		0.08	0.04	0.03	0.05	0.04
Net realized and unrealized gain (loss) on investments	(1.50)		(0.09)	(0.15)	0.53	0.23	(0.42)

Total from investment operations	(1.44)		(0.01)	(0.11)	0.56	0.28	(0.38)

Less Distributions:
From net investment income	(0.07)		(0.07)	(0.02)	(0.03)	(0.03)	(0.02)
From net realized gains on investments	—		(0.19)	(0.27)	—	—	—
Return of Capital	—		(0.00)*	—	—	—	—

Total distributions	(0.07)		(0.26)	(0.29)	(0.03)	(0.03)	(0.02)

Net asset value, end of period	$9.16		$10.67	$10.94	$11.34	$10.81	$10.56

Total return (B)(C)	(13.53	)%(D)	0.11%	(0.96)%	5.19%	2.61%	(3.50)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$2,040		$3,182	$3,012	$2,197	$1,593	$1,573
Ratios to average net assets
Expenses, before waiver and reimbursement	1.66	%(E)	1.44%	1.45%	1.34%	1.32%	1.31%
Expenses, net waiver and reimbursement (F)	1.31	%(E)	1.40%	1.40%	1.29%	1.28%	1.26%
Net investment income, before waiver and reimbursement	0.81	%(E)	0.70%	0.33%	0.27%	0.41%	0.32%
Net investment income, net waiver and reimbursement (F)	1.16	%(E)	0.75%	0.38%	0.32%	0.46%	0.38%
Portfolio turnover rate	21	%(D)	167%	56%	118%	45%	75%

*	Amount is less than $0.005 per share
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return represents aggregate total return based on Net Asset Value.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

[78]

Notes to Financial Statements

March 31, 2020 (Unaudited)

Timothy Plan Family of Funds

Note 1 | Significant Accounting Policies

The Timothy Plan (the “Trust”) is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of March 31, 2020, the Trust consisted of fourteen series. These financial statements include the following twelve series: Timothy Plan Aggressive Growth Fund, Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan Israel Common Values Fund, Timothy Plan Defensive Strategies Fund, Timothy Plan Strategic Growth Fund, Timothy Plan Conservative Growth Fund and Timothy Plan Growth & Income Fund (the “Funds”). The Funds are diversified funds except for the Timothy Plan Defensive Strategy Fund which is a non-diversified fund.

The Timothy Plan Aggressive Growth Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks without regard to market capitalizations and investing in the securities of a limited number of companies which the Fund’s Advisor believes show a high probability for superior growth.

The Timothy Plan International Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in the common stock and similar securities of foreign companies through the purchase of American Depositary Receipts (“ADRs”) without regard to market capitalization, investing its assets in the ADRs of companies which the Fund’s Advisor believes show a high probability for superior growth, and allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Timothy Plan Large/Mid Cap Growth Fund’s investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks with market capitalizations in excess of $2 billion.

The Timothy Plan Small Cap Value Fund’s primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund’s total assets in U.S. stocks with market capitalizations that fall within the range of companies included in the Russell 2000 Index.

The Timothy Plan Large/Mid Cap Value Fund’s investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks. The Fund will invest at least 80% of its assets in the common stock of companies whose total market capitalization generally exceeds $2 billion.

The Timothy Plan Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities.

The Timothy Plan High Yield Bond Fund’s investment objective is to generate a high level of current income. To achieve its investment objective, the Fund normally invests in a diversified portfolio of high yield fixed income securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will generally purchase securities that are not investment-grade, meaning securities with a rating of “BBB” or lower as rated by Standard and Poor’s or a comparable rating by another nationally recognized rating agency. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

[79]

Notes to Financial Statements

March 31, 2020 (Unaudited) (Continued)

Timothy Plan Family of Funds

The Timothy Plan Israel Common Values Fund seeks to provide long-term growth of capital. This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in Israel through the purchase of American Depositary Receipts (ADRs) and direct investments in such companies on foreign stock exchanges, without regard to market capitalizations.

The Timothy Plan Defensive Strategies Fund’s investment objective is the protection of principal through aggressive, proactive reactions to prevailing economic conditions. To achieve its investment objective, the Fund normally invests in Real Estate Investment Trusts (“REITs”), commodities based Exchange-Traded Funds (“ETFs”), Treasury Inflation Protected Securities (“TIPS”), and currently holds gold bullion.

The Timothy Plan Strategic Growth Fund seeks to generate medium to high levels of long-term capital growth. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 0-10% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 0-20% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 0-20% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 5-15% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 0-20% of its net assets in the Timothy Plan International Fund; approximately 0-10% of its net assets in the Timothy Plan Aggressive Growth Fund; approximately 5-30% of its net assets in the Timothy Plan Defensive Strategies Fund; approximately 0-10% of its net assets in the Timothy Plan Israel Common Values Fund; approximately 0-20% of its net assets in the Timothy Fixed Income Fund; approximately 0-40% of its net assets in the Timothy Plan U.S. Large Cap Core ETF; approximately 0-20% of its net assets in the Timothy Plan High Dividend Stock ETF; approximately 0-30% of its net assets in the Timothy Plan International ETF; and approximately 0-20% of its net assets in the Timothy Plan Small Cap Core ETF.

The Timothy Plan Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 0-10% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 0-15% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 0-15% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 0-5% of its net assets in the Timothy Plan Aggressive Growth Fund; approximately 5-15% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 0-20% of its net assets in the Timothy Plan International Fund; approximately 20%-40% of its net assets in the Timothy Plan Fixed Income Fund; approximately 5-30% of its net assets in the Timothy Plan Defensive Strategies Fund; approximately 0-10% of its net assets in the Timothy Plan Israel Common Values Fund; approximately 0-30% of its net assets in the Timothy Plan U.S. Large Cap Core ETF; approximately 0-25% of its net assets in the Timothy Plan High Dividend Stock ETF; approximately 0-25% of its net assets in the Timothy Plan International ETF; and approximately 0-15% of its net assets in the Timothy Plan Small Cap Core ETF.

The Timothy Plan Growth & Income Fund commenced operations on October 1, 2013. The Fund’s investment objective is to provide total return through a combination of growth and income and preservation of capital in declining markets. To achieve its goals, the Fund primarily invests in equity securities of foreign and domestic companies that the Advisor believes are undervalued, and in fixed income securities. The Fund will normally hold both equity securities and fixed income securities, with at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Funds are an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

A.	SECURITY VALUATION AND FAIR VALUE MEASUREMENTS

All investments in securities are recorded at their estimated fair value as described in Note 2.

[80]

Notes to Financial Statements

March 31, 2020 (Unaudited) (Continued)

Timothy Plan Family of Funds

B.	INVESTMENT INCOME AND SECURITIES TRANSACTIONS

Security transactions are accounted for on the date the securities are purchased or sold (trade date). The costing method for the Timothy Plan Funds is specific identification. Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis. The Timothy Plan Aggressive Growth Fund, Large/Mid Cap Value Fund, Israel Common Values Fund, Small Cap Value Fund, Defensive Strategies Fund and Growth & Income Fund have made certain investments in REITs. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITS are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the calendar year. Estimates are based on the most recent REIT distribution information available. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

C.	FOREIGN TAXES

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

D.	FOREIGN CURRENCY

Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E.	GOLD RISK FACTORS

There is a risk that some or all of the Trust’s gold bars held by the custodian or any sub-custodian on behalf of the Trust could be lost, damaged or stolen. Access to the Trust’s gold bars could be restricted by natural events (such as an earthquake) or human actions (such as a terrorist attack). Any of these events may adversely affect the operations of the Trust and, consequently, an investment in the fund shares.

Several factors may affect the price of gold, including but not limited to:

•	Global or regional political, economic or financial events and situations;
•	Investors’ expectations with respect to the rate of inflation;
•	Currency exchange rates;
•	Interest rates; and
•	Investment and trading activities of hedge funds and commodity funds.

[81]

Notes to Financial Statements

March 31, 2020 (Unaudited) (Continued)

Timothy Plan Family of Funds

F.	NET ASSET VALUE PER SHARE

The Net Asset Value (“NAV”) per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. The NAV is calculated separately for each class of each Fund in the Trust. The net asset value of the classes may differ because of different fees and expenses charged to each class.

G.	EXPENSES

Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board of Trustees (the “Board”).

H.	CLASSES

There are three classes of shares currently offered by all Funds in the Trust, except Strategic Growth Fund and Conservative Growth Fund: Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class C shares are offered with a contingent deferred sales charge (“CDSC”) that ends after the first year and ongoing service and distribution fees; Class I shares, which commenced operations on August 1, 2013, are offered without any sales charges or ongoing service distribution fees.

Class specific expenses are borne by each specific class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

I.	USE OF ESTIMATES

In the preparation of financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the year ended. Actual results could differ from those estimates.

J.	FEDERAL INCOME TAXES

It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income or gains. Therefore, no federal income tax or excise provision is required.

As of March 31, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended March 31, 2020, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially within the next twelve months.

K.	INDEMNIFICATION

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

L.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period

[82]

Notes to Financial Statements

March 31, 2020 (Unaudited) (Continued)

Timothy Plan Family of Funds

from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or Net Asset Values (NAVs) per share of the Funds.

Permanent book and tax differences, primarily attributable to the book/tax treatment of net operating losses, the expiration of capital loss carry forwards, adjustments for equalization debits, and the reclassification of Fund distributions resulted in reclassifications for the Funds for the fiscal year ended September 30, 2019 as follows:

Fund	Paid In Capital	Accumulated Earnings (Losses)
Aggressive Growth Fund	$(348,559)	$348,559

International Fund	(844,129)	844,129

Large/Mid Cap Growth Fund	(272,390)	272,390

Small Cap Value Fund	-	-

Large/Mid Cap Value Fund	-	-

Fixed Income Fund	-	-

High Yield Bond Fund	-	-

Israel Common Values Fund	190,665	(190,665)

Defensive Strategies Fund	3,503	(3,503)

Strategic Growth Fund	-	-

Conservative Growth Fund	330	(330)

Growth & Income Fund	-	-

M.	SUB-CUSTODIAN

Effective May 22, 2015, the Timothy Plan Family of Funds entered into a precious metals storage agreement with Brink’s Global Services U.S.A., Inc. to maintain the custody of the gold held in the Timothy Plan Defensive Strategies Fund.

Note 2 |Security Valuation and Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

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Timothy Plan Family of Funds

VALUATION	OF FUND OF FUNDS

A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the Board of Trustees of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

EXCHANGE	TRADED FUNDS

The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively traded or represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Each ETF is subject to specific risks, depending on the nature of the ETF. Additionally, ETFs have fees and expenses that reduce their value.

OPTIONS TRANSACTIONS – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Call options are purchased to hedge against an increase in the value of securities held in a Funds’ portfolio. If such an increase occurs, the call options will permit the Fund to purchase the securities underlying such options at the exercise price, not at the current market price. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

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Timothy Plan Family of Funds

There were no options held at March 31, 2020, and there were no options transactions for the six months ended March 31, 2020.

The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

•Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

•Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, ADRs, REITs, LPs, LLCs, PLCs, GDRs and NVDRs are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. Securities including ETFs, that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Equity securities traded on inactive markets or valued by reference to similar instruments are categorized as a Level 2. When market quotations are not readily available, when the Advisor or Sub-Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review by the Board of Trustees (“Board”). These securities will generally be categorized as Level 3 securities. Foreign investments are not fair valued using fair value triggers.

Investments in alternative investments, such as gold bars, are valued at the spot rate at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, government mortgage-backed securities, U.S. government notes and bonds, U.S. government agency securities and treasury inflation protected securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor or Sub-Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

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Timothy Plan Family of Funds

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Board has delegated to the Advisor and/or Sub-Advisors responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor or Sub-Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the Advisor and Sub-Advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2020:

Aggressive Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$18,966,962	$-	$-	$18,966,962
REITs	949,446	-	-	949,446
Money Market Fund	1,926,263	-	-	1,926,263
Total	$21,842,671	$-	$-	$21,842,671

International Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$65,849,884	$-	$-	$65,849,884
Money Market Fund	3,293,539	-	-	3,293,539
Total	$69,143,423	$-	$-	$69,143,423

Large/Mid Cap Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$47,766,581	$-	$-	$47,766,581
Exchange Traded Fund	14,925,600	-	-	14,925,600
Money Market Fund	4,864,732	-	-	4,864,732
Total	$67,556,913	$-	$-	$67,556,913

Small Cap Value Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$74,237,363	$-	$-	$74,237,363
Exchange Traded Fund	9,950,596	-	-	9,950,596
REITs	7,286,986	-	-	7,286,986
Money Market Fund	4,176,924	-	-	4,176,924
Total	$95,651,869	$-	$-	$95,651,869

Large/Mid Cap Value Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$109,375,360	$-	$-	$109,375,360
Exchange Traded Funds	36,625,200	-	-	36,625,200
REITs	6,856,221	-	-	6,856,221
Money Market Fund	8,110,939	-	-	8,110,939
Total	$160,967,720	$-	$-	$160,967,720

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Timothy Plan Family of Funds

Fixed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$26,161,302	$-	$26,161,302
Government Mortgage-Backed Securities	-	25,819,451	-	25,819,451
Government Notes & Bonds	-	42,348,659	-	42,348,659
Money Market Fund	2,835,972	-	-	2,835,972
Total	$2,835,972	$94,329,412	$-	$97,165,384

High Yield Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$60,871,121	$-	$60,871,121
Convertible Bond	-	437,522	-	437,522
Money Market Fund	3,414,278	-	-	3,414,278
Total	$3,414,278	$61,308,643	$-	$64,722,921

Israel Common Values Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$57,745,073	$-	$-	$57,745,073
REITs	1,263,718	-	-	1,263,718
Money Market Fund	2,119,347	-	-	2,119,347
Total	$61,128,138	$-	$-	$61,128,138

Defensive Strategies Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$7,188,731	$-	$-	$7,188,731
REITs	5,722,829	-	-	5,722,829
Treasury Inflation Protected Securities (TIPS)	-	9,543,219	-	9,543,219
Alternative Investments	9,689,408	-	-	9,689,408
Money Market Fund	2,207,649	-	-	2,207,649
Total	$24,808,617	$9,543,219	$-	$34,351,836

Strategic Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$17,370,018	$-	$-	$17,370,018
Mutual Funds	11,368,159	-	-	11,368,159
Money Market Fund	1,392,991	-	-	1,392,991
Total	$30,131,168	$-	$-	$30,131,168

Conservative Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$16,720,146	$-	$-	$16,720,146
Mutual Funds	21,560,019	-	-	21,560,019
Money Market Fund	1,706,198	-	-	1,706,198
Total	$39,986,363	$-	$-	$39,986,363

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Timothy Plan Family of Funds

Growth & Income Fund

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$3,202,606	$-	$3,202,606
Government Mortgage-Backed Securities	-	2,180,698	-	2,180,698
Government Notes, Bonds & Agencies	-	2,555,299	-	2,555,299
Exchange Traded Fund	7,555,680	-	-	7,555,680
Money Market Fund	338,388	-	-	338,388
Total	$7,894,068	$7,938,603	$-	$15,832,671

Refer to the Schedules of Investments for industry classifications.

The Funds did not hold any Level 3 securities during the period presented.

Note 3 | Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended March 31, 2020:

	Purchases		Sales
Fund	U.S. Gov’t Obligations	Other	U.S. Gov’t Obligations	Other
Aggressive Growth	$-	$14,465,608	$-	$16,355,736
International	-	9,158,241	-	19,101,586
Large/Mid Cap Growth*	-	6,596,466	-	15,850,009
Small Cap Value*	-	56,588,262	-	68,812,008
Large/Mid Cap Value*	-	29,979,060	-	44,306,489
Fixed Income	19,294,747	-	23,225,166	2,655,495
High Yield Bond	-	40,425,730	-	25,243,380
Israel Common Values	-	5,096,782	-	8,163,701
Defensive Strategies	-	13,277,001	-	13,847,041
Strategic Growth*	-	13,642,978	-	14,546,850
Conservative Growth*	-	12,944,273	-	13,916,759
Growth & Income*	4,133,359	-	3,987,250	1,752,441

*	The security transactions are inclusive of purchases and sales of affiliated funds.

Note 4 | Investment Advisory Agreement and Transactions with Service Providers

Timothy Partners, Ltd., (“TPL”) is the investment advisor for the Funds pursuant to an investment advisory agreement (the “Agreement”) that was renewed by the Board on February 14, 2020. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. Under the terms of the Agreement, as amended, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Timothy Plan International Fund and Timothy Plan Israel Common Values Fund; 0.85% of the average daily net assets of the Timothy Plan Aggressive Growth, the Timothy Plan Small Cap Value, the Timothy Plan Large/Mid Cap Growth, the Timothy Plan Growth & Income and the Timothy Plan Large/Mid Cap Value Funds; 0.60% of the average daily net assets of the Timothy Plan Fixed Income, the Timothy Plan High Yield Bond, and the Timothy Plan Defensive Strategies Funds; and 0.65% of the average daily net assets of the Timothy Plan Conservative Growth and the Timothy Plan Strategic Growth Funds. TPL has voluntarily agreed to reduce the fee it receives from the International Fund to 0.95%; from the Large/Mid Cap Growth Fund to 0.80%; from the Small

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Timothy Plan Family of Funds

Cap Value Fund, the Aggressive Growth Fund and the Large/Mid Cap Value Fund to 0.75%; from the High Yield Bond Fund and the Defensive Strategies Fund to 0.55%; from the Growth & Income Fund to 0.50%; and from the Fixed Income Fund to 0.40%. Such voluntary fee reductions/reimbursements may be authorized by TPL at any time, but such action shall not obligate TPL to waive any fees in the near future. Such voluntary fee reductions/reimbursements are not subject to future recoupment. An officer and trustees of the Funds is also an officer and owner of the Advisor.

For the six months ended March 31, 2020, TPL waived advisory fees for the Funds as follows:

Fund	Six Months Ended March 31, 2020
Aggressive Growth Fund	$12,476

International Fund	21,090

Large/Mid Cap Growth Fund	22,228

Small Cap Value Fund	69,393

Large/Mid Cap Value Fund	103,169

Fixed Income Fund	102,199

High Yield Bond Fund	17,215

Defensive Strategies Fund	9,829

Growth & Income Fund	34,667

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Fees are billed monthly as follows:

Fund Accounting and Fund Administration Fees:

Fund Complex Base annual fee:

25 basis points (0.25%) on the first $200 million of net assets

15 basis points (0.15%) on the next $200 million of net assets;

8 basis points (0.08%) on the next $600 million of net assets; and

6 basis points (0.06%) on net assets greater than $1 billion.

Transfer agency fees for the Funds are combined with the Fund Accounting and Fund Administration fees under the Trust’s agreement with GFS. Therefore, there is no separate base annual fee per Fund or share class.

The Timothy Plan Aggressive Growth, Timothy Plan International, Timothy Plan Large/Mid Cap Growth, Timothy Plan Small Cap Value, Timothy Plan Large/Mid Cap Value, Timothy Plan Fixed Income, Timothy Plan High Yield Bond, Timothy Plan Defensive Strategies, Timothy Plan Israel Common Values and Timothy Plan Growth & Income Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares. Class I shares are not subject to the shareholder services plan.

The Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Class A shares of the Funds do not impose a service fee. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 0.75%, payable monthly to outside broker/dealers, of the average daily net assets attributable to such class of shares.

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Timothy Plan Family of Funds

For the six months ended March 31, 2020, the Funds paid TPL under the terms of the Plans as follows:

Fund	12b-1 Fees
Six Months Ended March 31, 2020
Aggressive Growth	$38,768
International	82,209
Large/Mid Cap Growth	122,061
Small Cap Value	158,622
Large/Mid Cap Value	255,393
Fixed Income	150,736
High Yield Bond	67,520
Israel Common Values	105,653
Defensive Strategies	55,089
Strategic Growth	12,005
Conservative Growth	20,317
Growth & Income	29,541

TPL also serves as the principal underwriter of the Funds’ shares. An officer and trustees of the Funds are also officers of the principal underwriter. For the six months ended March 31, 2020, TPL received sales charges deducted from the proceeds of sales of Class A capital shares and CDSC fees deducted from the redemption of Class C capital shares as follows:

Fund	Sales Charges (Class A)	CDSC Fees (Class C)
Aggressive Growth	$4,112	$138
International	7,075	192
Large/Mid Cap Growth	15,758	345
Small Cap Value	15,338	639
Large/Mid Cap Value	23,914	639
Fixed Income	10,627	5,705
High Yield Bond	10,483	55
Israel Common Values	17,831	996
Defensive Strategies	4,793	190
Strategic Growth	5,527	37
Conservative Growth	7,814	137
Growth & Income	6,732	39

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC (“GFS”) and its affiliated companies including Blu Giant, LLC (“Blu Giant”) (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Note 5 | Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates the presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. At March 31, 2020, there were no shareholders with ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund.

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Timothy Plan Family of Funds

Certain Timothy Plan Funds own shares of other Timothy Plan Funds. U.S. Bank, N.A., custodian of the Timothy Plan Funds, holds these shares in omnibus accounts, some of which are controlled by National Financial Services, Inc. The following shows the percentage of each Timothy Plan Fund that is held by U.S. Bank, N.A., as custodian of the Timothy Plan Funds. These accounts can be considered affiliated to the Timothy Plan.

Fund - Class A	% of Fund Owned by Other Timothy Plan Funds
International	13.09%
Fixed Income	34.77%
High Yield Bond	11.37%
Defensive Strategies	22.84%

Note 6 | Underlying Investment in Other Investment Companies

The Conservative Growth Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Timothy Plan Fixed Income Fund (the “Security”). The Fund may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security’s N-CSRs available at www.sec.gov. As of March 31, 2020, 37.8% of the Conservative Growth Fund’s net assets were invested in the Timothy Plan Fixed Income Fund.

The Growth & Income Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Timothy Plan High Dividend Stock ETF (the “ETF”). The Fund may redeem its investments from the ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the ETF. The annual report of the ETF, along with the report of the independent registered public accounting firm is included in the Security’s N-CSRs available at www.sec.gov. As of March 31, 2020, 47.7% of the Growth & Income Fund’s net assets were invested in the Timothy Plan High Dividend Stock ETF.

Note 7 | Investments in Affiliated Companies

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor.

The Timothy Plan Large/Mid Cap Growth Fund, Small Cap Value Fund, Large/Mid Cap Value Fund, Strategic Growth Fund, Conservative Growth Fund and Growth & Income Fund had the following transactions during the six months ended March 31, 2020, with affiliates:

Large/Mid Cap Growth	Six Months Ended March 31, 2020
Fund	Balance September 30, 2019	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2020
Timothy Plan U.S. Large Cap Core ETF	$18,399,168	$-	$-	$87,861	$-	$(3,473,568)	$14,925,600

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Small Cap Value	Six Months Ended March 31, 2020
Fund	Balance September 30, 2019	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2020
Timothy Plan U.S. Small Cap Core ETF	$-	$14,834,080	$-	$30,134	$-	$(4,883,484)	$9,950,596

Large/Mid Cap Value	Six Months Ended March 31, 2020
Fund	Balance September 30, 2019	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2020
Timothy Plan High Dividend Stock ETF	$23,493,856	$-	$-	$281,526	$-	$(5,940,256)	$17,553,600
Timothy Plan U.S. Large Cap Core ETF	23,510,048	-	-	112,267	-	(4,438,448)	19,071,600
Total	$47,003,904			$393,793	$-	$(10,378,704)	$36,625,200

Strategic Growth	Six Months Ended March 31, 2020
Fund	Balance September 30, 2019	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares*	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2020
Aggressive Growth	$1,041,884	$2,547	$1,138,573	$-	$122,729	$(28,587)	$-
International	6,871,920	169,809	4,682,114	20,149	376,162	(542,523)	2,193,254
Small Cap Value	1,437,598	-	1,493,123	-	(32,472)	87,997	-
Fixed Income	6,915,517	398,886	1,880,682	52,534	79,056	68,779	5,581,556
High Yield Bond	1,954,418	62,321	235,248	39,039	(17,919)	(262,990)	1,500,582
Israel Common Values	1,824,888	-	1,888,157	-	587,426	(524,157)	-
Defensive Strategies	2,823,419	107,037	508,638	73,189	33,086	(362,137)	2,092,767
Emerging Markets	2,503,301	-	2,569,116	-	50,750	15,065	-
Timothy Plan High Dividend Stock ETF	3,064,416	955,765	-	43,355	-	(976,291)	3,043,890
Timothy Plan International ETF	-	8,828,359	-	21,563	-	(1,639,357)	7,189,002
Timothy Plan U.S. Large Cap Core ETF	6,061,504	235,556	151,199	28,540	9,403	(1,128,882)	5,026,382
Timothy Plan U.S. Small Cap Core ETF	-	2,882,698	-	7,542	-	(771,954)	2,110,744
Total	$34,498,865			$285,911	$1,208,221	$(6,065,037)	$28,738,177

*	Includes capital gain distributions from affiliated funds

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March 31, 2020 (Unaudited) (Continued)

Timothy Plan Family of Funds

Conservative Growth	Six Months Ended March 31, 2020
Fund	Balance September 30, 2019	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares*	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2020
Aggressive Growth	$898,620	$-	$979,635	$-	$118,867	$(37,852)	$-
International	4,781,421	254,091	2,928,061	16,677	290,594	(468,223)	1,929,822
Small Cap Value	1,394,328	-	1,448,099	-	18,049	35,722	-
Fixed Income	17,867,223	680,941	3,803,608	135,926	45,719	324,842	15,115,117
High Yield Bond	2,525,476	65,503	163,816	51,520	1,303	(370,624)	2,057,842
Israel Common Values	1,650,624	-	1,707,767	-	491,121	(433,978)	-
Defensive Strategies	3,192,294	179,746	553,499	80,539	36,729	(398,032)	2,457,238
Emerging Markets	2,079,491	-	2,134,121	-	87,733	(33,103)	-
Timothy Plan High Dividend Stock ETF	2,793,726	1,093,828	-	40,082	-	(906,075)	2,981,479
Timothy Plan International ETF	-	7,274,838	-	17,069	-	(1,280,197)	5,994,641
Timothy Plan U.S. Large Cap Core ETF	6,449,931	616,833	198,153	30,463	12,352	(1,204,654)	5,676,309
Timothy Plan U.S. Small Cap Core ETF	-	2,778,493	-	7,036	-	(710,776)	2,067,717
Total	$43,633,134			$379,312	$1,102,467	$(5,482,950)	$38,280,165

*	Includes capital gain distributions from affiliated funds

Growth & Income	Six Months Ended March 31, 2020
Fund	Balance September 30, 2019	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2020
Timothy Plan High Dividend Stock ETF	$12,155,517	$-	$1,752,441	$139,618	$(246,359)	$(2,601,037)	$7,555,680

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Timothy Plan Family of Funds

Note 8 | Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at March 31, 2020, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Aggressive Growth	$21,390,194	$2,642,444	$(2,189,967)	$452,477
International	73,508,187	5,802,132	(10,166,896)	(4,364,764)
Large/Mid Cap Growth	66,784,690	8,760,105	(7,987,882)	772,223
Small Cap Value	135,871,764	1,437,084	(41,656,979)	(40,219,895)
Large/Mid Cap Value	174,157,453	14,272,806	(27,462,539)	(13,189,733)
Fixed Income	93,571,788	4,455,809	(862,213)	3,593,596
High Yield Bond	74,588,409	164,174	(10,029,662)	(9,865,488)
Israel Common Values	56,659,615	11,934,610	(7,466,088)	4,468,522
Defensive Strategies	37,035,239	3,070,603	(5,754,006)	(2,683,403)
Strategic Growth	35,090,122	192,111	(5,151,065)	(4,958,954)
Conservative Growth	44,343,840	419,648	(4,777,125)	(4,357,477)
Growth & Income	17,953,122	262,589	(2,383,040)	(2,120,451)

Note 9 | Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal year ended September 30, 2019 and the fiscal year ended September 30, 2018 were as follows:

	Aggressive Growth	International*	Large/Mid Cap Growth	Small Cap Value
Year ended September 30, 2019
Ordinary Income	$43,474	$1,317,512	$-	$4,515,051
Long-term Capital Gains	1,818,259	-	4,465,675	14,010,024
Return of Capital	424	-	-	-

	$1,862,157	$1,317,512	$4,465,675	$18,525,075

Year ended September 30, 2018
Ordinary Income	$-	$2,275,886	$-	$2,201,065
Long-term Capital Gains	-	-	2,294,405	10,506,372

	$-	$2,275,886	$2,294,405	$12,707,437

	Large/Mid Cap Value	Fixed Income	High Yield Bond	Israel Common Values*	Defensive Strategies
Year ended September 30, 2019
Ordinary Income	$1,656,902	$1,475,208	$2,290,049	$338,491	$655,005
Long-term Capital Gains	17,999,454	-	-	362,645	451,837

	$19,656,356	$1,475,208	$2,290,049	$701,136	$1,106,842

Year ended September 30, 2018
Ordinary Income	$2,005,692	$1,374,685	$2,303,749	$651,092	$71,849
Long-term Capital Gains	12,222,087	-	-	-	-
Return of Capital	-	-	-	190,665	-

	$14,227,779	$1,374,685	$2,303,749	$841,757	$71,849

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March 31, 2020 (Unaudited) (Continued)

Timothy Plan Family of Funds

	Strategic Growth	Conservative Growth	Growth & Income Fund
Year ended September 30, 2019
Ordinary Income	$-	$-	$328,500
Long-term Capital Gains	122,381	1,113,055	363,977
Return of Capital	-	-	7,989

	$122,381	$1,113,055	$700,466

Year ended September 30, 2018
Ordinary Income	$-	$-	$24,002
Long-term Capital Gains	-	168,976	861,134

	$-	$168,976	$885,136

*

The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $329,510, and $216,896 for fiscal year ended September 30, 2019 for the Israel Common Values and International Funds, respectively, and $243,253, and $289,368 for the fiscal year ended September 30, 2018 for the Israel Common Values and International Funds, which have been passed through to the Funds’ underlying shareholders and are deemed dividends for tax purposes.

As of September 30, 2019, the components of distributable earnings on a tax basis were as follows:

	Aggressive Growth Fund	International Fund	Large/Mid Cap Growth Fund	Small Cap Value Fund
Undistributed Ordinary Income	$-	$719,040	$-	$435,080
Long-Term Capital Gains	-	-	3,702,331	5,092,154
Capital Loss Carry Forward	(139,560)	(883,643)	-	-
Post October and Other Losses	(678,025)	(4,181,929)	(272,291)	-
Unrealized Appreciation (Depreciation)	3,370,376	8,263,839	12,862,429	2,898,352

	$2,552,791	$3,917,307	$16,292,469	$8,425,586

	Large/Mid Cap Value Fund	Fixed Income Fund	High Yield Bond Fund	Israel Common Values Fund
Undistributed Ordinary Income	$964,884	$393,539	$72,174	$394,455
Long-Term Capital Gains	23,465,492	-	-	-
Capital Loss Carry Forward	-	(1,510,987)	(1,229,861)	-
Post October and Other Losses	-	(102,089)	(100,729)	(529,025)
Unrealized Appreciation (Depreciation)	21,091,211	2,316,642	1,118,315	19,432,689

	$45,521,587	$1,097,105	$(140,101)	$19,298,119

	Defensive Strategies Fund	Strategic Growth Fund	Conservative Growth Fund	Growth & Income Fund
Undistributed Ordinary Income	$530,950	$-	$96,081	$-
Long-Term Capital Gains	593,316	1,336,145	1,589,423	-
Capital Loss Carry Forward	-	-	-	(308,394)
Post October and Other Losses	-	(75,597)	-	(113,042)
Unrealized Appreciation (Depreciation)	934,521	1,106,083	1,125,473	454,053

	$2,058,787	$2,366,631	$2,810,977	$32,617

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from investments are primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open forward currency contracts and passive foreign investment companies, and adjustments for C-Corporation return of capital distributions. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $331, $12, $(243) and $(31) for the Israel Common Values, International, Defensive Strategies and Growth & Income Funds, respectively.

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Notes to Financial Statements

March 31, 2020 (Unaudited) (Continued)

Timothy Plan Family of Funds

Note 10 | Capital Loss Carryforwards, Post October and Other Losses

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Fund	Late Year Losses
Aggressive Growth Fund	$165,024
Large/Mid Cap Growth Fund	272,291
Strategic Growth Fund	75,597
Growth & Income Fund	73

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Fund	Post October Losses
Aggressive Growth Fund	$513,001
International Fund	4,181,929
Fixed Income Fund	102,089
High Yield Bond Fund	100,729
Israel Common Values Fund	529,025
Growth & Income Fund	112,969

At September 30, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, utilized and expired capital loss carryforwards as follows:

	Capital Loss Carry Forward
Fund	Expired	Non-Expiring Short-Term	Non-Expiring Long-Term	Non-Expiring Total	Utilized
Aggressive Growth Fund	$-	$139,560	$-	$139,560	$-
International Fund	844,129	883,643	-	883,643	-
Fixed Income Fund	-	832,168	678,819	1,510,987	-
High Yield Bond Fund	-	190,417	1,039,444	1,229,861	-
Israel Common Values Fund	-	-	-	-	702,224
Growth & Income Fund	-	182,803	125,591	308,394	-

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

Note 11 | NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Funds have adopted ASU 2017-08 on a modified retrospective basis as of October 1, 2019. The adoption of ASU 2017-08 did not have a significant impact on the

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Timothy Plan Family of Funds

amortized cost of investments as of October 1, 2019, and had no impact on beginning net assets, the current period results from operations, or any prior period information presented in the financial statements.

In August 2018, FASB issued ASU No. 2018-13, which changed certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removed the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed and the Funds have adopted this amendment early.

Note 12 | SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial issues were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Note 13 | TAX INFORMATION (Unaudited)

The Strategic Growth and Conservative Growth Funds designate the following for federal income tax purposes for the year ended September 30, 2019:

Strategic Growth Fund	Foreign Taxes paid	Foreign Source Income
Timothy Israel Common Values Fund	$7,453	$31,506
Timothy International Fund	16,619	204,224

Conservative Growth Fund	Foreign Taxes paid	Foreign Source Income
Timothy Israel Common Values Fund	$6,742	$28,497
Timothy International Fund	11,564	142,097

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Timothy Plan Family of Funds

Board Annual Approval/Renewals of Advisory and Sub-Advisory Agreements (Unaudited)

Timothy Partners, Ltd; Investment Advisor to all Funds.

The continuance of the Investment Advisory Agreement (the “IA Agreement”) on behalf of each series of the Trust between the Trust and Timothy Partners, Ltd. (“TPL”) was last approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 14, 2020. A description of the factors considered by the Board in renewing the IA Agreement are set forth below.

The Trustees, including the Independent Trustees, noted with approval the Advisor’s experience and consistency in incorporating and implementing the unique, biblically-based management style that is a stated objective of all the Funds, as set forth in the Funds’ prospectus.

The Board also received and reviewed a description of TPL’s business and any personnel changes, a description of the compensation received by TPL from the Funds, information relating to the Advisor’s compliance and operational policies and procedures, and a description of any material legal proceedings or securities enforcement proceedings regarding TPL or its personnel (there were none of either). In addition, the Board requested and received financial statements of TPL for its fiscal year ended December 31, 2019, and noted that updated financial statements were provided at each Board Meeting.

The Board also received a report from TPL relating to the fees charged by TPL, both as an aggregate and in relation to fees charged by other advisors to similar funds. The materials prepared by TPL were provided to the Board in advance of the meeting. The Board considered the fees charged by TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which are maintained by TPL, and TPL’s role as a manager of managers. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the Funds.

The Board also discussed the nature, extent and quality of TPL’s services to the Funds. In particular, the Board noted with approval TPL’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed TPL’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board next considered the investment performance of each Fund and the Advisor’s performance in monitoring the investment managers of the underlying funds. The Board generally approved of each Fund’s performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that the investment managers of each Fund did not succumb to “style drift” in their management of each Fund’s assets, and that each Fund was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval the Advisor’s ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that the Advisor’s business was devoted exclusively to serving the Funds, and that the Advisor did not realize any ancillary benefits or profits deriving from its relationship with the Funds. The Board further noted with approval the Advisor’s past activities on monitoring the performance of the underlying Funds’ various investment managers and the promptness and efficiency with which problems were brought to the Board’s attention and responsible remedies offered and executed. After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, and determined that the renewal of the IA Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the IA Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement renewal.

Westwood Management Corporation; Sub-Advisor to the Large/Mid Cap Value and the Small Cap Value Funds.

The Sub-Advisory Agreement between the Trust, TPL and Westwood Management Corporation (“Westwood”), on behalf of the Timothy Plan Small Cap Value and Large/Mid Cap Value Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 14, 2020. The Board considered the following factors in arriving at its conclusions to renew the Westwood Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Westwood in light

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Timothy Plan Family of Funds

of the services provided by Westwood. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Westwood and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Westwood. Next, the Board discussed the nature, extent and quality of Westwood’s services to each Fund, including the investment performance of the Funds under Westwood’s investment management. The Board generally approved of Westwood’s performance, noting that the Funds managed by Westwood invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Westwood did not succumb to “style drift” in its management of each Fund’s assets, and that Westwood was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Westwood’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Westwood’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Westwood Sub-Advisory Agreement because Westwood was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Westwood Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Westwood Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Westwood Sub-Advisory Agreement renewal.

Barrow, Hanley, Mewhinney & Strauss; Sub-Advisor for the Fixed Income, High Yield Bond, and Defensive Strategies TIPS sleeve.

The Sub-Advisory Agreement between the Trust, TPL and Barrow, Hanley, Mewhinney & Strauss (“BHM&S”), on behalf of the Timothy Plan Fixed Income, High Yield Bond and Defensive Strategies TIPS sleeve Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 14, 2020. The Board considered the following factors in arriving at its conclusions to renew the BHM&S Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by BHM&S in light of the services provided by BHM&S to other similar clients. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by BHM&S and paid out of the fees received by TPL were fair and reasonable in light of the services provided by BHM&S. In reaching that determination, the Board relied on reports describing the fees paid to BHM&S. Next, the Board discussed the nature, extent and quality of BHM&S’s services to each Fund, including the investment performance of the Funds under BHM&S’s investment management. The Board generally approved of BHM&S’s performance, noting that the Funds managed by BHM&S invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that BHM&S did not succumb to “style drift” in its management of each Fund’s assets, and that BHM&S was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval BHM&S’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether BHM&S’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the BHM&S Sub-Advisory Agreement because BHM&S was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the BHM&S Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the BHM&S Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the BHM&S Sub-Advisory Agreement renewal.

Chartwell Investment Partners; Sub-Advisor to the Aggressive Growth and Large/Mid Cap Growth Funds.

The Sub-Advisory Agreement between the Trust, TPL and Chartwell Investment Partners (“Chartwell”), on behalf of the Timothy Plan Aggressive Growth and Large/Mid Cap Growth Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 14, 2020. The Board considered the following factors in arriving at its conclusions to renew the Chartwell Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Chartwell in light of

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the services provided by Chartwell. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Chartwell and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Chartwell. Next, the Board discussed the nature, extent and quality of Chartwell’s services to each Fund, including the investment performance of the Funds under Chartwell’s investment management. The Board generally approved of Chartwell’s performance, noting that the Funds managed by Chartwell invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Chartwell did not succumb to “style drift” in its management of each Fund’s assets, and that Chartwell was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Chartwell’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Chartwell’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Chartwell Sub-Advisory Agreement because Chartwell was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Chartwell Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Chartwell Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Chartwell Sub-Advisory Agreement renewal.

Macquarie Investment Management; Sub-Advisor to the Defensive Strategies Fund REITs sleeve.

The Sub-Advisory Agreement between the Trust, TPL and Macquarie Investment Management (“MIM”), on behalf of the Timothy Plan Defensive Strategies Fund REITs sleeve, was last renewed by the Board at a meeting held for that purpose, among others, on February 14, 2020. The Board considered the following factors in arriving at its conclusions to renew the MIM Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by MIM in light of the services provided by MIM. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by MIM and paid out of the fees received by TPL were fair and reasonable in light of the services provided by MIM. Next, the Board discussed the nature, extent and quality of MIM’s services to the Fund, including the investment performance of the Fund under MIM’s investment management. The Board generally approved of MIM’s performance, noting that the Fund managed by MIM invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that MIM did not succumb to “style drift” in its management of the Fund’s assets, and that MIM was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval MIM’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether MIM’s current fee structure would allow the Fund to realize economies of scale as it grows. The Board decided that this particular factor was moot with respect to the MIM Sub-Advisory Agreement because MIM was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the MIM Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the MIM Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the MIM Sub-Advisory Agreement renewal.

CoreCommodity Management, LLC; Sub-Advisor to the Defensive Strategies Fund commodities sleeve.

The Sub-Advisory Agreement between the Trust, TPL and CoreCommodity Management, LLC (“Core”), on behalf of the Timothy Plan Defensive Strategies Fund commodity sleeve, was last renewed by the Board at a meeting held for that purpose, among others, on February 14, 2020. The Board considered the following factors in arriving at its conclusions to renew the Core Sub-Advisory Agreement. First, the Board considered the fees charged by Core in light of the services provided by Core. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Core and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Core. Next, the Board discussed the nature, extent and quality of Core’s services to the Fund, including the investment performance of the Fund under

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Timothy Plan Family of Funds

Core’s investment management. The Board generally approved of Core’s performance, noting that the Fund managed by Core invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Core did not succumb to “style drift” in its management of the Fund’s assets, and that Core was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Core’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Core’s current fee structure would allow the Fund to realize economies of scale as it grows. The Board decided that this particular factor was moot with respect to the Core Sub-Advisory Agreement because Core was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Core Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders. In approving the renewal of the Core Sub-Advisory Agreement, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Core Sub-Advisory Agreement renewal.

Eagle Global Advisors; Sub-Advisor to the International Fund and Israel Common Values Fund.

The Sub-Advisory Agreement between the Trust, TPL and Eagle Global Advisors (“Eagle”), on behalf of the Timothy Plan International Fund and Israel Common Values Fund, was last renewed by the Board at a meeting held for that purpose, among others, on February 14, 2020. The Board considered the following factors in arriving at its conclusions to renew the Eagle Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Eagle in light of the services provided by Eagle. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Eagle and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Eagle. Next, the Board discussed the nature, extent and quality of Eagle’s services to the Funds, including the investment performance of the Funds under Eagle’s investment management. The Board generally approved of Eagle’s performance, noting that the Funds managed by Eagle invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Eagle did not succumb to “style drift” in its management of the Funds’ assets, and that Eagle was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Eagle’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Eagle’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Eagle Sub-Advisory Agreement because Eagle was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Eagle Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Eagle Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Eagle Sub-Advisory Agreement renewal.

[101]

Expense Examples – (Unaudited)

March 31, 2020

As a shareholder of a Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs”, (in dollars) of investing in each Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2019, through March 31, 2020.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

AGGRESSIVE GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	10/1/2019	3/31/2020	10/1/2019 through 3/31/2020
Actual - Class A *	$1,000.00	$ 918.70	$ 7.72
Hypothetical - Class A **	$1,000.00	$1,016.95	$ 8.12
Actual - Class C *	$1,000.00	$ 916.40	$11.31
Hypothetical - Class C **	$1,000.00	$1,013.20	$11.88
Actual - Class I *	$1,000.00	$ 920.20	$ 6.53
Hypothetical - Class I **	$1,000.00	$1,018.20	$ 6.86

*

Expenses are equal to the Fund’s annualized expense ratio of 1.61% for Class A, 2.36% for Class C and 1.36% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The Aggressive Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (8.13)% for Class A, (8.36)% for Class C and (7.98)% for Class I for the period of October 1, 2019, to March 31, 2020.

**	Assumes a 5% return before expenses.

[102]

Expense Examples – (Unaudited) (Continued)

March 31, 2020

INTERNATIONAL FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	10/1/2019	3/31/2020	10/1/2019 through 3/31/2020
Actual - Class A *	$1,000.00	$ 853.80	$ 7.92
Hypothetical - Class A **	$1,000.00	$1,016.45	$ 8.62
Actual - Class C *	$1,000.00	$ 851.10	$11.38
Hypothetical - Class C **	$1,000.00	$1,012.70	$12.38
Actual - Class I *	$1,000.00	$ 855.40	$ 6.77
Hypothetical - Class I **	$1,000.00	$1,017.70	$ 7.36

*

Expenses are equal to the Fund’s annualized expense ratio of 1.71% for Class A, 2.46% for Class C and 1.46% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The International Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (14.62)% for Class A, (14.89)% for Class C, and (14.46)% for Class I for the period of October 1, 2019, to March 31, 2020..

**	Assumes a 5% return before expenses.

LARGE/MID CAP GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	10/1/2019	3/31/2020	10/1/2019 through 3/31/2020
Actual - Class A *	$1,000.00	$ 868.90	$ 6.96
Hypothetical - Class A **	$1,000.00	$1,017.55	$ 7.52
Actual - Class C *	$1,000.00	$ 866.20	$10.45
Hypothetical - Class C **	$1,000.00	$1,013.80	$11.28
Actual - Class I *	$1,000.00	$ 870.10	$ 5.80
Hypothetical - Class I **	$1,000.00	$1,018.80	$ 6.26

*

Expenses are equal to the Fund’s annualized expense ratio of 1.49% for Class A, 2.24% for Class C and 1.24% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The Large/Mid Cap Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (13.11)% for Class A, (13.38)% for Class C, and (12.99)% for Class I for the period of October 1, 2019, to March 31, 2020.

**	Assumes a 5% return before expenses.

SMALL CAP VALUE FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	10/1/2019	3/31/2020	10/1/2019 through 3/31/2020
Actual - Class A *	$1,000.00	$ 708.00	$ 6.06
Hypothetical - Class A **	$1,000.00	$1,017.90	$ 7.16
Actual - Class C *	$1,000.00	$ 705.10	$ 9.25
Hypothetical - Class C **	$1,000.00	$1,014.15	$10.93
Actual - Class I *	$1,000.00	$ 709.10	$ 5.00
Hypothetical - Class I **	$1,000.00	$1,019.15	$ 5.91

*

Expenses are equal to the Fund’s annualized expense ratio of 1.42% for Class A, 2.17% for Class C and 1.17% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The Large/Mid Cap Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (29.20)% for Class A, (29.49)% for Class C, and (29.09)% for Class I for the period of October 1, 2019, to March 31, 2020.

**	Assumes a 5% return before expenses.

[103]

Expense Examples – (Unaudited) (Continued)

March 31, 2020

LARGE/MID CAP VALUE FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	10/1/2019	3/31/2020	10/1/2019 through 3/31/2020
Actual - Class A *	$1,000.00	$ 818.10	$ 6.41
Hypothetical - Class A **	$1,000.00	$1,017.95	$ 7.11
Actual - Class C *	$1,000.00	$ 815.10	$ 9.80
Hypothetical - Class C **	$1,000.00	$1,014.20	$10.88
Actual - Class I *	$1,000.00	$ 819.50	$ 5.28
Hypothetical - Class I **	$1,000.00	$1,019.20	$ 5.86

*

Expenses are equal to the Fund’s annualized expense ratio of 1.41% for Class A, 2.16% for Class C, and 1.16% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The Large/Mid Cap Value Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (18.19) % for Class A, (18.49)% for Class C, and (18.05)% for Class I for the period of October 1, 2019, to March 31, 2020.

**	Assumes a 5% return before expenses.

FIXED INCOME FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	10/1/2019	3/31/2020	10/1/2019 through 3/31/2020
Actual - Class A *	$1,000.00	$1,026.40	$5.52
Hypothetical - Class A **	$1,000.00	$1,019.55	$5.50
Actual - Class C *	$1,000.00	$1,022.30	$9.30
Hypothetical - Class C **	$1,000.00	$1,015.80	$9.27
Actual - Class I *	$1,000.00	$1,028.00	$4.26
Hypothetical - Class I **	$1,000.00	$1,020.80	$4.24

*

Expenses are equal to the Fund’s annualized expense ratio of 1.09% for Class A, 1.84% for Class C, and 0.84% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The Fixed Income Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 2.64% for Class A, 2.23% for Class C, and 2.80% for Class I for the period of October 1, 2019, to March 31, 2020.

**	Assumes a 5% return before expenses.

HIGH YIELD BOND FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	10/1/2019	3/31/2020	10/1/2019 through 3/31/2020
Actual - Class A *	$1,000.00	$ 869.00	$5.75
Hypothetical - Class A **	$1,000.00	$1,018.85	$6.21
Actual - Class C *	$1,000.00	$ 865.70	$9.24
Hypothetical - Class C **	$1,000.00	$1,015.10	$9.97
Actual - Class I *	$1,000.00	$ 870.20	$4.58
Hypothetical - Class I **	$1,000.00	$1,020.10	$4.95

**

Expenses are equal to the Fund’s annualized expense ratio of 1.23% for Class A, 1.98% for Class C, and 0.98% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The High Yield Bond Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (13.10)% for Class A, (13.43)% for Class C, and (12.98)% for Class I for the period of October 1, 2019, to March 31, 2020.

**	Assumes a 5% return before expenses.

[104]

Expense Examples – (Unaudited) (Continued)

March 31, 2020

DEFENSIVE STRATEGIES FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	10/1/2019	3/31/2020	10/1/2019 through 3/31/2020
Actual - Class A *	$1,000.00	$ 893.90	$ 7.01
Hypothetical - Class A **	$1,000.00	$1,017.60	$ 7.47
Actual - Class C *	$1,000.00	$ 891.00	$10.54
Hypothetical - Class C **	$1,000.00	$1,013.85	$11.23
Actual - Class I *	$1,000.00	$ 894.70	$ 5.83
Hypothetical - Class I **	$1,000.00	$1,018.85	$ 6.21

*

Expenses are equal to the Fund’s annualized expense ratio of 1.48% for Class A, 2.23% for Class C and 1.23% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The Defensive Strategies Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (10.61)% for Class A, (10.90)% for Class C and (10.53)% for Class I for the period of October 1, 2019, to March 31, 2020.

**	Assumes a 5% return before expenses.

STRATEGIC GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	10/1/2019	3/31/2020	10/1/2019 through 3/31/2020
Actual - Class A *	$1,000.00	$ 862.10	$5.21
Hypothetical - Class A **	$1,000.00	$1,019.40	$5.65
Actual - Class C *	$1,000.00	$ 859.00	$8.69
Hypothetical - Class C **	$1,000.00	$1,015.65	$9.42

*

Expenses are equal to the Fund’s annualized expense ratio of 1.12% for Class A and 1.87% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The Strategic Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (13.79)% for Class A and (14.10)% for Class C for the six-month period of October 1, 2019, to March 31, 2020.

**	Assumes a 5% return before expenses.

CONSERVATIVE GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	10/1/2019	3/31/2020	10/1/2019 through 3/31/2020
Actual - Class A *	$1,000.00	$ 904.30	$5.19
Hypothetical - Class A **	$1,000.00	$1,019.55	$5.50
Actual - Class C *	$1,000.00	$ 899.90	$8.74
Hypothetical - Class C **	$1,000.00	$1,015.80	$9.27

*

Expenses are equal to the Fund’s annualized expense ratio of 1.09% for Class A and 1.84% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The Conservative Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (9.57)% for Class A and (10.01)% for Class C for the six-month period of October 1, 2019, to March 31, 2020.

**	Assumes a 5% return before expenses.

[105]

Expense Examples – (Unaudited) (Continued)

March 31, 2020

ISRAEL COMMON VALUES FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	10/1/2019	3/31/2020	10/1/2019 through 3/31/2020
Actual - Class A *	$1,000.00	$ 813.20	$ 7.93
Hypothetical - Class A **	$1,000.00	$1,016.25	$ 8.82
Actual - Class C *	$1,000.00	$ 810.00	$11.31
Hypothetical - Class C **	$1,000.00	$1,012.50	$12.58
Actual - Class I *	$1,000.00	$ 814.20	$ 6.80
Hypothetical - Class I **	$1,000.00	$1,017.50	$ 7.57

*

Expenses are equal to the Fund’s annualized expense ratio of 1.75% for Class A, 2.50% for Class C and 1.50% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The Israel Common Values Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (18.68)% for Class A, (19.00)% for Class C and (18.58)% for Class I for the period of October 1, 2019, to March 31, 2020.

**	Assumes a 5% return before expenses.

GROWTH & INCOME FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	10/1/2019	3/31/2020	10/1/2019 through 3/31/2020
Actual - Class A *	$1,000.00	$ 862.50	$ 7.26
Hypothetical - Class A **	$1,000.00	$1,017.20	$ 7.87
Actual - Class C *	$1,000.00	$ 859.50	$10.74
Hypothetical - Class C **	$1,000.00	$1,013.45	$11.63
Actual - Class I ***	$1,000.00	$ 864.70	$ 6.11
Hypothetical - Class I **	$1,000.00	$1,018.45	$ 6.61

*

Expenses are equal to the Fund’s annualized expense ratio of 1.56% for Class A, 2.31% for Class C and 1.31% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The Growth & Income Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (13.75)% for Class A, (14.05)% for Class C and (13.53)% for Class I for the period of October 1, 2019, to March 31, 2020.

**	Assumes a 5% return before expenses.

[106]

Liquidity Risk Management Program (Unaudited)

March 31, 2020

Timothy Plan Family of Funds

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Funds’ Board of Trustees approved the appointment of a Liquidity Program Administrator (LPA) comprised of the Trust’s Liquidity Risk Management Program Committee, which includes representatives from the Funds’ investment adviser and liquidity consultant. The LPA is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The LPA updated its assessment of each Fund’s liquidity risk profile, considering additional data gathered in the 12 months ended November 30, 2019 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception on December 1, 2018 (the “Review Period”) in order to prepare a written report for the Board of Trustees (the “Report”) for consideration at its meeting held in February, 2020.

During the Review Period, none of the Funds experienced unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period, the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. None of the Funds had a significant amount of illiquid investments and none required a determination as to a highly liquid investment minimum. The Report concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

[107]

Privacy Notice

FACTS	WHAT DOES THE TIMOTHY PLAN DO WITH YOUR PERSONAL INFORMATION?

WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all information sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this Notice carefully to understand what we do.

WHAT?

The types of information we collect and share depend on the product or service you have with us. This information can include:

•   Social Security Number

•   Assets

•   Retirement Assets

•   Transaction History

•   Checking Account History

•   Purchase History

•   Account Balances

•   Account Transactions

•   Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this Notice.

HOW?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Timothy Plan chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does The Timothy Plan share?	Can you limit this sharing?

For our everyday business purposes-	Yes	No
Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.

For our marketing purposes-	No	We don’t share
to offer our products and services to you.

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes-	Yes	No
information about your transactions and experiences.

For our affiliates’ everyday business purposes-	No	We don’t share
information about your creditworthiness

For non-affiliates to market to you	No	We don’t share

Questions?	Call 800-662-0201

[108]

Who we are

Who is providing this Notice?	Timothy Plan Family of Mutual Funds Timothy Partners, Ltd.

What we do

How does The Timothy Plan protect your personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does The Timothy Plan collect your personal information?

We collect your personal information, for example, when you

•    Open an account

•    Provide account information

•    Give us your contact information

•    Make deposits or withdrawals from your account

•    Make a wire transfer

•    Tell us where to send the money

•    Tell us who receives the money

•    Show your government-issued ID

•    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•    Sharing for affiliates’ everyday business purposes- information about your creditworthiness.

•    Affiliates from using your information to market to you.

•    Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non- financial companies. Timothy Partners, Ltd. is an affiliate of The Timothy Plan
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • The Timothy Plan does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products to you. • The Timothy Plan does not jointly market.

Customer Identification Program

The Board of Trustees of the Trust has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

[109]

Disclosures

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Funds voted proxies relating to Fund securities during the period ended June 30 of well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling

1-800-732-0330 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-Q’s successor form, Form N-PORT. The filings are available free of charge, upon request, by calling the Trust toll-free at 1-800-662-0201. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov.

[110]

BOARD OF TRUSTEES

Arthur D. Ally

Kenneth Blackwell

Joseph E. Boatwright

Rick Copeland

Deborah Honeycutt

Bill Johnson

John C. Mulder

Charles E. Nelson

Scott Preissler

Alan Ross

Mathew D. Staver

Patrice Tsague

OFFICERS

Arthur D. Ally, President

Joseph E. Boatwright, Secretary

Terry Covert, Vice President

Cheryl Mumbert, Vice President

David D. Jones, Chief Compliance Officer

INVESTMENT ADVISOR

Timothy Partners, Ltd.

1055 Maitland Center Commons

Maitland, FL 32751

DISTRIBUTOR

Timothy Partners, Ltd.

1055 Maitland Center Commons

Maitland, FL 32751

TRANSFER AGENT

Ultimus Fund Solutions, LLC

4221 N. 203rd St, Suite 100

Elkhorn, NE 68022-3474

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

David D Jones, Esq.

20770 Hwy 281 N., Suite 108-619

San Antonio, TX 78258

For additional information or a prospectus, please call: 1-800-846-7526

Visit the Timothy Plan web site on the internet at: www.timothyplan.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

HEADQUARTERS

The Timothy Plan

1055 Maitland Center Commons

Maitland, Florida 32751

(800) 846-7526

www.timothyplan.com

invest@timothyplan.com

SHAREHOLDER SERVICES

Ultimus Fund Solutions, LLC

4221 N. 203rd St, Suite 100

Elkhorn, NE 68022-3474

(800) 662-0201

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders. The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures within 90 days, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE.

Item 13. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Timothy Plan

By	/s/Arthur D. Ally
Arthur D. Ally, President/Principle Executive Officer & Treasurer/Principle Financial Officer

Date	6/9/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Arthur D. Ally
Arthur D. Ally, President/Principle Executive Officer & Treasurer/Principle Financial Officer

Date	6/9/20